UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21566

Name of Fund: BlackRock Floating Rate Income Trust (BGT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Floating Rate Income Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2010

Date of reporting period: 04/30/2010

Item 1 – Report to Stockholders

Semi-Annual Report

APRIL 30, 2010 I (UNAUDITED)

BlackRock Credit Allocation Income Trust I, Inc. (PSW)

BlackRock Credit Allocation Income Trust II, Inc. (PSY)

BlackRock Credit Allocation Income Trust III (BPP)

BlackRock Credit Allocation Income Trust IV (BTZ)

BlackRock Floating Rate Income Trust (BGT)

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2 SEMI-ANNUAL REPORT

APRIL 30, 2010

Dear Shareholder

Although overall global economic and financial conditions have generally improved over the past year, the period ended with high levels of market volatility and diminishing investor confidence sparked by the sovereign debt crisis in Europe, concerns over the strength of the economic recovery and uncertainty surrounding the future of interest rate policies. Additionally, as the period drew to a close, the increasing likelihood of more stringent financial market regula-

tions added to the overall sense of investment uncertainty. Despite the uneven nature of recent market conditions, we continue to believe that the “Great

Recession” likely ended at some point last summer, thanks primarily to massive fiscal and monetary stimulus, and that the global economy remains in recovery mode.

Global equity markets bottomed in early 2009 and since that time have moved unevenly higher as investors were lured back into the markets by depressed valuations, desire for higher yields and improvements in corporate earnings prospects. There have been several corrections along the way and volatility levels have remained elevated — reflections of mixed economic data, lingering deflation issues (especially in Europe) and uncertainty surrounding financial regula-

tions. On balance, however, improving corporate revenues and profits and a positive macro backdrop helped push stock prices higher over the last twelve and six months. From a geographic perspective, US equities have outpaced their international counterparts in recent months, as the domestic economic recovery has been more pronounced and as credit-related issues have held European markets down.

Within fixed income markets, yields have been moving unevenly as improving economic conditions have been acting to push Treasury yields higher (and prices correspondingly lower), while concerns over ongoing deflation threats have acted as a counterweight. As the period drew to a close, Treasury yields were falling as investors flocked to the “safe haven” asset class in the face of escalating uncertainty. Over the course of the last twelve and six months,

however, Treasuries underperformed other areas of the bond market, particularly the high yield sector, which has been benefiting from increased investor demand. Meanwhile, municipal bonds slightly outperformed taxable sectors over both the six- and twelve-month periods thanks to continued high demand levels, but have continued to face the headwinds of ongoing state and local budget problems. As in the taxable arena, high yield municipals have been out-

performing the rest of the market.

Regarding cash investments, yields on money market securities remain near all-time lows (producing returns only marginally above zero percent), with the Federal Open Market Committee reiterating that economic circumstances are likely to necessitate an accommodative interest rate stance for an

“extended period.”

Against this backdrop, the major market averages posted the following returns:
Total Returns as of April 30, 2010	6-month	12-month
US equities (S&P 500 Index)	15.66%	38.84%
Small cap US equities (Russell 2000 Index)	28.17	48.95
International equities (MSCI Europe, Australasia, Far East Index)	2.48	34.43
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.04	0.15
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(0.54)	(1.32)
Taxable fixed income (Barclays Capital US Aggregate Bond Index)	2.54	8.30
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	3.68	8.85
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	11.60	42.53

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Global financial markets continue to show signs of improvement, but questions about the strength and sustainability of the recovery abound. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine,

as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary as of April 30, 2010

BlackRock Credit Allocation Income Trust I, Inc.

Investment Objective

BlackRock Credit Allocation Income Trust I, Inc. (PSW) (formerly BlackRock Preferred and Corporate Income Strategies Fund, Inc.) (the “Fund”) seeks to provide shareholders with high current income and capital appreciation. The Fund seeks to achieve its objectives by investing primarily in credit-related securi-
ties, including, but not limited to, investment grade corporate bonds, high yield bonds, bank loans, preferred securities or convertible bonds or derivatives with economic characteristics similar to these credit-related securities.

Effective November 13, 2009, BlackRock Preferred and Corporate Income Strategies Fund, Inc. was renamed BlackRock Credit Allocation Income Trust I, Inc.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended April 30, 2010, the Fund returned 17.86% based on market price and 16.40% based on net asset value (“NAV”). For the same period, the closed-end Lipper Income & Preferred Stock Funds category posted an average return of 22.64% on a market price basis and 15.18% on a
NAV basis. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. In accordance with a change to its investment policies the Fund transitioned its portfolio away from primarily investing in preferred securities and corporate bonds into a broader spectrum of securities across the capital structure. Performance has been driven by the strong rebound in preferred securities, along with asset allocation decisions within the preferred sector. In particular, the Fund benefited from an overweight allocation to institutional corporate securities and hybrid securities as those sectors continued their dramatic outperformance versus $25 par preferred securities, in which the Fund was underweight. The Fund’s performance also benefited from participation in several additional issuer-related ten-
ders in preferred equity exchanges, along with an overweight in the European banking sector. On the other hand, markets experienced substantial volatility over the period, most notably during the first three months of 2010. Markets were robust in early January as improving economic conditions left investors feeling underinvested and scrambling to purchase assets. The rally met an abrupt end in mid-January due to rising Greek default risk and the unexpected tightening of monetary policy in China. Markets declined over the ensuing weeks until a European Union-led finance package for Greece was announced.
From that point, markets rallied on stronger economic data, including the first month of job creation (in March) and upward revisions to the previous three months’ jobs data. The preferred market was largely immune from this volatility, however, as prices rose whether the broader market was rallying or selling off. This was due to the previously discussed positive effect of market tenders in the European banking sector.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information
	Symbol on New York Stock Exchange (“NYSE”)	PSW
	Initial Offering Date	August 1, 2003
	Yield based on Closing Market Price as of April 30, 2010 ($9.32)[1]	7.73%
	Current Monthly Distribution per Common Share[2]	$0.06
	Current Annualized Distribution per Common Share[2]	$0.72
	Leverage as of April 30, 2010[3]	29%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
Past performance does not guarantee future results.
2 The monthly distribution per Common Share, declared on June 1, 2010, was decreased to $0.057. The yield on the Closing Market Price, Current
Monthly Distribution per Common Share and Current Annualized Distribution per Common Share do not reflect the new distribution rate. The distribution rate is not constant and is subject to further change in the future. A portion of the distribution may be deemed a tax return of capital or net realized gain.
3 Represents reverse repurchase agreements and Auction Market Preferred Shares (“Preferred Shares”) as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to any borrowings and Preferred Shares) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 9.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	4/30/10	10/31/09	Change	High	Low
Market Price	$ 9.32	$8.24	13.11%	$ 9.40	$7.93
Net Asset Value	$10.40	$9.31	11.71%	$10.40	$9.22

The following charts show the portfolio composition and credit quality allocations of the Fund’s long-term investments:

Portfolio Composition
	4/30/10	10/31/09
Corporate Bonds	67%	18%
Preferred Securities	32	82
Taxable Municipal Bonds	1	—

Credit Quality Allocations[4]
	4/30/10	10/31/09
AA/Aa	9%	—
A	27	26%
BBB/Baa	48	62
BB/Ba	13	8
B	1	2
CCC/Caa	1	—
Not Rated	1	2

4 Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investor
Service (“Moody’s”) ratings.

4 SEMI-ANNUAL REPORT

APRIL 30, 2010

Fund Summary as of April 30, 2010

BlackRock Credit Allocation Income Trust II, Inc.

Investment Objective

BlackRock Credit Allocation Income Trust II, Inc. (PSY) (formerly BlackRock Preferred Income Strategies Fund, Inc.) (the “Fund”) seeks to provide share-
holders with current income and capital appreciation. The Fund seeks to achieve its objectives by investing primarily in credit-related securities, including, but not limited to, investment grade corporate bonds, high yield bonds, bank loans, preferred securities or convertible bonds or derivatives with economic characteristics similar to these credit-related securities.

Effective November 13, 2009, BlackRock Preferred Income Strategies Fund, Inc. was renamed BlackRock Credit Allocation Income Trust II, Inc.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended April 30, 2010, the Fund returned 21.75% based on market price and 18.47% based on net asset value (NAV). For the same period, the closed-end Lipper Income & Preferred Stock Funds category posted an average return of 22.64% on a market price basis and 15.18% on a
NAV basis. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. In accordance with a change to its investment policies the Fund transitioned its portfolio away from primarily investing in preferred securities into a broader spectrum of securities across the capital structure. Performance has been driven by the strong rebound in preferred securities, along with asset allocation decisions within the sector. In particular, the Fund benefited from an overweight allocation to institutional corporate securities and hybrid securities as those sectors continued their dramatic outperformance versus $25 par preferred securities, in which the Fund was underweight. The Fund’s performance also benefited from participation in several additional issuer-related tenders in preferred equity exchanges, along with an overweight in the European banking sector. On the other hand, markets experienced substantial volatility over the period, most notably during the first three months of 2010. Markets were robust in early January as improving economic conditions left investors feeling underinvested and scrambling to purchase assets. The rally met an abrupt end in mid-January due to rising Greek default risk and the unexpected tightening of monetary policy in China. Markets declined over the ensuing weeks until a European Union-led finance package for Greece was announced. From that point, markets rallied on stronger economic data, including the first month of job creation (in March) and upward revisions to the previous three months’ jobs data. The preferred market was largely immune from this volatility, however, as prices rose whether the broader market was rallying or selling off. This was due to the previously discussed positive effect of market tenders in the European banking sector.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information
	Symbol on NYSE	PSY
	Initial Offering Date	March 28, 2003
	Yield on Closing Market Price as of April 30, 2010 ($10.35)[1]	8.70%
	Current Monthly Distribution per Common Share[2]	$0.075
	Current Annualized Distribution per Common Share[2]	$0.900
	Leverage as of April 30, 2010[3]	28%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
Past performance does not guarantee future results.
2 The monthly distribution per Common Share, declared on June 1, 2010, was decreased to $0.0635. The yield on the Closing Market Price, Current
Monthly Distribution per Common Share and Current Annualized Distribution per Common Share do not reflect the new distribution rate. The distribu-
tion rate is not constant and is subject to further change in the future. A portion of the distribution may be deemed a tax return of capital or net realized gain.
3 Represents reverse repurchase agreements and Preferred Shares as a percentage of total managed assets, which is the total assets of the Fund
(including any assets attributable to any borrowings and Preferred Shares) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 9.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	4/30/10	10/31/09	Change	High	Low
Market Price	$10.35	$ 8.90	16.29%	$10.49	$8.53
Net Asset Value	$11.35	$10.03	13.16%	$11.35	$9.91

The following charts show the portfolio composition and credit quality allocations of the Fund’s long-term investments:

Portfolio Composition
	4/30/10	10/31/09
Corporate Bonds	56%	3%
Preferred Securities	43	97
Taxable Municipal Bonds	1	—

Credit Quality Allocations[4]
	4/30/10	10/31/09
AA/Aa	7%	1%
A	26	26
BBB/Baa	50	56
BB/Ba	13	14
B	2	3
CCC/Caa	1	—
Not Rated	1	—
[4] Using the higher of S&P’s or Moody’s ratings.

SEMI-ANNUAL REPORT

APRIL 30, 2010

Fund Summary as of April 30, 2010

BlackRock Credit Allocation Income Trust III

Investment Objective

BlackRock Credit Allocation Income Trust III (BPP) (formerly BlackRock Preferred Opportunity Trust) (the “Fund”) seeks high current income consistent with capital preservation. The Fund seeks to achieve its objectives by investing primarily in credit-related securities, including, but not limited to, investment grade corporate bonds, high yield bonds, bank loans, preferred securities or convertible bonds or derivatives with economic characteristics similar to these credit-related securities.

Effective November 13, 2009, BlackRock Preferred Opportunity Trust was renamed BlackRock Credit Allocation Income Trust III.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended April 30, 2010, the Fund returned 13.05% based on market price and 12.74% based on net asset value (NAV). For the same period, the closed-end Lipper Income & Preferred Stock Funds category posted an average return of 22.64% on a market price basis and 15.18% on a
NAV basis. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. In accordance with a change to its investment policies the Fund transitioned its portfolio away from primarily investing in preferred securities into a broader spectrum of securities across the capital structure. Performance has been driven by the strong rebound in preferred securities, along with asset allocation decisions within the preferred sector. In particular, the Fund benefited from an overweight alloca-
tion to institutional corporate securities and hybrid securities as those sectors continued their dramatic outperformance versus $25 par preferred securities, in which the Fund was underweight. The Fund’s performance also benefited from participation in several additional issuer-related tenders in preferred equity exchanges, along with an overweight in the European banking sector. On the other hand, markets experienced substantial volatility over the period, most notably during the first three months of 2010. Markets were robust in early January as improving economic conditions left investors feeling underinvested and scrambling to purchase assets. The rally met an abrupt end in mid-January due to rising Greek default risk and the unexpected tightening of monetary policy in China. Markets declined over the ensuing weeks until a European Union-led finance package for Greece was announced. From that point, markets rallied on stronger economic data, including the first month of job creation (in March) and upward revisions to the previous three months’ jobs data. The preferred market was largely immune from this volatility, however, as prices rose whether the broader market was rallying or selling off. This was due to the previously discussed positive effect of market tenders in the European banking sector.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information
	Symbol on NYSE	BPP
	Initial Offering Date	February 28, 2003
	Yield on Closing Market Price as of April 30, 2010 ($10.78)[1]	8.07%
	Current Monthly Distribution per Common Share[2]	$0.0725
	Current Annualized Distribution per Common Share[2]	$0.8700
	Leverage as of April 30, 2010[3]	24%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
Past performance does not guarantee future results.
2 The monthly distribution per Common Share, declared on June 1, 2010, was decreased to $0.066500. The yield on the Closing Market Price, Current
Monthly Distribution per Common Share and Current Annualized Distribution per Common Share do not reflect the new distribution rate. The distribu-
tion rate is not constant and is subject to further change in the future. A portion of the distribution may be deemed a tax return of capital or net realized gain.
3 Represents reverse repurchase agreements and Preferred Shares as a percentage of total managed assets, which is the total assets of the Fund
(including any assets attributable to any borrowings and Preferred Shares) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 9.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	4/30/10	10/31/09	Change	High	Low
Market Price	$10.78	$ 9.94	8.45%	$10.85	$ 9.56
Net Asset Value	$11.95	$11.05	8.14%	$11.95	$10.92

The following charts show the portfolio composition and credit quality allocations of the Fund’s long-term investments:

Portfolio Composition
	4/30/10	10/31/09
Corporate Bonds	58%	10%
Preferred Securities	40	90
Municipal Bonds	2	—

Credit Quality Allocations[4]
	4/30/10	10/31/09
AA/Aa	7%	4%
A	32	28
BBB/Baa	40	45
BB/Ba	18	13
B	2	5
CCC/Caa	1	5
[4] Using the higher of S&P’s or Moody’s ratings.

6 SEMI-ANNUAL REPORT

APRIL 30, 2010

Fund Summary as of April 30, 2010

BlackRock Credit Allocation Income Trust IV

Investment Objective

BlackRock Credit Allocation Income Trust IV (BTZ) (formerly BlackRock Preferred and Equity Advantage Trust) (the “Fund”) seeks to achieve high current income, current gains and capital appreciation. The Fund seeks to achieve its objectives by investing primarily in credit-related securities, including, but not limited to, investment grade corporate bonds, high yield bonds, bank loans, preferred securities or convertible bonds or derivatives with economic char-
acteristics similar to these credit-related securities.

Effective November 13, 2009, BlackRock Preferred and Equity Advantage Trust was renamed BlackRock Credit Allocation Income Trust IV.
No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended April 30, 2010, the Fund returned 20.86% based on market price and 16.29% based on net asset value (NAV). For the same period, the closed-end Lipper Income & Preferred Stock Funds category posted an average return of 22.64% on a market price basis and 15.18% on a
NAV basis. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. In accordance with a change to its investment policies the Fund transitioned its portfolio away from primarily investing in preferred and equity securities into a broader spectrum of securities across the capital structure. In addition, the Fund no longer employs an option-writing strategy. Performance has been driven by the strong rebound in preferred securities, along with asset allocation decisions within the preferred sector. In particular, the Fund benefited from an overweight allocation to institutional corporate securities and hybrid securities as those sec-
tors continued their dramatic outperformance versus $25 par preferred securities, in which the Fund was underweight. The Fund’s performance also bene-
fited from participation in several additional issuer-related tenders in preferred equity exchanges, along with an overweight in the European banking sector.
On the other hand, markets experienced substantial volatility over the period, most notably during the first three months of 2010. Markets were robust in early January as improving economic conditions left investors feeling underinvested and scrambling to purchase assets. The rally met an abrupt end in mid-
January due to rising Greek default risk and the unexpected tightening of monetary policy in China. Markets declined over the ensuing weeks until a
European Union-led finance package for Greece was announced. From that point, markets rallied on stronger economic data, including the first month of job creation (in March) and upward revisions to the previous three months’ jobs data. The preferred market was largely immune from this volatility, however, as prices rose whether the broader market was rallying or selling off. This was due to the previously discussed positive effect of market tenders in the
European banking sector.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information
	Symbol on NYSE	BTZ
	Initial Offering Date	December 27, 2006
	Yield on Closing Market Price as of April 30, 2010 ($12.59)[1]	9.53%
	Current Monthly Distribution per Common Share[2]	$0.10
	Current Annualized Distribution per Common Share[2]	$1.20
	Leverage as of April 30, 2010[3]	29%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
Past performance does not guarantee future results.
2 The monthly distribution per Common Share, declared on June 1, 2010, was decreased to $0.079. The yield on the Closing Market Price, Current
Monthly Distribution per Common Share and Current Annualized Distribution per Common Share do not reflect the new distribution rate. The distribu-
tion rate is not constant and is subject to further change in the future. A portion of the distribution may be deemed a tax return of capital or net realized gain.
3 Represents reverse repurchase agreements and Preferred Shares as a percentage of total managed assets, which is the total assets of the Fund
(including any assets attributable to any borrowings and Preferred Shares) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 9.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	4/30/10	10/31/09	Change	High	Low
Market Price	$12.59	$10.96	14.87%	$12.65	$10.66
Net Asset Value	$13.97	$12.64	10.52%	$13.97	$12.55

The following charts show the portfolio composition of the Fund’s long-term investments and credit quality allocations of the Fund’s long-term investments excluding Common Stocks:

Portfolio Composition
	4/30/10	10/31/09
Corporate Bonds	51%	6%
Preferred Securities	38	84
U.S. Treasury Obligations	8	—
Taxable Municipal Bonds	2	—
Common Stocks	1	10

Credit Quality Allocations[4]
	4/30/10	10/31/09
AA/Aa	7%	4%
A	31	33
BBB/Baa	40	53
BB/Ba	11	6
B	2	4
CCC/Caa	1	—
Not Rated	8	—
[4] Using the higher of S&P’s or Moody’s ratings.

SEMI-ANNUAL REPORT

APRIL 30, 2010

Fund Summary as of April 30, 2010

BlackRock Floating Rate Income Trust

Investment Objective

BlackRock Floating Rate Income Trust (BGT) seeks to provide a high level of current income and to seek the preservation of capital. The Fund seeks to achieve its objective by investing in a global portfolio of primarily floating and variable rate securities.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended April 30, 2010, the Fund returned 22.72% based on market price and 10.90% based on net asset value (NAV). For the same period, the closed-end Lipper Loan Participation Funds category posted an average return of 29.63% on a market price basis and 11.27% on a NAV basis. All returns reflect reinvestment of dividends. (The performance of the Lipper category does not necessarily correlate to that of the Fund, as the Lipper group com-
prises both closed-end funds that employ leverage and continuously offered closed-end funds that do not. For this reporting period, those Lipper peers that do not employ leverage were at a disadvantage given the market rally.) The Fund moved from a discount to NAV to a premium by period-end, which accounts for the difference between performance based on price and performance based on NAV. The Fund's use of leverage produced positive absolute performance but accounted for the Fund’s underperformance versus its Lipper category, as many of the funds in the category employ higher levels of leverage. Conversely, the
Fund’s allocation to high yield bonds outperformed bank loans during the period and added to performance. Relative to its Lipper peers, the Fund continues to focus on higher-quality sectors and structures, which underperformed in the market rally that favored riskier assets.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information
	Symbol on NYSE	BGT
	Initial Offering Date	August 30, 2004
	Yield on Closing Market Price as of April 30, 2010 ($15.00)[1]	5.40%
	Current Monthly Distribution per Common Share[2]	$0.0675
	Current Annualized Distribution per Common Share[2]	$0.8100
	Leverage as of April 30, 2010	22%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
Past performance does not guarantee future results.
2 The monthly distribution per Common Share, declared on June 1, 2010, was increased to $0.07. The yield on the Closing Market Price, Current
Monthly Distribution per Common Share and Current Annualized Distribution per Common Share do not reflect the new distribution rate. The distri-
bution rate is not constant and is subject to further change in the future. A portion of the distribution may be deemed a tax return of capital or net realized gain.
3 Represents loan outstanding and Preferred Shares as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to any borrowings and Preferred Shares) minus the sum of liabilities (other than borrowings representing financial leverage).
For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 9.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	4/30/10	10/31/09	Change	High	Low
Market Price	$15.00	$12.58	19.24%	$15.93	$12.55
Net Asset Value	$14.32	$13.29	7.75%	$14.32	$13.20

The following charts show the portfolio composition of the Fund’s long-term investments and credit quality allocations of the
Fund’s long-term investments excluding Common Stocks and Floating Rate Loan Interests:

Portfolio Composition
	4/30/10	10/31/09
Floating Rate Loan Interests	76%	76%
Corporate Bonds	17	20
Foreign Government Obligations	6	3
Other Interests	1	1

Credit Quality Allocations[4]
	4/30/10	10/31/09
AAA/Aaa	—	16%
A	5%	4
BBB/Baa	23	27
BB/Ba	28	17
B	27	22
CCC/Caa	2	6
C	—	5
D	—	1
Not Rated	15[5]	2

4 Using the higher of S&P’s or Moody’s ratings.
5 The investment advisor has deemed certain of these non-rated securi-
ties to be of investment grade quality. As of April 30, 2010, the mar-
ket value of these securities was $6,503,550 representing 6% of the
Fund’s long-term investments.

8 SEMI-ANNUAL REPORT

APRIL 30, 2010

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance the yield and NAV of their
Common Shares. However, these objectives cannot be achieved in all interest rate environments.

The Funds may utilize leverage through borrowings, including by entering into reverse repurchase agreements, or through the issuance of Preferred
Shares. In general, the concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-
term interest rates, which normally will be lower than the income earned by each Fund on its longer-term portfolio investments. To the extent that the total assets of each Fund (including the assets obtained from leverage)
are invested in higher-yielding portfolio investments, each Fund’s Common
Shareholders will benefit from the incremental net income.

The interest earned on securities purchased with the proceeds from lever-
age is paid to Common Shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share NAV of each
Fund’s Common Shares. However, in order to benefit Common Shareholders, the yield curve must be positively sloped; that is, short-term interest rates must be lower than long-term interest rates. If the yield curve becomes negatively sloped, meaning short-term interest rates exceed long-term interest rates, income to Common Shareholders will be lower than if the
Funds had not used leverage.

To illustrate these concepts, assume a Fund’s Common Shares capitalization is $100 million and it borrows and/or issues Preferred Shares for an addi-
tional $50 million, creating a total value of $150 million available for invest-
ment in long-term securities. If prevailing short-term interest rates are 3%
and long-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Fund pays interest expense and/or dividends on the $50 million of Preferred Shares based on the lower short-term interest rates. At the same time, the securities purchased by the Fund with assets received from the borrowings and/or issuance of Preferred Shares can earn income based on long-term interest rates. In this case, the interest expense and/or dividends paid to Preferred Shareholders are significantly lower than the income earned on the Fund’s long-term investments, and there-
fore the Common Shareholders are the beneficiaries of the incremental net income.

If short-term interest rates rise, narrowing the differential between short-
term and long-term interest rates, the incremental net income pickup on the Common Shares will be reduced or eliminated completely. Furthermore, if prevailing short-term interest rates rise above long-term interest rates of
6%, the yield curve has a negative slope. In this case, the Fund pays divi-
dends on the higher short-term interest rates whereas the Fund’s total port-
folio earns income based on lower long-term interest rates.

Furthermore, the value of a Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the redemption value of the Funds’ borrowings and/or Preferred Shares does not fluctuate in relation to interest rates. As a result, changes in interest rates can influ-
ence the Funds’ NAV positively or negatively in addition to the impact on
Fund performance from leverage from borrowings.

The use of leverage may enhance opportunities for increased income to the
Funds and Common Shareholders, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will gener-
ally cause greater changes to each Fund’s NAV, market price and dividend rates than a comparable portfolio without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, each Fund’s net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, each Fund’s net income will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders will be reduced. Each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of lever-
age or as required by the terms of leverage instruments which may cause a Fund to incur losses. The use of leverage may limit each Fund’s ability to invest in certain types of securities or use certain types of hedging strate-
gies, such as in the case of certain restrictions imposed by ratings agencies that rate Preferred Shares issued by each Fund. Each Fund will incur expenses in connection with the use of leverage, all of which are borne by the Common Shareholders and may reduce income on the Common Shares.

Under the Investment Company Act of 1940, BGT is permitted to borrow through a credit facility up to 33 1 / 3 % of its total managed assets and the
Funds are permitted to issue Preferred Shares in an amount of up to 50%
of their total managed assets at the time of issuance. Under normal cir-
cumstances, each Fund anticipates that the total economic leverage from
Preferred Shares, reverse repurchase agreements and credit facility borrow-
ings will not exceed 50% of its total managed assets at the time such lever-
age is incurred. As of April 30, 2010, the Funds had economic leverage from
Preferred Shares, reverse repurchase agreements and/or credit facility bor-
rowings as a percentage of their total managed assets as follows:

Percent of
Leverage
PSW	29%
PSY	28%
BPP	24%
BTZ	29%
BGT	22%

SEMI-ANNUAL REPORT

APRIL 30, 2010

Derivative Financial Instruments

The Funds may invest in various derivative instruments, including financial futures contracts, swaps, foreign currency exchange contracts and options, as specified in Note 2 of the Notes to Financial Statements, which consti-
tute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securi-
ties or to hedge market, equity, credit, interest rate and/or foreign currency exchange rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction and illiquidity of the derivative instrument. Each Fund’s ability to success-

fully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Funds to sell or purchase port-
folio securities at inopportune times or at distressed values, may limit the amount of appreciation the Funds can realize on an investment or may cause the Funds to hold a security that they might otherwise sell. The
Funds’ investments in these instruments are discussed in detail in the
Notes to Financial Statements.

10 SEMI-ANNUAL REPORT

APRIL 30, 2010

Schedule of Investments April 30, 2010 (Unaudited)

BlackRock Credit Allocation Income Trust I, Inc. (PSW)

(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value
Aerospace & Defense — 3.7%
BE Aerospace, Inc., 8.50%, 7/01/18	$ 560	$ 599,200
Bombardier, Inc., 7.75%, 3/15/20 (a)	720	765,000
United Technologies Corp., 5.70%, 4/15/40	2,500	2,610,327
		3,974,527
Airlines — 0.4%
Continental Airlines Pass-Through Certificates,
Series 2009-2, Class B, 9.25%, 5/10/17	375	401,250
Auto Components — 0.6%
Icahn Enterprises LP (a):
7.75%, 1/15/16	200	194,500
8.00%, 1/15/18	500	486,250
		680,750
Beverages — 0.4%
Constellation Brands, Inc., 7.25%, 5/15/17	460	469,200
Capital Markets — 1.7%
Ameriprise Financial, Inc., 5.30%, 3/15/20	750	780,626
Morgan Stanley, 7.30%, 5/13/19	900	988,270
		1,768,896
Chemicals — 0.2%
CF Industries, Inc., 7.13%, 5/01/20	250	263,125
Commercial Services & Supplies — 2.6%
Browning-Ferris Industries, Inc., 7.40%, 9/15/35	865	987,136
Corrections Corp. of America, 7.75%, 6/01/17	775	821,500
Waste Management, Inc., 6.13%, 11/30/39	900	937,159
		2,745,795
Communications Equipment — 0.7%
Brocade Communications Systems, Inc.,
6.88%, 1/15/20 (a)	700	722,750
Consumer Finance — 5.2%
American Express Co., 8.13%, 5/20/19	925	1,132,932
Capital One Bank USA NA, 8.80%, 7/15/19	775	950,341
Inmarsat Finance Plc, 7.38%, 12/01/17 (a)	520	542,100
SLM Corp., 4.00%, 7/25/14 (b)	3,200	2,979,168
		5,604,541
Containers & Packaging — 1.0%
Ball Corp.:
7.13%, 9/01/16	400	425,000
6.75%, 9/15/20	405	414,113
Bemis Co., Inc., 6.80%, 8/01/19	200	227,786
		1,066,899
Diversified Financial Services — 2.5%
Bank of America Corp., 7.63%, 6/01/19	1,575	1,797,891
GMAC, Inc., 8.30%, 2/12/15 (a)	800	835,000
		2,632,891
Diversified Telecommunication Services — 3.7%
AT&T, Inc., 6.30%, 1/15/38	1,000	1,038,919
New Communications Holdings, Inc.,
8.50%, 4/15/20 (a)	700	721,000
Qwest Corp., 8.38%, 5/01/16	390	444,600
Verizon Communications, Inc., 7.35%, 4/01/39	925	1,098,394
Windstream Corp.:
8.63%, 8/01/16	250	255,938
7.88%, 11/01/17	400	397,000
		3,955,851

	Par
Corporate Bonds	(000)	Value
Electric Utilities — 1.7%
Progress Energy Inc., 7.00%, 10/30/31	$ 1,000	$ 1,142,424
Southern California Edison Co., 5.50%, 3/15/40	650	661,578
		1,804,002
Food & Staples Retailing — 3.9%
CVS Caremark Corp., 6.30%, 6/01/62 (b)	1,500	1,447,500
Wal-Mart Stores, Inc., 6.20%, 4/15/38	2,500	2,752,035
		4,199,535
Food Products — 0.8%
Kraft Foods, Inc.:
6.50%, 8/11/17	385	436,215
6.13%, 8/23/18	390	430,336
		866,551
Gas Utilities — 0.9%
Nisource Finance Corp., 6.13%, 3/01/22	900	955,581
Health Care Equipment & Supplies — 1.7%
Medtronic, Inc., 5.55%, 3/15/40	1,765	1,822,583
Health Care Providers & Services — 2.4%
Aetna, Inc., 6.75%, 12/15/37	800	881,674
HCA, Inc./DE, 8.50%, 4/15/19 (a)	400	439,500
Tenet Healthcare Corp., 10.00%, 5/01/18 (a)	350	398,563
UnitedHealth Group, Inc., 6.88%, 2/15/38	800	878,953
		2,598,690
Insurance — 4.9%
Lincoln National Corp.:
8.75%, 7/01/19	400	498,973
6.25%, 2/15/20	800	855,095
Northwestern Mutual Life Insurance,
6.06%, 3/30/40 (a)	900	929,587
Principal Financial Group, Inc., 8.88%, 5/15/19	225	277,550
Prudential Financial, Inc., 6.63%, 12/01/37	800	881,974
QBE Insurance Group Ltd., 9.75%, 3/14/14 (a)	1,484	1,807,461
		5,250,640
Life Sciences Tools & Services — 1.8%
Bio-Rad Laboratories, Inc., 8.00%, 9/15/16	865	923,387
Life Technologies Corp., 6.00%, 3/01/20	1,000	1,052,160
		1,975,547
Machinery — 1.5%
Ingersoll-Rand Global Holding Co., Ltd.,
9.50%, 4/15/14	800	980,878
Navistar International Corp., 8.25%, 11/01/21	600	633,000
		1,613,878
Media — 19.3%
CSC Holdings, Inc., 8.63%, 2/15/19 (a)	275	300,438
CSC Holdings LLC, 8.50%, 6/15/15 (a)	400	426,000
Comcast Corp., 6.30%, 11/15/17	800	886,715
Cox Communications, Inc., 8.38%, 3/01/39 (a)	10,800	14,023,940
DISH DBS Corp.:
7.00%, 10/01/13	450	465,750
7.88%, 9/01/19	250	262,500
Intelsat Corp., 9.25%, 6/15/16	350	369,250
News America, Inc., 6.15%, 3/01/37	950	972,633
Time Warner Cable, Inc., 6.75%, 6/15/39	925	999,820
Time Warner, Inc., 7.70%, 5/01/32	950	1,114,834
UPC Germany GmbH, 8.13%, 12/01/17 (a)	240	244,800
Virgin Media Secured Finance Plc, 6.50%, 1/15/18 (a)	600	603,000
		20,669,680

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedules of	EUR	Euro	GO	General Obligation Bonds
Investments, the names of many of the securities have been	FKA	Formerly Known As	RB	Revenue Bonds
abbreviated according to the following list:	GBP	British Pound	USD	US Dollar
See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2010

Schedule of Investments (continued)

BlackRock Credit Allocation Income Trust I, Inc. (PSW)

(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value
Metals & Mining — 1.2%
Phelps Dodge Corp., 7.13%, 11/01/27	$ 700	$ 724,585
Teck Resources Ltd., 10.75%, 5/15/19	400	498,000
United States Steel Corp., 7.38%, 4/01/20	75	77,062
		1,299,647
Multi-Utilities — 1.5%
CenterPoint Energy, Inc.:
5.95%, 2/01/17	750	789,789
6.50%, 5/01/18	775	844,879
		1,634,668
Multiline Retail — 0.8%
Dollar General Corp., 10.63%, 7/15/15	750	833,438
Oil, Gas & Consumable Fuels — 3.7%
Enbridge Energy Partners LP, 9.88%, 3/01/19	475	628,835
Enterprise Products Operating LLC, 6.65%, 4/15/18	1,000	1,139,448
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	1,000	1,151,640
ONEOK Partners LP, 8.63%, 3/01/19	800	1,004,031
		3,923,954
Paper & Forest Products — 2.5%
Georgia-Pacific LLC, 8.25%, 5/01/16 (a)	785	859,575
International Paper Co.:
7.50%, 8/15/21	775	910,322
7.30%, 11/15/39	800	886,953
		2,656,850
Pharmaceuticals — 11.5%
Abbott Laboratories:
6.15%, 11/30/37	235	262,297
6.00%, 4/01/39	1,177	1,296,250
Bristol-Myers Squibb Co.:
5.88%, 11/15/36	2,014	2,127,447
6.13%, 5/01/38	588	641,962
Eli Lilly & Co., 5.95%, 11/15/37	588	639,820
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	1,690	1,913,246
Merck & Co., Inc., 6.50%, 12/01/33	475	549,138
Pfizer, Inc., 7.20%, 3/15/39	2,500	3,102,572
Schering-Plough Corp., 6.55%, 9/15/37	1,504	1,754,663
		12,287,395
Real Estate Investment Trusts (REITs) — 3.1%
AvalonBay Communities, Inc.:
5.70%, 3/15/17	775	830,277
6.10%, 3/15/20	800	866,981
ERP Operating LP:
5.38%, 8/01/16	775	817,385
5.75%, 6/15/17	800	857,885
		3,372,528
Semiconductors & Semiconductor Equipment — 1.0%
KLA-Tencor Corp., 6.90%, 5/01/18	461	509,796
National Semiconductor Corp., 6.60%, 6/15/17	539	593,609
		1,103,405
Specialty Retail — 1.0%
AutoNation, Inc., 6.75%, 4/15/18	445	446,669
AutoZone, Inc., 7.13%, 8/01/18	300	346,753
Ltd. Brands, Inc., 7.00%, 5/01/20 (c)	230	234,600
		1,028,022
Tobacco — 1.8%
Altria Group, Inc.:
9.70%, 11/10/18	800	1,006,073
9.25%, 8/06/19	775	957,343
		1,963,416

	Par
Corporate Bonds	(000)	Value
Wireless Telecommunication Services — 4.0%
Cricket Communications, Inc., 7.75%, 5/15/16	$ 155	$ 160,813
Nextel Communications, Inc., Series E,
6.88%, 10/31/13	535	525,637
SBA Tower Trust, 5.10%, 4/15/42 (a)	3,500	3,605,019
		4,291,469
Total Corporate Bonds — 93.7%		100,437,954
Preferred Securities
Capital Trusts
Building Products — 0.3%
C8 Capital SPV Ltd., 6.64% (a)(b)(d)	490	357,426
Capital Markets — 4.6%
Ameriprise Financial, Inc., 7.52%, 6/01/66 (b)	500	505,000
Lehman Brothers Holdings Capital Trust V,
2.09% (d)(e)(f)	1,600	160
State Street Capital Trust III, 8.25% (b)(d)	725	744,423
State Street Capital Trust IV, 1.26%, 6/01/67 (b)	4,740	3,653,663
		4,903,246
Commercial Banks — 3.2%
Bank of Ireland Capital Funding II, LP,
5.57% (a)(b)(d)(e)(f)	429	304,590
Bank of Ireland Capital Funding III, LP,
6.11% (a)(b)(d)(e)(f)	740	525,400
Barclays Bank Plc, 5.93% (a)(b)(d)	500	452,500
First Empire Capital Trust II, 8.28%, 6/01/27	910	844,943
National City Preferred Capital Trust I, 12.00% (b)(d)	300	347,226
SunTrust Preferred Capital I, 5.85% (b)(d)	135	105,638
USB Capital XIII Trust, 6.63%, 12/15/39	825	867,578
		3,447,875
Diversified Financial Services — 3.0%
Farm Credit Bank of Texas, Series 1, 7.56% (b)(d)	1,000	853,270
JPMorgan Chase Capital XXIII, 1.25%, 5/15/77 (b)(g)	3,085	2,395,900
		3,249,170
Electric Utilities — 0.4%
PPL Capital Funding, 6.70%, 3/30/67 (b)	500	457,500
Insurance — 10.6%
AXA SA, 6.38% (a)(b)(d)	1,000	890,000
Ace Capital Trust II, 9.70%, 4/01/30	500	606,907
The Allstate Corp., 6.50%, 5/15/67 (b)	500	480,000
Chubb Corp., 6.38%, 3/29/67 (b)(h)	500	500,625
Farmers Exchange Capital, 7.05%, 7/15/28 (a)	500	471,639
Genworth Financial, Inc., 6.15%, 11/15/66 (b)	750	600,000
Great West Life & Annuity Insurance Co.,
7.15%, 5/16/46 (a)(b)	500	480,000
Liberty Mutual Group, Inc., 10.75%, 6/15/88 (a)(b)	500	582,500
Lincoln National Corp., 7.00%, 5/17/66 (b)	500	462,500
MetLife, Inc., 6.40%, 12/15/66	500	472,500
Nationwide Life Global Funding I, 6.75%, 5/15/67	500	427,500
Progressive Corp., 6.70%, 6/15/67 (b)	500	495,481
Reinsurance Group of America, 6.75%, 12/15/65 (b)	700	662,754
The Travelers Cos., Inc., 6.25%, 3/15/67 (b)	500	491,739
ZFS Finance (USA) (a)(b):
Trust II, 6.45%, 12/15/65	1,800	1,737,000
Trust IV, 5.88%, 5/09/32	146	139,485
Trust V, 6.50%, 5/09/67	1,097	1,050,377
Zenith National Insurance Capital Trust I,
8.55%, 8/01/28 (a)	1,000	865,000
		11,416,007

See Notes to Financial Statements.

12 SEMI-ANNUAL REPORT

APRIL 30, 2010

Schedule of Investments (continued)

BlackRock Credit Allocation Income Trust I, Inc. (PSW)

(Percentages shown are based on Net Assets)

	Par
Capital Trusts	(000)	Value
Multi-Utilities — 1.4%
Dominion Resources Capital Trust I,
7.83%, 12/01/27 (g)	$ 500	$ 516,467
Dominion Resources, Inc., 7.50%, 6/30/66 (b)	500	507,500
Puget Sound Energy, Inc., Series A,
6.97%, 6/01/67 (b)	475	451,473
		1,475,440
Oil, Gas & Consumable Fuels — 1.3%
Enterprise Products Operating LLC,
8.38%, 8/01/66 (b)	825	858,000
TransCanada PipeLines Ltd., 6.35%, 5/15/67 (b)	500	480,821
		1,338,821
Total Capital Trusts — 24.8%		26,645,485
Preferred Stocks	Shares
Commercial Banks — 1.8%
First Tennessee Bank NA, 3.75% (a)(b)	1,176	752,640
Provident Financial Group, Inc., 7.75%	42,000	1,044,750
Royal Bank of Scotland Group Plc, Series M, 6.40%	5,000	66,700
		1,864,090
Diversified Financial Services — 1.0%
Falcons Funding Trust I, 8.88% (a)(b)	1,100	1,096,906
Electric Utilities — 3.3%
Alabama Power Co., 6.50%	25,000	649,750
Entergy Arkansas, Inc., 6.45%	28,800	683,102
Entergy Louisiana LLC, 6.95%	22,650	2,216,047
		3,548,899
Insurance — 3.6%
Aspen Insurance Holdings Ltd., 7.40% (b)	55,000	1,276,000
Axis Capital Holdings Ltd.:
Series A, 7.25%	35,000	853,650
Series B, 7.50% (b)	9,000	850,500
Endurance Specialty Holdings Ltd., Series A, 7.75%	35,200	854,304
		3,834,454
Real Estate Investment Trusts (REITs) — 2.7%
BRE Properties, Inc., Series D, 6.75%	10,000	228,200
iStar Financial, Inc., Series I, 7.50%	59,500	952,000
Public Storage:
Series F, 6.45%	10,000	235,400
Series I, 7.25%	40,000	1,016,400
Series M, 6.63%	20,000	491,600
		2,923,600
Wireless Telecommunication Services — 2.8%
Centaur Funding Corp., 9.08%	2,720	2,992,850
Total Preferred Stocks — 15.2%		16,260,799
Trust Preferreds
Consumer Finance — 1.4%
Capital One Capital II, 7.50%, 6/15/66	63,034	1,514,729
Insurance — 2.8%
ABN AMRO North America Capital Funding Trust II,
0.31% (a)(b)(d)	80,000	1,586,536
Lincoln National Capital VI, Series F, 6.75%, 9/11/52	58,966	1,396,139
		2,982,675
Total Trust Preferreds — 4.2%		4,497,404
Total Preferred Securities — 44.2%		47,403,688

	Par
Taxable Municipal Bonds	(000)	Value
Metropolitan Transportation Authority, RB,
Build America Bonds, 6.55%, 11/15/31	$ 800	$ 843,440
State of California, GO, Build America Bonds,
7.35%, 11/01/39	400	432,152
State of Illinois, GO, Pension, 5.10%, 6/01/33	775	668,461
Total Taxable Municipal Bonds — 1.8%		1,944,053
Total Long-Term Investments
(Cost — $149,969,746) — 139.7%		149,785,695
Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.13% (i)(j)	124,379	124,379
Total Short-Term Securities
(Cost — $124,379) — 0.1%		124,379
Total Investments (Cost — $150,094,125*) — 139.8%		149,910,074
Liabilities in Excess of Other Assets — (2.2)%		(2,398,252)
Preferred Shares, at Redemption Value — (37.6)%		(40,259,152)
Net Assets Applicable to Common Shares — 100.0%		$107,252,670

* The cost and unrealized appreciation (depreciation) of investments as of April 30,
2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 150,119,907
Gross unrealized appreciation	$ 5,240,140
Gross unrealized depreciation	(5,449,973)
Net unrealized depreciation	$ (209,833)

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b) Variable rate security. Rate shown is as of report date.
(c) When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Counterparty	Value	Appreciation
Bank of America, NA	$ 234,600	$ 4,600

(d) Security is perpetual in nature and has no stated maturity date.
(e) Issuer filed for bankruptcy and/or is in default of interest payments.
(f) Non-income producing security.
(g) All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(h) All or a portion of security has been pledged as collateral in connection with swaps.
(i) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Shares		Shares
	Held at		Held at
	October 31,	Net	April 30,
Affiliate	2009	Activity	2010	Income
BlackRock Liquidity
Funds, TempFund,
Institutional Class	33,286,296	(33,161,917)	124,379	$25,184

(j) Represents the current yield as of report date.
• For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management.
This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2010

Schedule of Investments (concluded)

BlackRock Credit Allocation Income Trust I, Inc. (PSW)

•	Reverse repurchase agreements outstanding as of April 30, 2010 were as follows:
		Interest	Trade	Maturity	Net Closing	Face
	Counterparty	Rate	Date	Date	Amount	Amount
Credit Suisse
	Securities	0.38%	4/22/10	5/24/10	$2,663,833	$2,662,946
•	Financial futures contracts purchased as of April 30, 2010 were as follows:
			Expiration		Notional	Unrealized
	Contracts	Issue	Date		Value	Appreciation
	39	2-Year U.S.
	Treasury Bond		June 2010		$8,458,211	$ 27,336
	6	30-Year U.S.
	Treasury Bond		June 2010		$ 694,935	19,440
	Total					$ 46,776
•	Credit default swaps on single-name issues — buy protection outstanding as of April
30, 2010 were as follows:
		Pay			Notional
		Fixed	Counter-		Amount	Unrealized
	Issuer	Rate	party	Expiration	(000)	Depreciation
	Nordstrom, Inc. 5.20%		Deutsche	June
			Bank AG	2014	$ 1,000	$ (175,918)

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following tables summarize the inputs used as of April 30, 2010 in determining the fair valuation of the Fund’s investments:

	Investments in Securities
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term
Investments:
Capital
Trusts	—	$ 26,645,485	—	$ 26,645,485
Corporate
Bonds	—	100,437,954	—	100,437,954
Preferred
Stocks	$ 6,624,004	9,636,795	—	16,260,799
Taxable
Municipal
Bonds	—	1,944,053	—	1,944,053
Trust
Preferreds	2,910,868	1,586,536	—	4,497,404
Short-Term
Securities	124,379	—	—	124,379
Total	$ 9,659,251	140,250,823	—	$149,910,074

Other Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets	$ 46,776	—	—	$ 46,776
Liabilities	— $	(175,918)	—	(175,918)
Total	$ 46,776 $	(175,918)	—	$ (129,142)

1 Other financial instruments are financial futures contracts and swaps, which are shown at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities

Capital
Trusts
Balance, as of October 31, 2009	$ 576,450
Accrued discounts/premiums	—
Net realized gain (loss)	(156,053)
Net change in unrealized appreciation/depreciation[2]	332,190
Net purchases (sales)	(752,587)
Net transfers in/out	—
Balance, as of April 30, 2010	$ —

2 Included in the related net change in unrealized appreciation/depreciation on the Statements of Operations. The change in unrealized appreciation/deprecia-
tion on securities still held at April 30, 2010 was $0.

See Notes to Financial Statements.

14 SEMI-ANNUAL REPORT

APRIL 30, 2010

Schedule of Investments April 30, 2010 (Unaudited)

BlackRock Credit Allocation Income Trust II, Inc. (PSY)

(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value
Aerospace & Defense — 2.7%
BE Aerospace, Inc., 8.50%, 7/01/18	$ 2,500	$ 2,675,000
Bombardier, Inc., 7.75%, 3/15/20 (a)	3,205	3,405,312
United Technologies Corp., 5.70%, 4/15/40	6,250	6,525,819
		12,606,131
Airlines — 0.4%
Continental Airlines Pass-Through Certificates,
Series 2009-2, Class B, 9.25%, 5/10/17	1,625	1,738,750
Auto Components — 0.6%
Icahn Enterprises LP (a):
7.75%, 1/15/16	880	855,800
8.00%, 1/15/18	2,000	1,945,000
		2,800,800
Beverages — 0.4%
Constellation Brands, Inc., 7.25%, 5/15/17	1,970	2,009,400
Capital Markets — 1.7%
Ameriprise Financial, Inc., 5.30%, 3/15/20	3,250	3,382,714
Morgan Stanley, 7.30%, 5/13/19	4,000	4,392,312
		7,775,026
Chemicals — 0.3%
CF Industries, Inc., 7.13%, 5/01/20	1,125	1,184,063
Commercial Services & Supplies — 2.6%
Browning-Ferris Industries, Inc., 7.40%, 9/15/35	3,742	4,270,363
Corrections Corp.of America, 7.75%, 6/01/17	3,375	3,577,500
Waste Management, Inc., 6.13%, 11/30/39	4,000	4,165,152
		12,013,015
Communications Equipment — 0.7%
Brocade Communications Systems, Inc.,
6.88%, 1/15/20 (a)	2,965	3,061,363
Consumer Finance — 5.2%
American Express Co., 8.13%, 5/20/19	4,000	4,899,164
Capital One Bank USA NA, 8.80%, 7/15/19	3,325	4,077,271
Inmarsat Finance Plc, 7.38%, 12/01/17 (a)	2,135	2,225,738
SLM Corp., 4.00%, 7/25/14 (b)	13,900	12,940,761
		24,142,934
Containers & Packaging — 0.8%
Ball Corp.:
7.13%, 9/01/16	1,750	1,859,375
6.75%, 9/15/20	1,835	1,876,288
		3,735,663
Diversified Financial Services — 2.2%
Bank of America Corp., 7.63%, 6/01/19	6,750	7,705,246
GMAC, Inc., 8.30%, 2/12/15 (a)	2,500	2,609,375
		10,314,621
Diversified Telecommunication Services — 3.9%
AT&T, Inc., 6.30%, 1/15/38	4,000	4,155,676
New Communications Holdings, Inc.,
8.50%, 4/15/20 (a)	3,100	3,193,000
Qwest Corp., 8.38%, 5/01/16	2,795	3,186,300
Verizon Communications, Inc., 7.35%, 4/01/39	4,025	4,779,498
Windstream Corp.:
8.63%, 8/01/16	1,000	1,023,750
7.88%, 11/01/17	1,900	1,885,750
		18,223,974
Electric Utilities — 1.6%
Progress Energy Inc., 7.00%, 10/30/31	4,000	4,569,696
Southern California Edison Co., 5.50%, 3/15/40	2,850	2,900,764
		7,470,460

	Par
Corporate Bonds	(000)	Value
Food & Staples Retailing — 3.4%
CVS Caremark Corp., 6.30%, 6/01/62 (b)	$ 6,600	$ 6,369,000
Wal-Mart Stores, Inc.:
5.25%, 9/01/35	2,500	2,461,938
6.20%, 4/15/38	6,250	6,880,087
		15,711,025
Food Products — 0.8%
Kraft Foods, Inc.:
6.50%, 8/11/17	1,665	1,886,490
6.13%, 8/23/18	1,660	1,831,685
		3,718,175
Gas Utilities — 0.9%
Nisource Finance Corp., 6.13%, 3/01/22	4,000	4,247,028
Health Care Equipment & Supplies — 1.1%
Medtronic, Inc.:
6.50%, 3/15/39	650	750,740
5.55%, 3/15/40	4,412	4,555,942
		5,306,682
Health Care Providers & Services — 3.0%
Aetna, Inc., 6.75%, 12/15/37	3,400	3,747,116
HCA, Inc., 7.25%, 9/15/20 (a)	2,550	2,667,938
HCA, Inc./DE, 8.50%, 4/15/19 (a)	1,800	1,977,750
Tenet Healthcare Corp., 10.00%, 5/01/18 (a)	1,530	1,742,288
UnitedHealth Group, Inc., 6.88%, 2/15/38	3,400	3,735,549
		13,870,641
Insurance — 4.8%
Lincoln National Corp.:
8.75%, 7/01/19	1,750	2,183,006
6.25%, 2/15/20	3,400	3,634,155
Northwestern Mutual Life Insurance,
6.06%, 3/30/40 (a)	3,800	3,924,921
Principal Financial Group, Inc., 8.88%, 5/15/19	980	1,208,884
Prudential Financial, Inc., 6.63%, 12/01/37	3,400	3,748,391
QBE Insurance Group Ltd., 9.75%, 3/14/14 (a)	5,967	7,267,603
Structured Asset Repackaged Trust,
Series 2004-1, 0.78%, 4/21/11 (a)(b)	214	207,440
		22,174,400
Life Sciences Tools & Services — 1.8%
Bio-Rad Laboratories, Inc., 8.00%, 9/15/16	3,825	4,083,187
Life Technologies Corp., 6.00%, 3/01/20	4,200	4,419,072
		8,502,259
Machinery — 1.5%
Ingersoll-Rand Global Holding Co., Ltd.,
9.50%, 4/15/14	3,400	4,168,730
Navistar International Corp., 8.25%, 11/01/21	2,550	2,690,250
		6,858,980
Media — 7.2%
CSC Holdings, Inc., 8.63%, 2/15/19 (a)	1,200	1,311,000
CSC Holdings LLC, 8.50%, 6/15/15 (a)	1,500	1,597,500
Comcast Corp., 6.30%, 11/15/17	3,400	3,768,540
Cox Communications, Inc., 8.38%, 3/01/39 (a)	3,400	4,414,944
DISH DBS Corp.:
7.00%, 10/01/13	1,750	1,811,250
7.88%, 9/01/19	1,100	1,155,000
Intelsat Corp., 9.25%, 6/15/16	1,800	1,899,000
News America, Inc., 6.15%, 3/01/37	4,200	4,300,061
Time Warner Cable, Inc., 6.75%, 6/15/39	4,050	4,377,592
Time Warner, Inc., 7.70%, 5/01/32	4,150	4,870,062
UPC Germany GmbH, 8.13%, 12/01/17 (a)	1,030	1,050,600
Virgin Media Secured Finance Plc,
6.50%, 1/15/18 (a)	2,675	2,688,375
		33,243,924

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2010

Schedule of Investments (continued)

BlackRock Credit Allocation Income Trust II, Inc. (PSY)

(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value
Metals & Mining — 1.2%
Phelps Dodge Corp., 7.13%, 11/01/27	$ 2,900	$ 3,001,851
Teck Resources Ltd., 10.75%, 5/15/19	1,750	2,178,750
United States Steel Corp., 7.38%, 4/01/20	375	385,312
		5,565,913
Multi-Utilities — 1.5%
CenterPoint Energy, Inc.:
5.95%, 2/01/17	3,150	3,317,114
6.50%, 5/01/18	3,350	3,652,056
		6,969,170
Multiline Retail — 0.8%
Dollar General Corp., 10.63%, 7/15/15	3,275	3,639,344
Oil, Gas & Consumable Fuels — 3.6%
Enbridge Energy Partners LP, 9.88%, 3/01/19	2,100	2,780,114
Enterprise Products Operating LLC, 6.65%, 4/15/18	4,200	4,785,682
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	4,200	4,836,888
ONEOK Partners LP, 8.63%, 3/01/19	3,400	4,267,129
		16,669,813
Paper & Forest Products — 2.5%
Georgia-Pacific LLC, 8.25%, 5/01/16 (a)	3,400	3,723,000
International Paper Co.:
7.50%, 8/15/21	3,325	3,905,575
7.30%, 11/15/39	3,400	3,769,549
		11,398,124
Pharmaceuticals — 8.5%
Abbott Laboratories:
6.15%, 11/30/37	588	656,301
6.00%, 4/01/39	5,891	6,487,858
Bristol-Myers Squibb Co.:
5.88%, 11/15/36	5,000	5,281,645
6.13%, 5/01/38	1,471	1,605,997
Eli Lilly & Co., 5.95%, 11/15/37	1,471	1,600,638
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	7,250	8,207,711
Merck & Co., Inc., 6.50%, 12/01/33	2,070	2,393,088
Pfizer, Inc., 7.20%, 3/15/39	6,250	7,756,431
Schering-Plough Corp., 6.55%, 9/15/37	4,572	5,333,988
		39,323,657
Real Estate Investment Trusts (REITs) — 3.1%
AvalonBay Communities, Inc.:
5.70%, 3/15/17	3,350	3,588,939
6.10%, 3/15/20	3,400	3,684,668
ERP Operating LP:
5.38%, 8/01/16	3,350	3,533,215
5.75%, 6/15/17	3,405	3,651,372
		14,458,194
Semiconductors & Semiconductor Equipment — 1.0%
KLA-Tencor Corp., 6.90%, 5/01/18	1,928	2,132,073
National Semiconductor Corp., 6.60%, 6/15/17	2,334	2,570,472
		4,702,545
Specialty Retail — 1.0%
AutoNation, Inc., 6.75%, 4/15/18	1,965	1,972,369
AutoZone, Inc., 7.13%, 8/01/18	1,350	1,560,389
Ltd. Brands, Inc., 7.00%, 5/01/20 (c)	980	999,600
		4,532,358
Tobacco — 1.8%
Altria Group, Inc.:
9.70%, 11/10/18	3,400	4,275,809
9.25%, 8/06/19	3,350	4,138,195
		8,414,004

	Par
Corporate Bonds	(000)	Value
Wireless Telecommunication Services — 4.0%
Cricket Communications, Inc., 7.75%, 5/15/16	$ 670	$ 695,125
Nextel Communications, Inc., Series E,
6.88%, 10/31/13	2,340	2,299,050
SBA Tower Trust, 5.10%, 4/15/42 (a)	15,225	15,681,834
		18,676,009
Total Corporate Bonds — 76.6%		355,058,445
Preferred Securities
Capital Trusts
Building Products — 0.3%
C8 Capital SPV Ltd., 6.64% (a)(b)(d)	1,960	1,429,702
Capital Markets — 4.2%
Ameriprise Financial, Inc., 7.52%, 6/01/66 (b)	2,500	2,525,000
Lehman Brothers Holdings Capital Trust V,
2.09% (d)(e)(f)	6,400	640
State Street Capital Trust III, 8.25% (b)(d)	2,920	2,998,227
State Street Capital Trust IV, 1.26%, 6/01/67 (b)	18,235	14,055,811
		19,579,678
Commercial Banks — 7.7%
Bank of Ireland Capital Funding II, LP,
5.57% (a)(b)(d)(e)(f)	1,715	1,217,650
Bank of Ireland Capital Funding III, LP,
6.11% (a)(b)(d)(e)(f)	2,951	2,095,210
Bank One Capital III, 8.75%, 9/01/30	2,000	2,393,608
Barclays Bank Plc, 5.93% (a)(b)(d)	2,500	2,262,500
First Empire Capital Trust II, 8.28%, 6/01/27	3,630	3,370,488
HSBC Capital Funding LP/Jersey Channel Islands,
10.18% (a)(b)(d)(g)	4,835	6,183,965
Lloyds Banking Group Plc, 6.66% (a)(b)(d)	5,000	3,300,000
National City Preferred Capital Trust I, 12.00% (b)(d)	1,100	1,273,162
NationsBank Capital Trust III, 0.83%, 1/15/27 (b)	13,470	9,798,172
SunTrust Preferred Capital I, 5.85% (b)(d)	307	240,227
USB Capital XIII Trust, 6.63%, 12/15/39	3,500	3,680,635
		35,815,617
Diversified Financial Services — 1.7%
Farm Credit Bank of Texas, Series 1, 7.56% (b)(d)	2,500	2,133,175
JPMorgan Chase Capital XXIII, 1.25%, 5/15/77 (b)	7,500	5,824,718
		7,957,893
Electric Utilities — 0.6%
PPL Capital Funding, 6.70%, 3/30/67 (b)	3,000	2,745,000
Insurance — 13.5%
AXA SA, 6.38% (a)(b)(d)	3,000	2,670,000
Ace Capital Trust II, 9.70%, 4/01/30	5,000	6,069,070
The Allstate Corp., 6.50%, 5/15/67 (b)	5,000	4,800,000
Aon Corp., 8.21%, 1/01/27	2,500	2,723,765
Chubb Corp., 6.38%, 3/29/67 (b)	2,000	2,002,500
Farmers Exchange Capital, 7.05%, 7/15/28 (a)	2,500	2,358,193
GE Global Insurance Holding Corp., 7.75%, 6/15/30	2,000	2,198,502
Genworth Financial, Inc., 6.15%, 11/15/66 (b)	3,000	2,400,000
Liberty Mutual Group, Inc., 10.75%, 6/15/88 (a)(b)	2,925	3,407,625
Lincoln National Corp., 7.00%, 5/17/66 (b)	3,350	3,098,750
MetLife, Inc., 6.40%, 12/15/66	6,825	6,449,625
Nationwide Life Global Funding I, 6.75%, 5/15/67	7,000	5,985,000
Principal Life Insurance Co., 8.00%, 3/01/44 (a)	2,500	2,611,485
Progressive Corp., 6.70%, 6/15/67 (b)(g)	2,000	1,981,922
Reinsurance Group of America, 6.75%, 12/15/65 (b)	3,000	2,840,376
The Travelers Cos., Inc., 6.25%, 3/15/67 (b)	3,000	2,950,431

See Notes to Financial Statements.

16 SEMI-ANNUAL REPORT

APRIL 30, 2010

Schedule of Investments (continued)

BlackRock Credit Allocation Income Trust II, Inc. (PSY)

(Percentages shown are based on Net Assets)

	Par
Capital Trusts	(000)	Value
Insurance (concluded)
ZFS Finance (USA) (a)(b):
Trust IV, 5.88%, 5/09/32	$ 379	$ 362,089
Trust V, 6.50%, 5/09/67	4,312	4,128,740
Zenith National Insurance Capital Trust I,
8.55%, 8/01/28 (a)	3,750	3,243,750
		62,281,823
Multi-Utilities — 1.4%
Dominion Resources Capital Trust I,
7.83%, 12/01/27	2,500	2,582,335
Dominion Resources, Inc., 7.50%, 6/30/66 (b)	3,900	3,958,500
		6,540,835
Oil, Gas & Consumable Fuels — 1.3%
Enterprise Products Operating LLC,
8.38%, 8/01/66 (b)	2,000	2,080,000
TransCanada PipeLines Ltd., 6.35%, 5/15/67 (b)	4,000	3,846,568
		5,926,568
Road & Rail — 0.8%
BNSF Funding Trust I, 6.61%, 12/15/55 (b)	3,750	3,703,125
Total Capital Trusts — 31.5%		145,980,241
Preferred Stocks	Shares
Capital Markets — 0.0%
Deutsche Bank Contingent Capital Trust II, 6.55%	530	11,750
Commercial Banks — 7.1%
Barclays Bank Plc, 8.13% (h)	225,000	5,661,000
First Tennessee Bank NA, 3.75% (a)(b)	4,650	2,976,000
Provident Financial Group, Inc., 7.75%	166,800	4,149,150
Royal Bank of Scotland Group Plc,
Series M, 6.40%	15,000	200,100
SG Preferred Capital II, 6.30%	23,000	19,887,813
		32,874,063
Diversified Financial Services — 1.0%
Falcons Funding Trust I, 8.88% (a)(b)	4,750	4,736,641
Electric Utilities — 3.0%
Alabama Power Co.:
5.83%	14,000	348,320
6.50%	145,000	3,768,550
Entergy Arkansas, Inc., 6.45%	114,400	2,713,431
Entergy Louisiana LLC, 6.95%	49,850	4,877,260
Interstate Power & Light Co., Series B, 8.38%	80,000	2,338,400
		14,045,961
Insurance — 6.8%
Aspen Insurance Holdings Ltd., 7.40% (b)	194,000	4,500,800
Axis Capital Holdings Ltd.:
Series A, 7.25%	129,300	3,153,627
Series B, 7.50% (b)	36,000	3,402,000
Endurance Specialty Holdings Ltd.,
Series A, 7.75%	139,200	3,378,384
MetLife, Inc., Series B, 6.50%	237,606	5,757,193
Prudential Plc, 6.50%	92,400	2,137,212
Zurich RegCaPS Funding Trust II, 6.58% (a)(b)	9,800	9,077,250
		31,406,466
Real Estate Investment Trusts (REITs) — 2.4%
BRE Properties, Inc., Series D, 6.75%	35,000	798,700
Kimco Realty Corp., Series F, 6.65%	50,000	1,164,000

Preferred Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (concluded)
Public Storage:
Series F, 6.45%	40,000	$ 941,600
Series I, 7.25%	160,000	4,065,600
Series M, 6.63%	71,900	1,767,302
Regency Centers Corp., Series D, 7.25%	100,000	2,360,000
		11,097,202
Wireless Telecommunication Services — 0.6%
Centaur Funding Corp., 9.08%	2,423	2,666,057
Total Preferred Stocks — 20.9%		96,838,140
Trust Preferreds
Communications Equipment — 0.4%
Corporate-Backed Trust Certificates, Motorola
Debenture Backed, Series 2002-14, 8.38%, 11/15/28	80,000	1,949,802
Consumer Finance — 1.3%
Capital One Capital II, 7.50%, 6/15/66	253,466	6,090,874
Electric Utilities — 0.8%
Georgia Power Co., Series O, 1.48%, 4/15/33	50,000	1,252,353
HECO Capital Trust III, 6.50%, 3/18/34	50,000	1,264,993
National Rural Utilities Cooperative Finance Corp.,
6.75%, 2/15/43	50,000	1,237,251
		3,754,597
Insurance — 4.2%
ABN AMRO North America Capital Funding
Trust II, 0.31% (a)(b)(d)	440,000	8,726,578
Lincoln National Capital VI, Series F,
6.75%, 9/11/52	131,034	3,102,494
W.R. Berkley Capital Trust II, 6.75%, 7/26/45	295,000	7,264,742
		19,093,814
Total Trust Preferreds — 6.7%		30,889,087
Total Preferred Securities — 59.1%		273,707,468
	Par
Taxable Municipal Bonds	(000)
Metropolitan Transportation Authority, RB,
Build America Bonds, 6.55%, 11/15/31	$ 3,450	3,637,335
State of California, GO, Build America Bonds,
7.35%, 11/01/39	1,725	1,863,655
State of Illinois, GO, Pension, 5.10%, 6/01/33	3,475	2,997,292
Total Taxable Municipal Bonds — 1.8%		8,498,282
Total Long-Term Investments
(Cost — $650,680,840) — 137.5%		637,264,195
Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.13% (i)(j)	1,817,048	1,817,048
Total Short-Term Securities
(Cost — $1,817,048) — 0.4%		1,817,048
Total Investments (Cost — $652,497,888*) — 137.9%		639,081,243
Liabilities in Excess of Other Assets — (1.4)%		(6,662,171)
Preferred Shares, at Redemption Value — (36.5)%		(169,091,457)
Net Assets Applicable to Common Shares — 100.0%		$ 463,327,615

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2010

Schedule of Investments (continued)

BlackRock Credit Allocation Income Trust II, Inc. (PSY)

* The cost and unrealized appreciation (depreciation) of investments as of April 30,
2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 654,272,212
Gross unrealized appreciation	$ 15,173,099
Gross unrealized depreciation	(30,364,068)
Net unrealized depreciation	$ (15,190,969)

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b) Variable rate security. Rate shown is as of report date.
(c) When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Counterparty	Value	Appreciation
Bank of America, NA	$ 999,600	$ 19,600

(d) Security is perpetual in nature and has no stated maturity date.
(e) Issuer filed for bankruptcy and/or is in default of interest payments.
(f) Non-income producing security.
(g) All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(h) All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(i) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

			Shares		Shares
			Held at		Held at
		October 31,		Net	April 30,
	Affiliate		2009	Activity	2010	Income
BlackRock Liquidity
Funds, TempFund,
	Institutional Class	41,019,397		(39,202,349) 1,817,048		$87,691
(j) Represents the current yield as of report date.
•	For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management.
This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
•	Reverse repurchase agreements outstanding as of April 30, 2010 were as follows:
		Interest	Trade	Maturity	Net Closing	Face
	Counterparty	Rate	Date	Date	Amount	Amount
Credit Suisse
	Securities	0.38%	4/22/10	5/24/10	$ 7,709,771	$ 7,707,202
•	Financial futures contracts purchased as of April 30, 2010 were as follows:
			Expiration		Notional	Unrealized
	Contracts	Issue	Date		Amount	Appreciation
	22	30-Year U.S.
		Treasury Bond	June 2010		$2,548,095	$ 71,280

• Credit default swaps on single-name issues — buy protection outstanding as of
April 30, 2010 were as follows:

	Pay			Notional
	Fixed	Counter-		Amount	Unrealized
Issuer	Rate	party	Expiration	(000)	Depreciation
Nordstrom, Inc.	5.20%	Deutsche	June
		Bank AG	2014	$ 2,000	$ (351,837)

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund's own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following tables summarize the inputs used as of April 30, 2010 in determining the fair valuation of the Fund's investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term
Investments:
Capital
Trusts	—	$145,980,241	—	$145,980,241
Corporate
Bonds	—	354,851,005 $	207,440	355,058,445
Preferred
Stocks	$42,352,538	54,485,602	—	96,838,140
Taxable
Municipal
Bonds		8,498,282	—	8,498,282
Trust
Preferreds	22,162,509	8,726,578	—	30,889,087
Short-Term
Securities	1,817,048	—	—	1,817,048
Total	$66,332,095	$572,541,708 $	207,440	$639,081,243
Other Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets	$ 71,280	—	—	$ 71,280
Liabilities	—	$ (351,837)	—	(351,837)
Total	$ 71,280	$ (351,837)	—	$ (280,557)

1 Other financial instruments are financial futures contracts and swaps, which are shown at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

18 SEMI-ANNUAL REPORT

APRIL 30, 2010

Schedule of Investments (concluded)

BlackRock Credit Allocation Income Trust II, Inc. (PSY)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

		Investments in Securities
	Capital	Corporate	Preferred
	Trusts	Bonds	Stocks	Total
Balance, as of October 31, 2009	$ 2,271,150	$ 266,121	$ 13,800,000	$ 16,337,271
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	(614,833)	27	—	(614,806)
Net change in unrealized appreciation/depreciation[1]	1,308,795	26,449	6,087,813	7,423,057
Net purchases (sales)	(2,965,112)	(85,157)	—	(3,050,269)
Net transfers in/out	—	—	(19,887,813)	(19,887,813)
Balance, as of April 30, 2010	$ —	$ 207,440	—	$ 207,440

1 Included in the related net change in unrealized appreciation/depreciation on the Statements of Operations. The change in unrealized appreciation/depreciation on securities still held at April 30, 2010 was $26,449.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2010

Schedule of Investments April 30, 2010 (Unaudited)

BlackRock Credit Allocation Income Trust III (BPP)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Specialty Retail — 0.0%
Lazydays RV Center, Inc. (a)	8,575	$ 33,444
Total Common Stocks — 0.0%		33,444
	Par
Corporate Bonds	(000)
Aerospace & Defense — 2.5%
BE Aerospace, Inc., 8.50%, 7/01/18	$ 1,215	1,300,050
Bombardier, Inc., 7.75%, 3/15/20 (b)	1,405	1,492,813
United Technologies Corp., 5.70%, 4/15/40	2,500	2,610,327
		5,403,190
Airlines — 0.4%
Continental Airlines Pass-Through Certificates,
Series 2009-2, Class B, 9.25%, 5/10/17	775	829,250
Auto Components — 0.6%
Icahn Enterprises LP (b):
7.75%, 1/15/16	420	408,450
8.00%, 1/15/18	1,000	972,500
		1,380,950
Beverages — 0.4%
Constellation Brands, Inc., 7.25%, 5/15/17	955	974,100
Capital Markets — 1.7%
Ameriprise Financial, Inc., 5.30%, 3/15/20	1,500	1,561,253
Morgan Stanley, 7.30%, 5/13/19	1,950	2,141,252
		3,702,505
Chemicals — 0.3%
CF Industries, Inc., 7.13%, 5/01/20	525	552,562
Commercial Banks — 0.7%
RESPARCS Funding LP I, 8.00% (a)(c)(d)	4,000	1,620,000
Commercial Services & Supplies — 2.6%
Browning-Ferris Industries, Inc., 7.40%, 9/15/35	1,824	2,081,545
Corrections Corp.of America, 7.75%, 6/01/17	1,600	1,696,000
Waste Management, Inc., 6.13%, 11/30/39	1,950	2,030,512
		5,808,057
Communications Equipment — 0.7%
Brocade Communications Systems, Inc.,
6.88%, 1/15/20 (b)	1,450	1,497,125
Consumer Finance — 5.3%
American Express Co., 8.13%, 5/20/19	1,950	2,388,343
Capital One Bank USA NA, 8.80%, 7/15/19	1,625	1,992,651
Inmarsat Finance Plc, 7.38%, 12/01/17 (b)	1,020	1,063,350
SLM Corp., 4.00%, 7/25/14 (e)	6,600	6,144,534
		11,588,878
Containers & Packaging — 0.9%
Ball Corp.:
7.13%, 9/01/16	850	903,125
6.75%, 9/15/20	870	889,575
Impress Holdings BV, 3.43%, 9/15/13 (b)(e)	240	230,400
		2,023,100
Diversified Financial Services — 2.2%
Bank of America Corp., 7.63%, 6/01/19	3,325	3,795,547
GMAC, Inc., 8.30%, 2/12/15 (b)	1,000	1,043,750
		4,839,297
Diversified Telecommunication Services — 4.0%
AT&T, Inc., 6.30%, 1/15/38	2,000	2,077,838
New Communications Holdings, Inc.,
8.50%, 4/15/20 (b)	1,500	1,545,000
Qwest Corp., 8.38%, 5/01/16	1,360	1,550,400
Verizon Communications, Inc., 7.35%, 4/01/39	1,950	2,315,533

	Par
Corporate Bonds	(000)	Value
Diversified Telecommunication Services (concluded)
Windstream Corp.:
8.63%, 8/01/16	$ 320	$ 327,600
7.88%, 11/01/17	900	893,250
		8,709,621
Electric Utilities — 1.7%
Progress Energy Inc., 7.00%, 10/30/31	2,000	2,284,848
Southern California Edison Co., 5.50%, 3/15/40	1,400	1,424,937
		3,709,785
Food & Staples Retailing — 3.4%
CVS Caremark Corp., 6.30%, 6/01/62 (e)	3,100	2,991,500
Wal-Mart Stores, Inc.:
5.25%, 9/01/35	1,850	1,821,834
6.20%, 4/15/38	2,500	2,752,035
		7,565,369
Food Products — 0.8%
Kraft Foods, Inc.:
6.50%, 8/11/17	800	906,422
6.13%, 8/23/18	800	882,740
		1,789,162
Gas Utilities — 0.9%
Nisource Finance Corp., 6.13%, 3/01/22	1,950	2,070,426
Health Care Equipment & Supplies — 1.0%
Medtronic, Inc.:
6.50%, 3/15/39	300	346,496
5.55%, 3/15/40	1,765	1,822,583
		2,169,079
Health Care Providers & Services — 3.1%
Aetna, Inc., 6.75%, 12/15/37	1,725	1,901,110
HCA, Inc., 7.25%, 9/15/20 (b)	1,250	1,307,813
HCA, Inc./DE, 8.50%, 4/15/19 (b)	800	879,000
Tenet Healthcare Corp., 10.00%, 5/01/18 (b)	745	848,369
UnitedHealth Group, Inc., 6.88%, 2/15/38	1,725	1,895,242
		6,831,534
Hotels, Restaurants & Leisure — 0.0%
Greektown Holdings, LLC, 10.75%, 12/01/13 (a)(b)(d)	362	23,982
Insurance — 4.9%
Lincoln National Corp.:
8.75%, 7/01/19	850	1,060,317
6.25%, 2/15/20	1,725	1,843,799
Northwestern Mutual Life Insurance,
6.06%, 3/30/40 (b)	1,800	1,859,173
Principal Financial Group, Inc., 8.88%, 5/15/19	475	585,939
Prudential Financial, Inc., 6.63%, 12/01/37	1,725	1,901,757
QBE Insurance Group Ltd., 9.75%, 3/14/14 (b)	2,975	3,623,449
		10,874,434
Life Sciences Tools & Services — 1.8%
Bio-Rad Laboratories, Inc., 8.00%, 9/15/16	1,830	1,953,525
Life Technologies Corp., 6.00%, 3/01/20	2,000	2,104,320
		4,057,845
Machinery — 1.7%
AGY Holding Corp., 11.00%, 11/15/14	390	343,200
Ingersoll-Rand Global Holding Co., Ltd., 9.50%, 4/15/14	1,725	2,115,017
Navistar International Corp., 8.25%, 11/01/21	1,245	1,313,475
		3,771,692
Media — 7.4%
CMP Susquehanna Corp., 3.20%, 5/15/14 (a)(b)(d)	9	180
CSC Holdings, Inc., 8.63%, 2/15/19 (b)	580	633,650
CSC Holdings LLC, 8.50%, 6/15/15 (b)	800	852,000
Comcast Corp., 6.30%, 11/15/17	1,725	1,911,980
Cox Communications, Inc., 8.38%, 3/01/39 (b)	1,725	2,239,935

See Notes to Financial Statements.

20 SEMI-ANNUAL REPORT

APRIL 30, 2010

Schedule of Investments (continued)

BlackRock Credit Allocation Income Trust III (BPP)
(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value
Media (concluded)
DISH DBS Corp.:
7.00%, 10/01/13	$ 850	$ 879,750
7.88%, 9/01/19	550	577,500
Intelsat Corp., 9.25%, 6/15/16	850	896,750
News America, Inc., 6.15%, 3/01/37	2,000	2,047,648
Time Warner Cable, Inc., 6.75%, 6/15/39	1,950	2,107,729
Time Warner, Inc., 7.70%, 5/01/32	2,000	2,347,018
UPC Germany GmbH, 8.13%, 12/01/17 (b)	505	515,100
Virgin Media Secured Finance Plc, 6.50%, 1/15/18 (b)	1,300	1,306,500
		16,315,740
Metals & Mining — 1.2%
Phelps Dodge Corp., 7.13%, 11/01/27	1,400	1,449,169
Teck Resources Ltd., 10.75%, 5/15/19	850	1,058,250
United States Steel Corp., 7.38%, 4/01/20	175	179,813
		2,687,232
Multi-Utilities — 1.5%
CenterPoint Energy, Inc.:
5.95%, 2/01/17	1,500	1,579,578
6.50%, 5/01/18	1,600	1,744,266
		3,323,844
Multiline Retail — 0.8%
Dollar General Corp., 10.63%, 7/15/15	1,550	1,722,437
Oil, Gas & Consumable Fuels — 3.7%
EXCO Resources, Inc., 7.25%, 1/15/11	40	39,950
Enbridge Energy Partners LP, 9.88%, 3/01/19	1,000	1,323,864
Enterprise Products Operating LLC, 6.65%, 4/15/18	2,000	2,278,896
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	2,000	2,303,280
ONEOK Partners LP, 8.63%, 3/01/19	1,725	2,164,941
		8,110,931
Paper & Forest Products — 3.1%
Georgia-Pacific LLC, 8.25%, 5/01/16 (b)	1,635	1,790,325
International Paper Co.:
7.50%, 8/15/21	1,625	1,908,740
8.70%, 6/15/38	900	1,152,653
7.30%, 11/15/39	1,725	1,912,492
		6,764,210
Pharmaceuticals — 7.8%
Abbott Laboratories:
6.15%, 11/30/37	235	262,297
6.00%, 4/01/39	2,777	3,058,357
Bristol-Myers Squibb Co.:
5.88%, 11/15/36	1,994	2,106,320
6.13%, 5/01/38	588	641,962
Eli Lilly & Co., 5.95%, 11/15/37	588	639,820
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	3,460	3,917,059
Merck & Co., Inc., 6.50%, 12/01/33	990	1,144,520
Pfizer, Inc., 7.20%, 3/15/39	2,500	3,102,573
Schering-Plough Corp., 6.55%, 9/15/37	1,979	2,308,828
		17,181,736
Professional Services — 0.0%
FTI Consulting, Inc., 7.75%, 10/01/16	100	102,875
Real Estate Investment Trusts (REITs) — 3.3%
AvalonBay Communities, Inc.:
5.70%, 3/15/17	1,625	1,740,903
6.10%, 3/15/20	1,725	1,869,427
ERP Operating LP:
5.38%, 8/01/16	1,625	1,713,873
5.75%, 6/15/17	1,715	1,839,091
		7,163,294

Corporate Bonds	(000)	Value
Semiconductors & Semiconductor Equipment — 1.0%
KLA-Tencor Corp., 6.90%, 5/01/18	$ 918	$ 1,015,167
National Semiconductor Corp., 6.60%, 6/15/17	1,123	1,236,778
		2,251,945
Specialty Retail — 1.0%
AutoNation, Inc., 6.75%, 4/15/18	940	943,525
AutoZone, Inc., 7.13%, 8/01/18	650	751,299
Ltd. Brands, Inc., 7.00%, 5/01/20 (g)	470	479,400
		2,174,224
Tobacco — 1.9%
Altria Group, Inc.:
9.70%, 11/10/18	1,725	2,169,345
9.25%, 8/06/19	1,600	1,976,451
		4,145,796
Wireless Telecommunication Services — 0.6%
Cricket Communications, Inc., 7.75%, 5/15/16	325	337,188
Nextel Communications, Inc., Series E,
6.88%, 10/31/13	1,105	1,085,662
		1,422,850
Total Corporate Bonds — 74.9%		165,159,057
Investment Companies	Shares
ProShares UltraShort Real Estate	12,000	310,080
Total Investment Companies — 0.1%		310,080
Preferred Securities
	Par
Capital Trusts	(000)
Building Products — 0.3%
C8 Capital SPV Ltd., 6.64% (b)(c)(e)	$ 970	707,557
Capital Markets — 4.0%
State Street Capital Trust III, 8.25% (c)(e)	1,385	1,422,104
State Street Capital Trust IV, 1.26%, 6/01/67 (e)	9,675	7,457,635
		8,879,739
Commercial Banks — 7.8%
Bank of Ireland Capital Funding II, LP, 5.57% (a)(b)(c)(d)(e)	854	606,340
Bank of Ireland Capital Funding III, LP, 6.11% (a)(b)(c)(d)(e)	1,471	1,044,410
Barclays Bank Plc, 5.93% (b)(c)(e)	890	805,450
CBA Capital Trust I, 5.81% (b)(c)	5,000	4,943,700
FCB/NC Capital Trust I, 8.05%, 3/01/28	1,100	1,039,309
NBP Capital Trust III, 7.38% (c)	2,000	1,590,000
National City Preferred Capital Trust I, 12.00% (c)(e)	600	694,452
SunTrust Preferred Capital I, 5.85% (c)(e)	303	237,097
USB Capital XIII Trust, 6.63%, 12/15/39	1,725	1,814,027
Wells Fargo Capital XIII, Series GMTN, 7.70% (c)(e)	1,700	1,768,000
Westpac Capital Trust IV, 5.26% (b)(c)(e)	3,000	2,753,040
		17,295,825
Diversified Financial Services — 4.7%
JPMorgan Chase Capital XXI, Series U,
1.29%, 1/15/87 (e)	7,125	5,542,708
JPMorgan Chase Capital XXIII, 1.25%, 5/15/77 (e)	6,190	4,807,334
		10,350,042
Electric Utilities — 0.4%
PPL Capital Funding, 6.70%, 3/30/67 (e)	900	823,500
Insurance — 7.5%
AXA SA, 6.38% (b)(c)(e)	900	801,000
The Allstate Corp., 6.50%, 5/15/67 (e)	900	864,000
Chubb Corp., 6.38%, 3/29/67 (e)	900	901,125

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2010

Schedule of Investments (continued)

BlackRock Credit Allocation Income Trust III (BPP)
(Percentages shown are based on Net Assets)

	Par
Capital Trusts	(000)	Value
Insurance (concluded)
Genworth Financial, Inc., 6.15%, 11/15/66 (e)	$ 1,475	$ 1,180,000
Liberty Mutual Group, Inc., 10.75%, 6/15/88 (b)(e)	900	1,048,500
Lincoln National Corp., 7.00%, 5/17/66 (e)	900	832,500
MetLife, Inc., 6.40%, 12/15/66	900	850,500
Nationwide Life Global Funding I, 6.75%, 5/15/67	900	769,500
Progressive Corp., 6.70%, 6/15/67 (e)	900	891,865
Reinsurance Group of America, 6.75%, 12/15/65 (e)	1,300	1,230,830
The Travelers Cos., Inc,, 6.25%, 3/15/67 (e)	900	885,129
White Mountains Re Group Ltd., 7.51% (b)(c)(e)	2,600	2,388,776
ZFS Finance (USA) (b)(e):
Trust IV, 5.88%, 5/09/32	190	181,522
Trust V, 6.50%, 5/09/67	2,209	2,115,117
Zenith National Insurance Capital Trust I,
8.55%, 8/01/28 (b)	1,800	1,557,000
		16,497,364
Multi-Utilities — 0.4%
Puget Sound Energy, Inc., Series A, 6.97%, 6/01/67 (e)	925	879,185
Oil, Gas & Consumable Fuels — 0.4%
TransCanada PipeLines Ltd., 6.35%, 5/15/67 (e)	900	865,478
Total Capital Trusts — 25.5%		56,298,690
Preferred Stocks	Shares
Capital Markets — 0.0%
Lehman Brothers Holdings Inc., Series D, 5.67% (c)(d)	31,100	2,519
Commercial Banks — 2.5%
Banesto Holdings, Ltd., Series A, 10.50% (b)	30,000	754,689
First Republic Preferred Capital Corp., 7.25%	42,512	885,100
Royal Bank of Scotland Group Plc, Series M, 6.40%	10,000	133,400
Union Planter Preferred Funding Corp., 7.75%	60	3,780,000
		5,553,189
Diversified Financial Services — 1.7%
JPMorgan Chase & Co., Series E, 6.15%	75,000	3,728,250
Electric Utilities — 0.6%
Alabama Power Co., 6.50%	50,000	1,299,500
Insurance — 10.2%
Arch Capital Group Ltd., Series A, 8.00%	67,414	1,701,529
Aspen Insurance Holdings Ltd., 7.40% (e)	115,000	2,668,000
Endurance Specialty Holdings Ltd., Series A, 7.75%	122,400	2,970,648
MetLife, Inc., Series B, 6.50%	61,294	1,485,154
PartnerRe Ltd., Series C, 6.75%	209,400	5,182,650
Prudential Plc:
6.50%	62,000	1,434,060
6.50% (c)	6,000,000	5,235,000
Zurich RegCaPS Funding Trust II, 6.58% (b)(e)	2,000	1,852,500
		22,529,541
Media — 1.5%
CMP Susquehanna Radio Holdings Corp. (a)(b)(e)	2,052	—
Comcast Holdings Corp., 2.00%, 11/15/29 (f)	110	3,340,068
		3,340,068
Real Estate Investment Trusts (REITs) — 2.2%
BRE Properties, Inc., Series D, 6.75%	20,000	456,400
Public Storage:
Series F, 6.45%	20,000	470,800
Series M, 6.63%	35,000	860,300
SunTrust Real Estate Investment Trust, 9.00%	30	3,027,187
		4,814,687
Specialty Retail — 0.1%
Lazydays RV Center, Inc., 8.00%	182	181,809
Total Preferred Stocks — 18.8%		41,449,563

Trust Preferreds	Shares	Value
Capital Markets — 1.1%
Structured Asset Trust Unit Repackagings (SATURNS):
Credit Suisse First Boston (USA), Inc. Debenture
Backed, 6.25%, 7/15/32	11,100	$ 249,903
Goldman Sachs Group, Inc. Debenture Backed,
6.00%, 2/15/33	102,900	2,097,199
		2,347,102
Diversified Financial Services — 0.1%
PPLUS Trust Certificates, Series VAL-1, Class A,
7.25%, 4/15/32 (f)	11,100	276,510
Food Products — 1.1%
Corporate-Backed Trust Certificates, Kraft
Foods, Inc. Debenture Backed, Series 2003-11,
5.88%, 11/01/31	100,000	2,401,202
Insurance — 1.1%
Assured Guaranty Municipal Holdings, Inc.,
5.60%, 7/15/03 (f)	15,200	279,692
Everest Re Capital Trust, 6.20%, 3/29/34	30,000	642,884
The Phoenix Cos., Inc., 7.45%, 1/15/32	79,385	1,552,604
		2,475,180
Media — 1.4%
Comcast Corp.:
7.00%, 9/15/55	50,000	1,251,825
6.63%, 5/15/56	73,000	1,772,135
Corporate-Backed Trust Certificates, News
America Debenture Backed, Series 2002-9,
8.13%, 12/01/45 (f)	7,200	180,197
		3,204,157
Oil, Gas & Consumable Fuels — 1.7%
Nexen, Inc., 7.35%, 11/01/43	155,000	3,834,702
Wireless Telecommunication Services — 0.9%
Structured Repackaged Asset-Backed Trust
Securities, Sprint Capital Corp. Debenture Backed,
Series 2004-2, 6.50%, 11/15/28	103,439	1,892,041
Total Trust Preferreds — 7.4%		16,430,894
Total Preferred Securities — 51.7%		114,179,147
	Par
Taxable Municipal Bonds	(000)
Metropolitan Transportation Authority, RB, Build
America Bonds, 6.55%, 11/15/31	$ 1,675	1,765,952
State of California, GO, Build America Bonds,
7.35%, 11/01/39	825	891,314
State of Illinois, GO, Pension, 5.10%, 6/01/33	1,675	1,444,738
Total Taxable Municipal Bonds — 1.9%		4,102,004
Warrants (h)	Shares
Media — 0.0%
CMP Susquehanna Radio Holdings Corp.
(Expires 3/26/19) (b)	2,345	—
Total Warrants — 0.0%		—
Total Long Term Investments
(Cost — $295,822,018) — 128.6%		283,783,732

See Notes to Financial Statements.

22 SEMI-ANNUAL REPORT

APRIL 30, 2010

Schedule of Investments (continued)

BlackRock Credit Allocation Income Trust III (BPP)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.13% (i)(j)	6,947,057	$ 6,947,057
Total Short-Term Securities
(Cost — $6,947,057) — 3.2%		6,947,057
Total Investments (Cost — $302,769,075*) — 131.8%		290,730,789
Other Assets Less Liabilities — 0.1%		300,013
Preferred Shares, at Redemption Value — (31.9)%		(70,427,782)
Net Assets Applicable to Common Shares — 100.0%		$ 220,603,020

* The cost and unrealized appreciation (depreciation) of investments as of April 30,
2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 304,317,602
Gross unrealized appreciation	$ 8,338,212
Gross unrealized depreciation	(21,925,025)
Net unrealized depreciation	$ (13,586,813)

(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c) Security is perpetual in nature and has no stated maturity date.
(d) Issuer filed for bankruptcy and/or is in default of interest payments.
(e) Variable rate security. Rate shown is as of report date.
(f) Convertible security.
(g) When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Counterparty	Value	Appreciation
Bank of America, NA	$ 479,400	$ 9,400

(h) Warrants entitle the Fund to purchase a predetermined number of shares of com-
mon stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(i) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

		Shares Held at			Shares Held at
		October 31,		Net	April 30,
	Affiliate		2009	Activity	2010	Income
BlackRock Liquidity
Funds, TempFund,
	Institutional Class	51,450,797 (44,503,740)			6,947,057	$40,567
(j) Represents the current yield as of report date.
•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management.
This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
•	Financial futures contracts purchased as of April 30, 2010 were as follows:
			Expiration	Notional		Unrealized
	Contracts	Issue	Date	Value		Appreciation
	13	30-Year U.S.
	Treasury Bond		June 2010	$ 1,505,693		$ 42,120
•	Credit default swaps on single-name issues — buy protection outstanding as of
April 30, 2010 were as follows:
	Received				Notional
		Fixed	Counter-		Amount	Unrealized
	Issuer	Rate	party	Expiration	(000)	Depreciation
	Nordstrom, Inc	5.20%	Deutsche	June
			Bank AG	2014	$1,000	$ (175,919)

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following tables summarize the inputs used as of April 30, 2010 in determin-
ing the fair valuation of the Fund’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term
Investments:
Capital
Trusts	—	$ 56,298,690	—	$ 56,298,690
Common
Stocks	—	—	$ 33,444	33,444
Corporate
Bonds	—	165,158,877	180	165,159,057
Investment
Companies .$	310,080	—	—	310,080
Preferred
Stocks	23,278,310	14,962,257	3,208,996	41,449,563
Taxable
Municipal
Bonds	—	4,102,004	—	4,102,004
Trust
Preferreds	16,151,202	279,692	—	16,430,894
Short-Term
Securities	6,947,057	—	—	6,947,057
Total	$46,686,649	$240,801,520	$ 3,242,620	$290,730,789
Other Financial Instruments[1]

Valuation Inputs	Level 1	Level 2[1]	Level 3	Total
Assets	$ 42,120	—	—	$ 42,120
Liabilities	—	$ (175,919)	—	(175,919)
Total	$ 42,120	$ (175,919)	—	$ (133,799)

1 Other financial instruments are financial futures contracts and swaps, which are shown at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2010

Schedule of Investments (concluded)

BlackRock Credit Allocation Income Trust III (BPP)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities
	Common	Corporate	Preferred
	Stocks	Bonds	Stocks	Total
Balance, as of October 31, 2009	—	$ 12,000	$ 3,027,189	$ 3,039,189
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	—	—	—	—
Net change in unrealized appreciation/depreciation[1]	—	—	(2)	(2)
Net purchases (sales)	$ 33,444	(11,820)	181,809	203,433
Net transfers in/out	—	—	—	—
Balance, as of April 30, 2010	$ 33,444	$ 180	$ 3,208,996	$ 3,242,620

1 Included in the related net change in unrealized appreciation/depreciation on the Statements of Operations. The change in unrealized appreciation/depreciation on securities still held at April 30, 2010 was $(2).

See Notes to Financial Statements.

24 SEMI-ANNUAL REPORT

APRIL 30, 2010

Schedule of Investments April 30, 2010 (Unaudited)

BlackRock Credit Allocation Income Trust IV (BTZ)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Commercial Banks — 1.1%
Citizens Banking Corp. (a)	6,406,596	$ 8,008,245
Total Common Stocks — 1.1%		8,008,245
	Par
Corporate Bonds	(000)
Aerospace & Defense — 2.6%
BE Aerospace, Inc., 8.50%, 7/01/18	$ 3,575	3,825,250
Bombardier, Inc., 7.75%, 3/15/20 (b)	4,500	4,781,250
United Technologies Corp., 5.70%, 4/15/40	10,000	10,441,310
		19,047,810
Airlines — 0.3%
Continental Airlines Pass-Through Certificates,
Series 2009-2, Class B, 9.25%, 5/10/17	2,225	2,380,750
Auto Components — 0.6%
Icahn Enterprises LP (b):
7.75%, 1/15/16	1,700	1,653,250
8.00%, 1/15/18	2,500	2,431,250
		4,084,500
Beverages — 0.5%
Constellation Brands, Inc., 7.25%, 5/15/17	3,230	3,294,600
Capital Markets — 1.4%
Ameriprise Financial, Inc., 5.30%, 3/15/20	4,500	4,683,757
Lehman Brothers Holdings, Inc. (a)(c):
3.95%, 11/10/09	105	23,100
4.38%, 11/30/10	325	71,500
Morgan Stanley, 7.30%, 5/13/19	4,750	5,215,870
		9,994,227
Chemicals — 0.3%
CF Industries, Inc., 7.13%, 5/01/20	1,850	1,947,125
Commercial Banks — 0.1%
Kazkommerts Finance 2 BV, 9.20%, (d)(e)	500	430,000
Commercial Services & Supplies — 2.1%
Browning-Ferris Industries, Inc., 7.40%, 9/15/35	4,420	5,044,095
Corrections Corp.of America, 7.75%, 6/01/17	4,835	5,125,100
Waste Management, Inc., 6.13%, 11/30/39	4,750	4,946,118
		15,115,313
Communications Equipment — 0.5%
Brocade Communications Systems, Inc.,
6.88%, 1/15/20 (b)	3,580	3,696,350
Consumer Finance — 4.0%
American Express Co., 8.13%, 5/20/19	4,725	5,787,137
Capital One Bank USA NA, 8.80%, 7/15/19	3,950	4,843,676
Inmarsat Finance Plc, 7.38%, 12/01/17 (b)	2,975	3,101,438
SLM Corp., 4.00%, 7/25/14 (e)	16,300	15,175,137
		28,907,388
Containers & Packaging — 0.7%
Ball Corp.:
7.13%, 9/01/16	2,000	2,125,000
6.75%, 9/15/20	2,750	2,811,875
		4,936,875
Diversified Financial Services — 3.0%
Bank of America Corp., 7.63%, 6/01/19	8,025	9,160,682
GMAC, Inc., 8.30%, 2/12/15 (b)	3,700	3,861,875
ING Groep NV, 5.78% (d)(e)(f)	10,000	8,629,300
Stan IV Ltd., 2.14%, 7/20/11 (e)	283	240,550
		21,892,407

	Par
Corporate Bonds	(000)	Value
Diversified Telecommunication Services — 3.2%
AT&T, Inc., 6.30%, 1/15/38	$ 5,000	$ 5,194,595
New Communications Holdings, Inc.,
8.50%, 4/15/20 (b)	4,500	4,635,000
Qwest Corp., 8.38%, 5/01/16	3,285	3,744,900
Verizon Communications, Inc., 7.35%, 4/01/39	4,700	5,581,029
Windstream Corp.:
8.63%, 8/01/16	1,250	1,279,688
7.88%, 11/01/17	2,700	2,679,750
		23,114,962
Electric Utilities — 1.3%
Progress Energy Inc., 7.00%, 10/30/31	5,000	5,712,120
Southern California Edison Co., 5.50%, 3/15/40	3,850	3,918,576
		9,630,696
Food & Staples Retailing — 2.9%
CVS Caremark Corp., 6.30%, 6/01/62 (e)	7,800	7,527,000
Wal-Mart Stores, Inc.:
5.25%, 9/01/35	2,650	2,609,654
6.20%, 4/15/38	10,000	11,008,140
		21,144,794
Food Products — 0.6%
Kraft Foods, Inc.:
6.50%, 8/11/17	1,985	2,249,058
6.13%, 8/23/18	1,990	2,195,816
		4,444,874
Gas Utilities — 0.7%
Nisource Finance Corp., 6.13%, 3/01/22	4,750	5,043,346
Health Care Equipment & Supplies — 1.2%
Medtronic, Inc.:
6.50%, 3/15/39	1,050	1,212,734
5.55%, 3/15/40	7,058	7,288,268
		8,501,002
Health Care Providers & Services — 2.4%
Aetna, Inc., 6.75%, 12/15/37	4,075	4,491,029
HCA, Inc., 7.25%, 9/15/20 (b)	3,600	3,766,500
HCA, Inc./DE, 8.50%, 4/15/19 (b)	2,000	2,197,500
Tenet Healthcare Corp., 10.00%, 5/01/18 (b)	2,175	2,476,781
UnitedHealth Group, Inc., 6.88%, 2/15/38	4,075	4,477,166
		17,408,976
IT Services — 0.6%
International Business Machines Corp.,
5.60%, 11/30/39	4,400	4,575,644
Insurance — 3.4%
Lincoln National Corp.:
8.75%, 7/01/19	2,000	2,494,864
6.25%, 2/15/20	4,075	4,355,641
Northwestern Mutual Life Insurance,
6.06%, 3/30/40 (b)	5,500	5,680,807
Principal Financial Group, Inc., 8.88%, 5/15/19	1,145	1,412,421
Prudential Financial, Inc., 6.63%, 12/01/37	4,075	4,492,557
QBE Insurance Group Ltd., 9.75%, 3/14/14 (b)	4,973	6,056,945
		24,493,235
Life Sciences Tools & Services — 1.5%
Bio-Rad Laboratories, Inc., 8.00%, 9/15/16	5,480	5,849,900
Life Technologies Corp., 6.00%, 3/01/20	4,800	5,050,368
		10,900,268
Machinery — 1.3%
Ingersoll-Rand Global Holding Co LTD, 9.50%, 4/15/14	4,075	4,996,345
Navistar International Corp., 8.25%, 11/01/21	3,975	4,193,625
		9,189,970

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2010

Schedule of Investments (continued)

BlackRock Credit Allocation Income Trust IV (BTZ)
(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value
Media — 5.6%
CSC Holdings LLC, 8.50%, 6/15/15 (b)	$ 2,300	$ 2,449,500
CSC Holdings, Inc., 8.63%, 2/15/19 (b)	1,950	2,130,375
Comcast Corp., 6.30%, 11/15/17	4,075	4,516,706
Cox Communications, Inc., 8.38%, 3/01/39 (b)	4,075	5,291,440
DISH DBS Corp:
7.00%, 10/01/13	1,950	2,018,250
7.88%, 9/01/19	1,850	1,942,500
Intelsat Corp., 9.25%, 6/15/16	2,000	2,110,000
News America, Inc., 6.15%, 3/01/37	4,850	4,965,546
Time Warner Cable, Inc., 6.75%, 6/15/39	4,675	5,053,147
Time Warner, Inc., 7.70%, 5/01/32	4,900	5,750,194
UPC Germany GmbH, 8.13%, 12/01/17 (b)	1,225	1,249,500
Virgin Media Secured Finance Plc, 6.50%, 1/15/18 (b)	3,175	3,190,875
		40,668,033
Metals & Mining — 0.9%
Aleris International, Inc., 10.00%, 12/15/16 (a)(c)	5,000	25,000
Phelps Dodge Corp., 7.13%, 11/01/27	3,500	3,622,924
Teck Resources Ltd., 10.75%, 5/15/19	2,000	2,490,000
United States Steel Corp., 7.38%, 4/01/20	550	565,125
		6,703,049
Multi-Utilities — 2.5%
CenterPoint Energy, Inc.:
5.95%, 2/01/17	3,600	3,790,987
6.50%, 5/01/18	3,950	4,306,156
Dominion Resources, Inc., 8.88%, 1/15/19	8,000	10,286,944
		18,384,087
Multiline Retail — 0.7%
Dollar General Corp., 10.63%, 7/15/15	4,225	4,695,031
Oil, Gas & Consumable Fuels — 2.7%
Enbridge Energy Partners LP, 9.88%, 3/01/19	2,425	3,210,370
Enterprise Products Operating LLC, 6.65%, 4/15/18	4,800	5,469,350
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	4,800	5,527,872
ONEOK Partners LP, 8.63%, 3/01/19	4,075	5,114,280
		19,321,872
Paper & Forest Products — 2.4%
Georgia-Pacific LLC, 8.25%, 5/01/16 (b)	3,955	4,330,725
International Paper Co.:
7.50%, 8/15/21	3,950	4,639,705
8.70%, 6/15/38	3,100	3,970,251
7.30%, 11/15/39	4,075	4,517,916
		17,458,597
Pharmaceuticals — 8.3%
Abbott Laboratories:
6.15%, 11/30/37	942	1,051,422
6.00%, 4/01/39	9,405	10,357,886
Bristol-Myers Squibb Co.:
5.88%, 11/15/36	8,015	8,466,477
6.13%, 5/01/38	2,353	2,568,939
Eli Lilly & Co., 5.95%, 11/15/37	2,353	2,560,368
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	10,100	11,434,190
Merck & Co., Inc., 6.50%, 12/01/33	2,885	3,335,294
Pfizer, Inc., 7.20%, 3/15/39	10,000	12,410,290
Schering-Plough Corp., 6.55%, 9/15/37	6,945	8,102,481
		60,287,347
Real Estate Investment Trusts (REITs) — 2.4%
AvalonBay Communities, Inc.:
5.70%, 3/15/17	3,925	4,204,951
6.10%, 3/15/20	4,075	4,416,183
ERP Operating LP:
5.38%, 8/01/16	3,925	4,139,662
5.75%, 6/15/17	4,080	4,375,213
		17,136,009

	Par
Corporate Bonds	(000)	Value
Semiconductors & Semiconductor Equipment — 3.1%
KLA-Tencor Corp., 6.90%, 5/01/18	$ 2,208	$ 2,441,710
National Semiconductor Corp.:
3.95%, 4/15/15	16,750	16,756,851
6.60%, 6/15/17	2,770	3,050,645
		22,249,206
Specialty Retail — 0.8%
AutoNation, Inc., 6.75%, 4/15/18	2,775	2,785,406
AutoZone, Inc., 7.13%, 8/01/18	1,550	1,791,558
Ltd. Brands, Inc., 7.00%, 5/01/20 (g)	1,370	1,397,400
		5,974,364
Tobacco — 1.4%
Altria Group, Inc.:
9.70%, 11/10/18	4,075	5,124,683
9.25%, 8/06/19	3,950	4,879,364
		10,004,047
Wireless Telecommunication Services — 3.5%
Cricket Communications, Inc., 7.75%, 5/15/16	780	809,250
Nextel Communications, Inc., Series E,
6.88%, 10/31/13	2,890	2,839,425
SBA Tower Trust, 5.10%, 4/15/42 (b)	21,250	21,887,617
		25,536,292
Total Corporate Bonds — 69.5%		502,593,046
Investment Companies	Shares
ProShares UltraShort Real Estate	30,000	775,200
Total Investment Companies — 0.1%		775,200
Preferred Securities
	Par
Capital Trusts	(000)
Building Products — 0.6%
C10 Capital SPV Ltd., 6.72% (b)(d)(e)	$ 5,000	3,655,700
C8 Capital SPV Ltd., 6.64% (b)(d)(e)	1,580	1,152,515
		4,808,215
Capital Markets — 3.1%
Credit Suisse Guernsey Ltd., 5.86% (d)(e)	1,050	990,937
State Street Capital Trust III, 8.25% (d)(e)	1,740	1,786,615
State Street Capital Trust IV, 1.26%, 6/01/67 (e)	25,245	19,459,225
		22,236,777
Commercial Banks — 14.2%
BB&T Capital Trust IV, 6.82%, 6/12/77 (e)(f)	15,300	14,688,000
Bank of Ireland Capital Funding II, LP, 5.57% (a)(b)(c)(d)(e)	1,422	1,009,620
Bank of Ireland Capital Funding III, LP, 6.11% (a)(b)(c)(d)(e)	9,153	6,498,630
Barclays Bank Plc (b)(d)(e):
5.93%	4,000	3,620,000
6.86%	11,500	10,522,500
Commonwealth Bank of Australia, 6.02% (b)(d)(e)	20,000	19,073,160
HSBC Capital Funding LP/Jersey Channel Islands,
10.18% (b)(d)(e)	7,000	8,953,000
Lloyds Banking Group Plc, 6.66% (b)(d)(e)	10,000	6,600,000
National City Preferred Capital Trust I, 12.00% (d)(e)	3,713	4,297,500
Shinsei Finance II (Cayman) Ltd., 7.16% (b)(d)(e)	1,005	775,421
Standard Chartered Bank, 7.01% (b)(d)(e)	5,000	4,692,115
USB Capital XIII Trust, 6.63%, 12/15/39	4,100	4,311,601
Wells Fargo & Co., Series K, 7.98% (d)(e)	12,985	13,699,175
Wells Fargo Capital XIII, Series GMTN, 7.70% (d)(e)	3,900	4,056,000
		102,796,722

See Notes to Financial Statements.

26 SEMI-ANNUAL REPORT

APRIL 30, 2010

Schedule of Investments (continued)

BlackRock Credit Allocation Income Trust IV (BTZ)
(Percentages shown are based on Net Assets)

	Par
Capital Trusts	(000)	Value
Diversified Financial Services — 3.6%
JPMorgan Chase Capital XXI, Series U,
1.29%, 1/15/87 (e)(f)	$ 12,875	$ 10,015,772
JPMorgan Chase Capital XXIII, 1.25%, 5/15/77 (e)(f)	20,695	16,072,337
		26,088,109
Electric Utilities — 0.5%
PPL Capital Funding, 6.70%, 3/30/67 (e)	3,900	3,568,500
Insurance — 10.6%
AXA SA, 6.46% (b)(d)(e)	12,000	10,680,000
Ace Capital Trust II, 9.70%, 4/01/30 (f)	4,000	4,855,256
The Allstate Corp. 6.50%, 5/15/67 (e)	4,000	3,840,000
Aon Corp., 8.21%, 1/01/27	4,000	4,358,024
Chubb Corp., 6.38%, 3/29/67 (e)(f)	4,000	4,005,000
Liberty Mutual Group, Inc., 10.75%, 6/15/88 (b)(e)	4,000	4,660,000
Lincoln National Corp., 7.00%, 5/17/66 (e)	4,255	3,935,875
MetLife, Inc., 6.40%, 12/15/66	4,550	4,299,750
Nationwide Life Global Funding I, 6.75%, 5/15/67	4,000	3,420,000
Progressive Corp., 6.70%, 6/15/67 (e)(f)	4,000	3,963,844
Reinsurance Group of America, 6.75%, 12/15/65 (e)(f)	15,000	14,201,880
Swiss Re Capital I LP, 6.85% (b)(d)(e)	3,000	2,784,270
The Travelers Cos., Inc., 6.25%, 3/15/67 (e)(f)	4,000	3,933,908
White Mountains Re Group Ltd., 7.51% (b)(d)(e)	4,400	4,042,544
ZFS Finance (USA) (b)(e):
Trust IV, 5.88%, 5/09/32	599	572,273
Trust V, 6.50%, 5/09/67	3,331	3,189,432
		76,742,056
Multi-Utilities — 0.2%
Puget Sound Energy, Inc., Series A, 6.97%, 6/01/67 (e)	1,575	1,496,990
Oil, Gas & Consumable Fuels — 1.2%
Enterprise Products Operating LLC, 8.38%, 8/01/66 (e)	4,500	4,680,000
TransCanada PipeLines Ltd., 6.35%, 5/15/67 (e)(f)	4,000	3,846,568
		8,526,568
Real Estate Investment Trusts (REITs) — 1.5%
Sovereign Real Estate Investment Corp., 12.00% (d)	10	10,900,000
Total Capital Trusts — 35.5%		257,163,937
Preferred Stocks	Shares
Commercial Banks — 0.0%
Royal Bank of Scotland Group Plc, Series M, 6.40%	15,000	200,100
Diversified Financial Services — 0.9%
Falcons Funding Trust I, 8.88% (b)(e)	5,650	5,634,110
ING Groep NV:
7.05%	5,800	115,420
7.38%	40,000	818,353
		6,567,883
Diversified Telecommunication Services — 0.1%
AT&T, Inc., 6.38%	750,000	790,563
Electric Utilities — 4.1%
Alabama Power Co., 6.50%	100,000	2,599,000
Entergy Louisiana LLC, 6.95%	40,000	3,913,549
Interstate Power & Light Co., Series B, 8.38%	785,000	22,945,550
		29,458,099
Insurance — 7.0%
Arch Capital Group Ltd., Series A, 8.00%	100,000	2,524,000
Aspen Insurance Holdings Ltd., 7.40% (e)	655,000	15,196,000
Axis Capital Holdings Ltd., Series B, 7.50% (e)	180,000	17,010,000
Endurance Specialty Holdings Ltd., Series A, 7.75%	369,000	8,955,630
PartnerRe Ltd., Series C, 6.75%	265,600	6,573,600
		50,259,230

Preferred Stocks	Shares	Value
Real Estate Investment Trusts (REITs) — 0.5%
BRE Properties, Inc., Series D, 6.75%	30,000	$ 684,600
iStar Financial, Inc., Series I, 7.50%	55,000	880,000
Public Storage:
Series F, 6.45%	30,000	706,200
Series M, 6.63%	55,000	1,351,900
		3,622,700
Wireless Telecommunication Services — 1.5%
Centaur Funding Corp., 9.08%	10,000	11,003,125
Total Preferred Stocks — 14.1%		101,901,700
Trust Preferreds
Capital Markets — 0.0%
Credit Suisse Guernsey Ltd., 7.90%, (d)	10,000	255,424
Insurance — 0.6%
W.R. Berkley Capital Trust II, 6.75%, 7/26/45	170,731	4,204,463
Media — 1.5%
Comcast Corp., 6.63%, 5/15/56	447,000	10,818,022
Oil, Gas & Consumable Fuels — 0.4%
Nexen, Inc., 7.35%, 11/01/43	120,000	2,968,802
Total Trust Preferreds — 2.5%		18,246,711
Total Preferred Securities — 52.1%		377,312,348
	Par
Taxable Municipal Bonds	(000)
City of Chicago Illinois, RB, Build America Bonds,
6.85%, 1/01/38	$ 5,000	5,187,200
Metropolitan Transportation Authority, RB,
Build America Bonds, 6.55%, 11/15/31	4,075	4,296,272
State of California, GO, Build America Bonds,
7.35%, 11/01/39	2,050	2,214,779
State of Illinois, GO, Pension, 5.10%, 6/01/33	4,075	3,514,810
Total Taxable Municipal Bonds — 2.1%		15,213,061
U.S. Treasury Obligations
U.S. Treasury Notes, 4.63%, 2/15/40 (h)	75,000	76,183,575
Total U.S. Treasury Obligations — 10.5%		76,183,575
Total Long-Term Investments
(Cost — $1,003,236,130) — 135.4%		980,085,475
Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund
Institutional Class, 0.13% (i)(j)	41,474,360	41,474,360
Total Short-Term Securities
(Cost — $41,474,360) — 5.7%		41,474,360
Total Investments (Cost — $1,044,710,490*) — 141.1%		1,021,559,835
Liabilities in Excess of Other Assets — (9.2)%		(66,648,040)
Preferred Shares at Redemption Value — (31.9)%		(231,045,162)
Net Assets Applicable to Common Shares — 100.0%		$ 723,866,633

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2010

Schedule of Investments (continued)

BlackRock Credit Allocation Income Trust IV (BTZ)

* The cost and unrealized appreciation (depreciation) of investments as of April 30,
2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,057,868,824
Gross unrealized appreciation	$ 29,341,029
Gross unrealized depreciation	(65,650,018)
Net unrealized depreciation	$ (36,308,989)

(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c) Issuer filed for bankruptcy and/or is in default of interest payments.
(d) Security is perpetual in nature and has no stated maturity date.
(e) Variable rate security. Rate shown is as of report date.
(f) All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(g) When-issued security. Unsettled when-issued transactions were as follows:

		Unrealized
Counterparty	Value	Appreciation
Bank of America, NA	$1,397,400	$ 27,400

(h) All or portion of security has been pledged as collateral in connection with open financial futures contracts.
(i) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

			Shares Held at		Shares Held at
			October 31,	Net	April 30,
	Affiliate		2009	Activity	2010	Income
BlackRock Liquidity
Funds, TempFund
	Institutional Class		267,832,781 (226,358,421) 41,474,360 $ 160,242
(j) Represents the current yield as of report date.
•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management.
This definition may not apply for purposes of this report, which may combine indus-
try sub-classifications for reporting ease.
•	Reverse repurchase agreements outstanding as of April 30, 2010 were as follows:
		Interest	Trade	Maturity	Net Closing	Face
	Counterparty	Rate	Date	Date	Amount	Amount
Credit Suisse
	International	0.38%	4/22/10	5/24/10	$68,676,775	$68,653,890
•	Financial futures contracts purchased as of April 30, 2010 were as follows:
			Expiration		Notional	Unrealized
	Contracts	Issue	Date		Value	Appreciation
	380	10-Year US
		Treasury Bond	June 2010	$44,273,953		$ 530,422
	32	30-Year US
		Treasury Bond	June 2010	$ 3,706,320		103,680
	Total					$ 634,102
•	Credit default swaps on single-name issues — buy protection outstanding as of
April 30, 2010 were as follows:
		Pay			Notional
		Fixed	Counter-		Amount	Unrealized
	Issuer	Rate	party	Expiration	(000)	Depreciation
	Nordstrom, Inc.	5.20%	Deutsche	June
			Bank AG	2014	$4,000	$ (703,674)

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following tables summarize the inputs used as of April 30, 2010 in determining the fair valuation of the Fund’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term
Investments:
Capital
Trusts	—	$257,163,937	—	$ 257,163,937
Common
Stocks	$ 8,008,245	—	—	8,008,245
Corporate
Bonds	—	502,352,496 $	240,550	502,593,046
Investment
Companies .	775,200	—	—	775,200
Preferred
Stocks	64,340,916	37,560,784	—	101,901,700
Taxable
Municipal
Bonds	—	15,213,061	—	15,213,061
Trust
Preferreds	18,246,711	—	—	18,246,711
U.S. Treasury
Obligations .	—	76,183,575	—	76,183,575
Short-Term
Securities	41,474,360	—	—	41,474,360
Total	$132,845,432	$888,473,853 $	240,550	$1,021,559,835
Other Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets	$ 634,102	—	—	$ 634,102
Liabilities	—	$ (703,674)	—	(703,674)
Total	$ 634,102	$ (703,674)	—	$ (69,572)

1 Other financial instruments are financial futures contracts and swaps, which are shown at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

28 SEMI-ANNUAL REPORT

APRIL 30, 2010

Schedule of Investments (concluded)

BlackRock Credit Allocation Income Trust IV (BTZ)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities
Corporate
Bonds
Balance, as of October 31, 2009	$ 240,550
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[1]	—
Net purchases (sales)	—
Net transfers in/out	—
Balance, as of April 30, 2010	$ 240,550

1 Included in the related net change in unrealized appreciation/depreciation on the Statements of Operations. The change in unrealized appreciation/deprecia-
tion on securities still held at April 30, 2010 was $0.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2010

Schedule of Investments April 30, 2010 (Unaudited)

BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Chemicals — 0.0%
British Vita Holding Co. (a)(b)		166	$ 5,526
Commercial Services & Supplies — 0.0%
SIRVA (b)		554	5,540
Construction & Engineering — 0.0%
USI United Subcontractors Common (b)		7,644	99,379
Metals & Mining — 0.1%
Euramax International (b)		1,135	181,632
Paper & Forest Products — 0.2%
Ainsworth Lumber Co. Ltd. (a)(b)		62,685	277,695
Ainsworth Lumber Co. Ltd. (b)		55,855	247,438
			525,133
Software — 0.3%
HMH Holdings/EduMedia	154,601		1,082,207
Specialty Retail — 0.0%
Lazydays RV Center, Inc. (b)		2,721	10,610
Total Common Stocks — 0.6%			1,910,027
		Par
Corporate Bonds		(000)
Auto Components — 1.0%
Delphi International Holdings Unsecured,
12.00%, 10/06/14	USD	39	38,768
Icahn Enterprises LP (a):
7.75%, 1/15/16		1,125	1,094,062
8.00%, 1/15/18		2,250	2,188,125
			3,320,955
Beverages — 0.5%
Central European Distribution Corp., 2.62%, 5/15/14	EUR	1,500	1,677,629
Capital Markets — 0.8%
E*Trade Financial Corp., 3.34%, 8/31/19 (a)(c)(d)	USD	439	717,765
MU Finance Plc, 8.75%, 2/01/17 (a)	GBP	544	811,626
Marsico Parent Co., LLC, 10.63%, 1/15/16 (a)	USD	1,346	890,042
Marsico Parent Holdco, LLC, 3.13%, 7/15/16 (a)(e)		588	159,617
Marsico Parent Superholdco, LLC,
3.63%, 1/15/18 (a)(e)		388	83,826
			2,662,876
Chemicals — 0.7%
Ames True Temper, Inc., 4.30%, 1/15/12 (f)		1,100	1,050,500
LBI Escrow Corp., 8.00%, 11/01/17 (a)		1,300	1,347,125
			2,397,625
Commercial Banks — 1.2%
VTB Capital SA, 6.88%, 5/29/18		3,940	4,151,775
Containers & Packaging — 0.6%
Impress Holdings BV, 3.43%, 9/15/13 (a)(f)		150	144,000
Smurfit Kappa Acquisitions (a):
7.25%, 11/15/17	EUR	655	902,624
7.75%, 11/15/19		620	858,520
			1,905,144
Diversified Financial Services — 0.7%
FCE Bank Plc, 7.13%, 1/16/12		1,300	1,756,850
GMAC, Inc., 2.45%, 12/01/14 (f)	USD	550	487,600
			2,244,450
Diversified Telecommunication Services — 2.0%
ITC Deltacom, Inc., 10.50%, 4/01/16 (a)		1,000	995,000
New Communications Holdings, Inc.,
7.88%, 4/15/15 (a)		650	671,125

		Par
Corporate Bonds		(000)	Value
Diversified Telecommunication Services (concluded)
Qwest Corp., 8.38%, 5/01/16	USD	1,840	$ 2,097,600
Telefonica Emisiones SAU, 5.43%, 2/03/14	EUR	2,000	2,892,525
			6,656,250
Energy Equipment & Services — 0.6%
Compagnie Generale de Geophysique-Veritas:
7.50%, 5/15/15	USD	70	70,875
7.75%, 5/15/17		50	50,500
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (a)		1,750	1,793,750
			1,915,125
Food Products — 0.8%
B&G Foods, Inc., 7.63%, 1/15/18		700	719,250
Bumble Bee Foods LLC, 7.75%, 12/15/15 (a)		560	572,600
Smithfield Foods, Inc., 10.00%, 7/15/14 (a)		1,300	1,459,250
			2,751,100
Health Care Equipment & Supplies — 0.2%
DJO Finance LLC, 10.88%, 11/15/14		635	695,325
Health Care Providers & Services — 0.6%
American Renal Holdings, 8.38%, 5/15/18 (a)(g)		360	362,700
HCA, Inc., 7.25%, 9/15/20 (a)		1,550	1,621,688
Tenet Healthcare Corp. (a):
9.00%, 5/01/15		95	103,431
10.00%, 5/01/18		35	39,856
			2,127,675
Hotels, Restaurants & Leisure — 0.0%
Greektown Holdings, LLC, 10.75%, 12/01/13 (a)(b)(h)		97	6,426
Household Durables — 0.5%
Beazer Homes USA, Inc., 12.00%, 10/15/17		1,500	1,715,625
Berkline/BenchCraft, LLC, 4.50%, 11/03/12 (b)(h)		400	—
			1,715,625
IT Services — 0.2%
SunGard Data Systems, Inc., 4.88%, 1/15/14		763	725,804
Independent Power Producers & Energy Traders — 1.1%
AES Ironwood LLC, 8.86%, 11/30/25		81	79,377
Calpine Construction Finance Co. LP,
8.00%, 6/01/16 (a)		1,000	1,035,000
Energy Future Holdings Corp., 10.00%, 1/15/20 (a)		1,000	1,050,000
NRG Energy, Inc., 7.25%, 2/01/14		1,450	1,469,937
			3,634,314
Machinery — 0.0%
Synventive Molding Solutions, Sub-Series A,
14.00%, 1/14/11 (e)		1,041	52,050
Media — 2.2%
Affinion Group, Inc., 10.13%, 10/15/13		50	51,875
CCH II LLC, 13.50%, 11/30/16		223	270,506
Charter Communications Operating, LLC,
10.00%, 4/30/12 (a)		210	222,600
Clear Channel Worldwide Holdings, Inc. (a):
Series A, 9.25%, 12/15/17		501	534,818
Series B, 9.25%, 12/15/17		1,704	1,825,410
DISH DBS Corp., 7.00%, 10/01/13		58	60,030
Nielsen Finance LLC, 10.00%, 8/01/14		400	420,000
Seat Pagine Gialle SpA, 10.50%, 1/31/17 (a)	EUR	1,118	1,458,792
UPC Germany GmbH, 8.13%, 12/01/17 (a)	USD	2,500	2,550,000
			7,394,031
Metals & Mining — 0.2%
Foundation PA Coal Co., 7.25%, 8/01/14		505	516,362
New World Resources NV, 7.38%, 5/15/15	EUR	285	368,080
			884,442

See Notes to Financial Statements.

30 SEMI-ANNUAL REPORT

APRIL 30, 2010

Schedule of Investments (continued)

BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Oil, Gas & Consumable Fuels — 3.5%
Coffeyville Resources LLC, 9.00%, 4/01/15 (a)	USD	380	$ 387,600
Morgan Stanley Bank AG for OAO Gazprom,
9.63%, 3/01/13		5,730	6,503,550
Petroleos de Venezuela SA, 5.25%, 4/12/17		4,000	2,595,000
Repsol International Finance B.V., 6.50%, 3/27/14	EUR	1,500	2,230,947
			11,717,097
Paper & Forest Products — 1.8%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (a)(e)	USD	494	474,195
NewPage Corp., 11.38%, 12/31/14		4,970	5,106,675
Verso Paper Holdings LLC, Series B, 4.09%, 8/01/14 (f)		520	473,200
			6,054,070
Pharmaceuticals — 0.3%
Angiotech Pharmaceuticals, Inc., 4.00%, 12/01/13 (f)		900	734,625
Novasep Holding SAS, 9.63%, 12/15/16 (a)	EUR	159	216,993
			951,618
Tobacco — 0.6%
Imperial Tobacco Finance Plc, 4.38%, 11/22/13		1,500	2,096,155
Wireless Telecommunication Services — 1.3%
Cricket Communications, Inc., 7.75%, 5/15/16	USD	1,950	2,023,125
iPCS, Inc., 2.47%, 5/01/13 (f)		1,155	1,091,475
Nextel Communications, Inc., Series E,
6.88%, 10/31/13		975	957,938
Sprint Capital Corp., 8.38%, 3/15/12		475	501,125
			4,573,663
Total Corporate Bonds — 21.4%			72,311,224
Floating Rate Loan Interests (f)
Aerospace & Defense — 1.1%
Hawker Beechcraft Acquisition Co., LLC:
Letter of Credit Facility Deposit, 2.29%, 3/26/14		79	67,284
Term Loan, 2.27% – 2.29%, 3/26/14		1,323	1,131,260
TASC, Inc.:
Tranche A Term Loan, 5.50%, 12/18/14		829	828,750
Tranche B Term Loan, 5.75%, 12/18/15		1,646	1,650,676
			3,677,970
Airlines — 0.8%
Delta Air Lines, Inc., Revolving Credit, 2.27%, 4/30/12		2,700	2,551,500
Auto Components — 2.9%
Affinion Group Holdings, Inc.:
Loan, 7.89%, 3/01/12		1,063	1,004,986
Term Loan B, 5.00%, 4/08/16		2,000	1,985,000
Allison Transmission, Inc., Term Loan,
3.00% – 3.05%, 8/07/14		4,297	4,102,263
Cooper-Standard Automotive, Inc.:
Revolving Credit, 5.03%, 12/23/10		45	44,812
Revolving Credit, 5.03%, 12/23/10		41	41,289
Revolving Credit, 5.03%, 12/23/10		83	82,745
Term Loan A, 3.03%, 12/23/11		35	35,288
Term Loan B, 5.03%, 12/03/11		107	107,599
Term Loan C, 5.03%, 12/23/11		268	268,778
Term Loan D, 3.03%, 12/23/11		298	298,775
Term Loan E, 4.03%, 12/23/11		148	148,277
Dana Holding Corp., Term Advance,
4.50% – 4.58%, 1/30/15		854	845,215
Dayco Products:
Term Loan B, 10.50%, 5/13/14		205	203,569
Term Loan C, 12.50%, 11/13/14		30	27,550
Exide Technologies, Term Loan, 3.69%, 5/15/12	EUR	399	500,006

		Par
Floating Rate Loan Interests (f)		(000)	Value
Auto Components (concluded)
GPX International Tire Corp., Tranche B
Term Loan (b)(h):
12.25%, 3/30/12	USD	286	$ —
14.00%, 4/11/12		5	—
			9,696,152
Automobiles — 0.6%
Ford Motor Co., Tranche B-1 Term Loan,
3.26% – 3.31%, 12/15/13		2,217	2,137,597
Beverages — 1.2%
Culligan International Co., Loan (Second Lien),
5.15%, 4/24/13	EUR	1,000	661,288
Le-Nature’s, Inc., Tranche B Term Loan,
9.50%, 3/01/11 (b)(h)	USD	1,000	393,333
SW Acquisitions Co., Inc., Term Loan, 5.75%, 6/01/16		2,993	3,007,463
			4,062,084
Building Products — 1.2%
Building Materials Corp. of America, Term Loan
Advance, 3.06%, 2/22/14		517	508,220
Goodman Global, Inc., Term Loan, 6.25%, 2/13/14		2,840	2,845,851
Momentive Performance Materials (Blitz 06-103
GmbH), Tranche B-1 Term Loan, 2.56%, 12/04/13		590	557,815
United Subcontractors, First Lien Term Loan,
1.79%, 6/30/15		179	152,293
			4,064,179
Capital Markets — 0.4%
Marsico Parent Co., LLC, Term Loan, 5.31%, 12/15/14		380	274,586
Nuveen Investments, Inc., Term Loan,
3.32% – 3.33%, 11/13/14		999	910,951
			1,185,537
Chemicals — 8.5%
Brenntag Holding Gmbh & Co. KG:
Acquisition Facility 1, 4.07% – 4.14%, 1/20/14		232	231,120
Facility 3B (Second Lien), 6.47%, 7/17/15		1,000	995,500
Facility B2, 4.01% – 4.07%, 1/20/14		1,332	1,328,223
Facility B6A and B6B, 4.70%, 11/24/37	EUR	414	547,763
Second Lien Term Loan, 4.73%, 1/20/14		267	348,707
CF Industries Holdings, Inc., Bridge Loan,
5.25%, 3/17/15	USD	5,120	5,146,675
Chemtura Corp., Debtor in Possession Return of
Capital Term Loan, 6.00%, 1/26/11		2,000	2,010,000
Cognis GmbH, Facility B (French):
2.65%, 11/16/13	EUR	197	255,777
2.65%, 11/17/13		803	1,043,383
ElectricInvest Holding Co. Ltd. (Viridian Group PLC),
Junior Term Facility, 5.05%, 12/21/12	GBP	1,800	2,285,907
Huish Detergents, Inc., Loan (Second Lien),
4.51%, 10/26/14	USD	750	728,437
Ineos US Finance LLC, Term A4 Facility,
7.00%, 12/14/12		1,087	1,090,300
Lyondell Chemical Co.:
Debtor in Possession Term Loan,
13.00%, 6/03/10		1,165	1,199,950
Exit Term Loan, 5.50%, 3/24/16		1,200	1,203,205
Matrix Acquisition Corp. (MacDermid, Inc.),
Tranche C Term Loan, 2.62%, 12/15/13	EUR	1,547	1,874,136
Nalco Co., Term Loan, 6.50%, 5/13/16	USD	1,886	1,899,501
PQ Corp., Term Loan (First Lien),
3.53% – 3.59%, 7/30/14		2,702	2,487,654
Rockwood Specialties Group, Inc., Term Loan H,
6.00%, 5/15/14		1,223	1,229,697
Solutia, Inc., Term Loan, 4.75%, 3/01/17		2,775	2,791,187
			28,697,122

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2010

Schedule of Investments (continued)

BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (f)		(000)	Value
Commercial Services & Supplies — 3.6%
ARAMARK Corp.:
Facility Letter of Credit, 2.16%, 1/26/14	USD	38	$ 36,932
Line of Credit, 3.53%, 7/26/16		68	67,299
Term Loan B, 3.54%, 7/26/16		1,031	1,023,318
US Term Loan, 2.17%, 1/26/14		572	561,574
Advanced Disposal Services, Inc., Term B Loan,
6.00%, 1/14/15		1,247	1,254,668
Casella Waste Systems, Inc., Term B Loan,
7.00%, 4/09/14		1,092	1,098,573
International Lease Finance Corp.:
Term Loan 1, 6.75%, 2/23/15		1,625	1,653,437
Term Loan 2, 7.00%, 3/05/16		1,200	1,212,900
John Maneely Co., Term Loan, 3.55%, 12/09/13		1,125	1,079,439
Johnson Diversey, Inc., Tranche B Dollar,
5.50%, 11/24/15		1,097	1,104,108
Quad Graphics, Term Loan B, 4.00%, 4/20/16		725	721,828
SIRVA Worldwide, Inc., Loan (Second Lien),
12.00%, 5/12/15		142	35,390
Synagro Technologies, Inc., Term Loan (First Lien),
2.26%-2.28%, 4/02/14		1,961	1,772,195
West Corp., Incremental Term B-3 Loan,
7.25%, 10/24/13		632	636,408
			12,258,069
Communications Equipment — 0.1%
Safenet, Inc., Loan (Second Lien), 6.26%, 4/12/15		500	475,000
Construction & Engineering — 1.2%
Brand Energy & Infrastructure Services, Inc.
(FR Brand Acquisition Corp.), Synthetic Letter of
Credit, Term Loan (First Lien), 2.69%, 2/07/14		500	460,000
Safway Services, LLC, First Out Term Loan,
9.00%, 12/14/17		2,100	2,100,000
Welding Services, Term Loan B, 5.50%, 3/23/16		1,450	1,457,250
			4,017,250
Consumer Finance — 2.5%
American General Finance Corp., Term Loan,
7.25%, 4/16/16		3,500	3,506,125
Chrysler Financial Corp., Second Lien Term Loan,
6.76%, 8/02/13		2,450	2,429,584
Chrysler Financial Services Americas LLC,
Term Loan (First Lien), 4.26%, 8/03/12		2,581	2,578,298
			8,514,007
Containers & Packaging — 1.8%
Anchor Glass Container Corp., Term Loan B,
6.00%, 2/18/16		1,700	1,692,562
Graham Packaging Co., LP, C Term Loan,
6.75%, 4/05/14		722	726,422
OI European Group BV, Tranche D Term Loan,
1.90%, 6/14/13	EUR	1,895	2,434,792
Smurfit Kappa Acquisitions (JSG):
C1 Term Loan Facility, 4.02% – 4.27%, 7/16/15		453	598,808
Term B1, 3.78% – 4.37%, 7/16/14		458	605,748
Smurfit-Stone Container:
Revolving Credit, 0.02% – 5.00%, 11/12/09	USD	20	20,041
Revolving Credit US, 0.01% – 4.50%, 11/01/09		60	60,279
Smurfit-Stone Container Canada, Inc.:
Tranche C, 2.50%, 11/01/11		26	25,836
Tranche C-1 Term Loan, 2.50%, 11/01/11		8	7,811
Smurfit-Stone Container Enterprises, Inc.:
Deposit Funded Facility, 4.50%, 11/01/10		12	12,007
Tranche B, 2.50%, 11/01/11		14	13,664
			6,197,970

		Par
Floating Rate Loan Interests (f)		(000)	Value
Diversified Consumer Services — 2.1%
Coinmach Laundry Corp., Delayed Draw Term Loan,
3.25% – 3.26%, 11/14/14	USD	495	$ 444,251
Coinmach Service Corp., Term Loan, 3.26%, 11/14/14		2,526	2,265,274
Laureate Education, Series A New Term Loan,
7.00%, 8/15/14		4,229	4,215,535
			6,925,060
Diversified Financial Services — 3.0%
CIT Group, Inc., Tranche 2A Term Loan, 9.50%, 1/20/12		1,806	1,846,129
MSCI, Inc., Term Loan B, 4.75%, 6/30/16		4,500	4,483,125
Professional Service Industries, Inc., Term Loan
(First Lien), 3.02%, 10/31/12		526	421,151
Reynolds Group Holdings, Inc., Return of
Capital Euro, 6.25%, 10/28/15	EUR	2,484	3,316,095
			10,066,500
Diversified Telecommunication Services — 3.4%
Hawaiian Telcom Communications, Inc., Tranche C
Term Loan, 4.75%, 5/30/14	USD	1,235	926,102
Integra Telecom Holdings, Inc., Term Loan,
9.25%, 4/12/15		2,025	2,033,100
Level 3 Communications, Incremental Term Loan,
2.55%, 3/13/14		1,975	1,847,859
Nordic Telephone Co. Holdings APS:
Facility B2 Swiss, 1.89%, 4/06/14	EUR	885	1,138,783
Facility C2 Swiss, 2.52%, 4/06/15		1,058	1,360,623
US Telepacific Corp., Term Loan (Second Lien),
9.25%, 7/25/15	USD	625	630,469
Wind Telecomunicazioni SpA:
A1 Term Loan Facility, 2.86% – 2.90%, 9/22/12	EUR	604	789,891
B1 Term Loan Facility, 3.65%, 9/22/13		1,000	1,313,912
C1 Term Loan Facility, 4.65%, 9/22/14		1,000	1,313,912
			11,354,651
Electric Utilities — 0.3%
Astoria Generating Co. Acquisitions, LLC, Term B
Facility, 2.01% – 2.03%, 2/23/13	USD	351	344,631
TPF Generation Holdings, LLC:
Synthetic Letter of Credit Deposit (First Lien),
2.29%, 12/15/13		151	145,623
Synthetic Revolving Deposit, 2.29%, 12/15/11		47	45,650
Term Loan (First Lien), 2.29%, 12/15/13		380	367,773
			903,677
Electrical Equipment — 0.0%
Electrical Components International Holdings Co. (ECI),
Term Loan (Second Lien), 11.50%, 5/01/14 (b)(h)		500	60,000
Electronic Equipment, Instruments & Components — 1.2%
CDW Computer Centers, Inc., Term Loan B,
3.30%, 10/10/14		550	512,875
Flextronics International Ltd.:
A Closing Date Loan, 2.54% – 2.55%, 10/01/14		1,156	1,113,435
Term Loan B, 2.54%, 10/01/12		2,244	2,194,686
Matinvest 2 SAS/Butterfly Wendel US, Inc. (Deutsche
Connector), Second Lien, 5.09%, 12/22/15		500	330,000
			4,150,996
Energy Equipment & Services — 0.8%
Dresser, Inc., Term Loan (Second Lien), 6.00%, 5/04/15		825	798,188
MEG Energy Corp., Term Loan D, 6.00%, 4/03/16		1,973	1,949,780
			2,747,968
Food & Staples Retailing — 3.5%
AB Acquisitions UK Topco 2 Ltd. (FKA Alliance Boots),
Facility B1, 3.55%, 7/09/15	GBP	3,000	4,286,897
DSW Holdings, Inc., Term Loan, 4.26%, 3/02/12	USD	775	759,016
Pierre Foods, Term Loan B, 7.00%, 2/17/16		1,350	1,359,000
Pilot Travel Centers, Term Loan B, 5.25%, 11/18/15		3,500	3,521,248

See Notes to Financial Statements.

32 SEMI-ANNUAL REPORT

APRIL 30, 2010

Schedule of Investments (continued)

BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (f)		(000)	Value
Food & Staples Retailing (concluded)
Rite Aid Corp., Tranche 4 Term Loan, 9.50%, 6/10/15	USD	1,400	$ 1,456,291
Roundy’s, Inc., Term Loan B, 3.75% – 3.78%, 11/03/13		499	501,487
			11,883,939
Food Products — 2.8%
Birds Eye Iglo Group Ltd. (Liberator Midco Ltd.), Sterling
Tranche Loan (Mezzanine), 8.55%, 11/02/15	GBP	419	624,927
CII Investment, LLC (FKA Cloverhill), Term Loan B:
8.50%, 10/14/14	USD	1,307	1,307,279
8.50%, 10/14/14		1,075	1,074,864
Dole Food Co., Inc.:
Credit-Linked Deposit, 7.99%, 4/12/13		192	193,784
Term Loan B, 5.00% – 5.50%, 2/10/17		343	345,771
Term Loan C, 5.00%, 2/10/17		851	858,809
FSB Holdings, Inc. (Fresh Start Bakeries), Term Loan
(Second Lien), 6.06%, 3/29/14		500	465,000
Pilgrim’s Pride Corp., Term Loan A, 5.29%, 12/01/12		1,535	1,517,731
Pinnacle Foods Finance LLC, Tranche C Term Loan,
7.50%, 4/02/14		3,100	3,116,470
			9,504,635
Health Care Equipment & Supplies — 1.9%
Biomet, Inc., Euro Term Loan,
3.37% – 3.58%, 3/25/15	EUR	2,508	3,251,730
DJO Finance LLC (ReAble Therapeutics Finance LLC),
Term Loan, 3.27%, 5/20/14	USD	1,331	1,292,012
Fresenius AG:
Term Loan C1, 4.50%, 9/01/14		1,082	1,090,749
Term Loan C2, 4.50%, 9/01/14		618	623,064
			6,257,555
Health Care Providers & Services — 3.5%
Ardent Health Services, Inc., Term Loan,
6.50%, 8/10/15		1,500	1,480,125
CHS/Community Health Systems, Inc.:
Delayed Draw Term Loan, 2.50%, 7/25/14		170	165,131
Funded Term Loan, 2.50%, 7/25/14		3,319	3,224,677
HCA, Inc., Tranche A-1 Term Loan, 1.79%, 11/16/12		2,615	2,535,268
Harden Healthcare, Term Loan A, 8.50%, 2/22/15		1,000	980,000
HealthSouth Corp., Term Loan,
2.51% – 2.55%, 3/10/13		794	778,778
Vanguard Health Holding Co. II, LLC (Vanguard Health
Systems, Inc.), Initial Term Loan, 5.00%, 1/29/16		2,600	2,604,875
			11,768,854
Health Care Technology — 0.9%
IMS Healthcare, Term Loan B, 5.25%, 2/16/16		3,070	3,085,860
Hotels, Restaurants & Leisure — 3.4%
BLB Worldwide Holdings, Inc. (Wembley, Inc.):
First Priority Term Loan, 4.75%, 7/18/11		2,418	1,704,838
Second Priority Term Loan, 7.06%, 7/18/12 (b)(h)		1,500	75,000
Golden Nugget, Inc. (First Lien):
Additional Term Advance, 3.26% – 3.28%, 6/30/14		270	208,820
Term Advance, 3.28%, 6/30/14		474	366,751
Green Valley Ranch Gaming, LLC, Loan (Second Lien),
8.00%, 8/16/14 (b)(h)		1,500	92,500
Harrah’s Operating Co., Inc.:
Term B-3 Loan, 3.29% – 3.32%, 1/28/15		2,047	1,792,214
Term B-4 Loan, 9.50%, 10/31/16		1,496	1,551,527
OSI Restaurant Partners, LLC, Pre-Funded RC Loan,
2.63%, – 4.58% 6/14/13		32	29,090
Penn National Gaming, Inc., Term Loan B,
2.00% – 2.07%, 10/03/12		997	985,182
Six Flags Theme Parks, Inc., Exit Term Loan,
6.00%, 4/19/16		2,750	2,749,142

		Par
Floating Rate Loan Interests (f)		(000)	Value
Hotels, Restaurants & Leisure (concluded)
VML US Finance LLC (aka Venetian Macau):
New Project Term Loan, 4.80%, 5/27/13	USD	158	$ 155,768
Term B Delayed Draw Project Loan, 4.80%, 5/25/12		721	710,169
Term B Funded Project Loan, 4.80%, 5/27/13		1,090	1,073,447
			11,494,448
Household Durables — 0.0%
Berkline/Benchcraft, LLC, Term Loan,
14.00%, 11/03/11 (b)(h)		120	5,982
Household Products — 0.2%
VI-JON, Inc. (VJCS Acquisition, Inc.), Tranche B
Term Loan, 2.27%, 4/24/14		634	608,936
IT Services — 4.3%
Amadeus IT Group SA/Amadeus Verwaltungs GmbH:
Term B3 Facility, 2.40%, 6/30/13	EUR	615	801,345
Term B4 Facility, 2.40%, 6/30/13		489	637,920
Term C3 Facility, 2.90%, 6/30/14		615	801,607
Term C3 Facility, 2.90%, 6/30/14		489	638,129
Audio Visual Services Group, Inc., Loan (Second Lien),
5.80%, 8/28/14	USD	1,077	344,653
Ceridian Corp., US Term Loan, 3.26%, 11/09/14		1,737	1,635,640
First Data Corp.:
Initial Tranche B-1 Term Loan,
3.01% – 3.04%, 9/24/14		2,441	2,195,014
Initial Tranche B-2 Term Loan,
3.03% – 3.04%, 9/24/14		1,582	1,419,796
Initial Tranche B-3 Term Loan,
3.03% – 3.04%, 9/24/14		2,355	2,115,425
SunGard Data Systems, Inc. (Solar Capital Corp.),
Incremental Term Loan, 6.75%, 2/28/14		1,686	1,686,711
Travelex Plc:
Term Loan B, 2.79%, 10/31/13		1,250	1,176,389
Term Loan C, 3.29%, 10/31/14		1,250	1,176,389
			14,629,018
Independent Power Producers & Energy Traders — 1.3%
Dynegy Holdings, Inc.:
Term Letter of Credit Facility, 4.03%, 4/02/13		1,110	1,088,698
Tranche B Term Loan, 4.03%, 4/02/13		89	87,416
Texas Competitive Electric Holdings Co., LLC (TXU):
Initial Tranche B-1 Term Loan,
3.75% – 3.79%, 10/10/14		2,465	2,019,151
Initial Tranche B-2 Term Loan,
3.75% – 3.79%, 10/10/14		1,080	884,694
Initial Tranche B-3 Term Loan,
3.75% – 3.79%, 10/10/14		379	308,491
			4,388,450
Industrial Conglomerates — 1.4%
Sequa Corp., Term Loan, 3.48% – 3.55%, 12/03/14		5,124	4,755,931
Insurance — 0.3%
Alliant Holdings I, Inc., Term Loan, 3.29%, 8/21/14		975	927,469
Internet & Catalog Retail — 0.2%
FTD Group, Inc., Tranche B Term Loan, 6.75%, 8/26/14		573	573,173
Machinery — 2.3%
Accuride Corp., Term Loan, 9.75%, 1/31/12	GBP	1,150	1,148,850
Blount International, Term Loan,
5.50% – 5.75%, 2/09/12	USD	532	530,547
Bucyrus International, Term Loan C, 4.50%, 1/26/16		2,750	2,763,239
Generac Acquisition Corp., Term Loan (First Lien),
2.79%, 11/10/13		1,176	1,103,738
LN Acquisition Corp. (Lincoln Industrial)(First Lien):
Delayed Draw Term Loan, 3.51%, 7/11/14		245	230,021
Initial US Term Loan, 3.50% – 3.51%, 7/11/14		637	596,912
Oshkosh Truck Corp., Term B Loan,
6.25% – 6.26%, 12/06/13		1,238	1,241,452
			7,614,759

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2010

Schedule of Investments (continued)

BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (f)		(000)	Value
Marine — 0.3%
Horizon Lines, Inc.:
Return of Capital, 3.51% — 5.50%, 8/08/12	USD	845	$ 722,535
Term Loan A, 3.55%, 8/08/12		405	365,955
			1,088,490
Media — 19.1%
Amsterdamse Beheer — En Consultingmaatschappij BV
(Casema):
B1 Term Loan Facility, 2.91%, 11/02/14	EUR	625	812,542
C Term Loan Facility, 3.41%, 11/02/15		625	812,542
Atlantic Broadband Finance, LLC:
Term Loan B, 6.75%, 6/01/13	USD	1,854	1,850,916
Tranche B-2 Term Loan, 2.55%, 9/01/11		69	67,926
Catalina Marketing Corp., Initial Term Loan,
3.01%, 10/01/14		389	380,687
Cengage Learning Acquisitions, Inc. (Thomson Learning),
Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		5,384	5,410,821
Cequel Communications, LLC (Second Lien):
Tranche A Term Loan, 4.75% – 4.79%, 5/05/14		500	500,000
Tranche B Facility, 6.29%, 5/05/14(e)		2,975	2,997,313
Charter Communications Operating, LLC:
New Term Loan, 2.30%, 3/06/14		548	519,212
Term Loan C, 3.55%, 9/06/16		4,440	4,243,261
FoxCo Acquisition Sub, LLC, Term Loan, 7.50%, 7/14/15		1,019	1,009,415
HIT Entertainment, Inc., Term Loan (Second Lien),
5.75%, 2/26/13		300	188,000
HMH Publishing Co., Ltd., Tranche A Term Loan,
5.50%, 6/12/14		2,426	2,307,398
Hanley-Wood, LLC (FSC Acquisition), Term Loan,
2.50% – 2.56%, 3/10/14		2,201	1,127,809
Hargray Acquisition Co./DPC Acquisition LLC/
HCP Acquisition LLC, Loan (Second Lien),
5.75%, 1/29/15		500	457,500
Harland Clarke Holdings Corp. (FKA Clarke American
Corp.), Tranche B Term Loan, 2.79%, 6/30/14		1,451	1,336,982
Kabel Deutschland Holding GMBH, A Facility,
2.66%, 6/01/12	EUR	4,000	5,203,755
Lamar Media Corp., Term Loan B, 4.25%, 12/30/16	USD	3,500	3,505,835
Lavena Holding 3 GmbH (Prosiebensat.1 Media AG):
Facility B1, 3.34%, 6/28/15	EUR	337	357,142
Facility C1, 3.59%, 6/30/16		674	714,285
Liberty Cablevision of Puerto Rico, Ltd., Initial Term
Facility, 2.26%, 6/17/14	USD	1,459	1,352,991
Local TV Finance, LLC, Term Loan, 2.30%, 5/07/13		474	433,116
MCNA Cable Holdings LLC (OneLink Communications),
Loan, 6.89%, 3/01/13(e)		1,004	828,039
Mediacom Illinois, LLC (FKA Mediacom
Communications, LLC), Tranche D Term Loan,
5.50%, 3/31/17		1,244	1,247,170
Mediannuaire Holding (Pages Jaunes), Term Loan D,
4.90%, 1/11/17	EUR	500	473,775
Newsday, LLC:
Fixed Rate Term Loan, 10.50%, 8/01/13	USD	1,500	1,631,250
Floating Rate Term Loan, 6.55%, 8/01/13		1,250	1,270,834
Nielsen Finance LLC, Class B, Dollar Term Loan,
4.00%, 5/01/16		2,281	2,252,046
Nielsen Finance LLC, Dollar Term Loan, 2.25%, 8/09/13		1,145	1,114,559
Penton Media, Inc., Term Loan (First Lien),
5.00%, 8/01/14		1,092	816,561
Springer Science and Business Media SA, Facility A1,
6.75%, 7/01/16	EUR	3,200	4,246,444
Sunshine Acquisition Ltd. (aka HIT Entertainment),
Term Facility, 5.50%, 3/20/12	USD	1,473	1,400,319
UPC Financing Partnership, Facility U,
4.99%, 12/31/17	EUR	3,017	3,855,884
Virgin NTL Cable Plc, Term Loan B, 4.40%, 12/31/15	GBP	2,000	3,022,415

		Par
Floating Rate Loan Interests (f)		(000)	Value
Media (concluded)
Weather Channel, Term Loan B, 5.00%, 9/14/15	USD	2,830	$ 2,852,492
Worldcolor Press Inc. and Worldcolor (USA)
Corp. (FKA Quebecor World, Inc.), Advance,
9.00%, 7/23/12		2,015	2,032,268
Yell Group Plc, Term Loan B, 4.02%, 7/31/14		2,113	1,721,987
			64,355,491
Metals & Mining — 0.2%
Drummond Co., Inc., Term Advance, 1.51%, 2/14/11		700	679,000
Multi-Utilities — 0.2%
FirstLight Power Resources, Inc. (FKA NE Energy, Inc.):
Synthetic Letter of Credit, 2.81%, 11/01/13		65	62,288
Term B Advance (First Lien), 2.81%, 11/01/13		624	602,107
Mach Gen, LLC, Synthetic Letter of Credit Loan
(First Lien), 2.29%, 2/22/13		69	63,811
			728,206
Multiline Retail — 1.9%
Dollar General Corp.:
Tranche B-1 Term Loan, 3.01% – 3.09%, 7/07/14		377	370,991
Tranche B-2 Term Loan, 3.01% – 3.02%, 7/07/14		427	417,923
Hema Holding BV:
Facility D, 5.40%, 1/01/17	EUR	3,800	4,477,672
(Term Loan B) Euro, 2.42%, 7/06/15		175	223,975
(Term Loan C) Euro, 3.17%, 7/05/16		175	223,975
The Neiman Marcus Group, Inc., Term Loan,
2.25%, 4/06/13	USD	845	808,031
			6,522,567
Oil, Gas & Consumable Fuels — 1.3%
Big West Oil, LLC:
Delayed Draw Loan, 4.50%, 5/15/14		920	909,406
Initial Advance Loan, 4.50%, 5/15/14		731	723,291
Initial Advance Loan, 12.00%, 1/26/15		775	781,458
Tronox Worldwide LLC, Tranche B-1 Term Loan:
9.00%, 6/24/10		1,576	1,600,118
9.00%, 6/24/10		424	429,882
			4,444,155
Paper & Forest Products — 0.3%
Georgia-Pacific LLC, Term Loan B,
2.25% – 2.34%, 12/23/12		853	846,789
Verso Paper Finance Holdings LLC,
6.50% – 7.25%, 2/01/13(e)		372	204,802
			1,051,591
Personal Products — 0.3%
American Safety Razor Co., LLC:
Loan (Second Lien), 10.50%, 1/30/14		1,150	667,000
Term Loan (First Lien), 6.75%, 7/31/13		530	488,458
			1,155,458
Pharmaceuticals — 1.1%
Warner Chilcott Co., LLC, Term A Loan,
5.50%, 10/30/14		1,355	1,355,644
Warner Chilcott Corp.:
Additional Term Loan, 5.75%, 4/30/15		624	624,203
Term B-1 Loan, 5.75%, 4/30/15		1,038	1,039,412
Term B-2 Loan, 5.75%, 4/30/15		723	723,637
			3,742,896
Professional Services — 0.7%
Booz Allen Hamilton, Inc.:
Term Loan C, 6.00%, 7/31/15		1,247	1,247,810
Tranche B Term Loan, 7.50%, 7/31/15		987	991,172
			2,238,982

See Notes to Financial Statements.

34 SEMI-ANNUAL REPORT

APRIL 30, 2010

Schedule of Investments (continued)

BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (f)		(000)	Value
Real Estate Management & Development — 1.5%
Enclave, First Lien Term Loan, 6.14%, 3/01/12 (b)(h)	USD	2,000	$ 1
Georgian Towers, Term Loan, 6.14%, 3/01/12		2,000	—
Pivotal Promontory, LLC, Second Lien Term Loan,
12.00%, 8/31/11 (b)(h)		750	37,500
Realogy Corp.:
Delayed Draw Term B Loan, 3.29%, 10/10/13		1,072	968,731
Initial Term B Loan, 3.29%, 10/10/13		2,261	2,043,400
Synthetic Letter of Credit, 3.28%, 10/10/13		609	550,146
Term Loan (Second Lien), 13.50%, 10/15/17		1,250	1,403,125
			5,002,903
Software — 0.9%
Bankruptcy Management Solutions, Inc.:
Term Loan (First Lien), 4.28%, 7/31/12		935	635,969
Term Loan (Second Lien), 6.52%, 7/31/13		482	96,500
Reynolds & Reynolds, Term Loan, 5.25%, 4/16/17		1,340	1,337,907
Telecommunications Management, LLC:
Multi-Draw Term Loan, 3.52%, 6/30/13		231	195,979
Term Loan, 3.52%, 6/30/13		914	777,218
			3,043,573
Specialty Retail — 2.1%
Bass Pro Group LLC Term Loan B, Term Loan B,
5.75%, 4/06/15		1,400	1,401,166
Burlington Coat Factory Warehouse Corp.,
Term Loan, 2.51% – 4.50%, 5/28/13		740	706,873
Matalan, Term Loan, 5.56%, 3/24/16	GBP	1,300	1,984,103
Michaels Stores, Inc., B-1 Term Loan:
2.50% – 2.63%, 10/31/13	USD	1,585	1,518,317
4.75% – 4.88%, 7/31/16		65	64,098
Orchard Supply Hardware, Term Loan B,
2.71%, 12/21/13		1,500	1,357,050
			7,031,607
Trading Companies & Distributors — 0.1%
Beacon Sales Acquisition, Inc., Term B Loan,
2.25% – 2.29%, 9/30/13		469	459,942
Transportation Infrastructure — 0.3%
Airport Development and Investment Ltd. (BAA),
Facility (Second Lien), 4.85%, 4/07/11	GBP	566	836,219
Wireless Telecommunication Services — 2.4%
BCM Ireland Holdings Ltd. (Eircom):
Facility B, 2.28%, 8/14/14	EUR	499	588,547
Facility C, 2.53%, 8/14/13		499	588,565
Cavtel Holdings, LLC, Term Loan,
10.50%, 12/31/12	USD	1,158	1,095,905
Digicel International Finance Ltd., Tranche A,
2.81%, 3/30/12		4,070	3,983,662
MetroPCS Wireless, Inc., Tranche B Term Loan,
2.50% – 2.56%, 11/03/13		1,846	1,801,517
			8,058,196
Total Floating Rate Loan Interests — 95.4%			321,681,574
Foreign Government Obligations
Argentina Bonos:
0.39%, 8/03/12 (f)		3,750	3,371,395
7.00%, 10/03/15		2,000	1,610,555
Brazilian Government International Bond,
8.00%, 1/15/18		7,111	8,248,889
Colombia Government International Bond,
3.81%, 3/17/13 (f)		1,200	1,203,000
Republic of Venezuela, 1.31%, 4/20/11 (f)		4,000	3,660,000

		Par
Foreign Government Obligations		(000)	Value
South Africa Government International Bond,
7.38%, 4/25/12	USD	2,400	$ 2,616,000
Turkey Government International Bond,
7.00%, 9/26/16		2,735	3,039,269
Uruguay Government International Bond,
6.88%, 1/19/16	EUR	950	1,343,934
Total Foreign Government Obligations — 7.4%			25,093,042
	Beneficial
		Interest
Other Interests (i)		(000)
Auto Components — 1.2%
Dayco Products LLC Mark IV Industrials, Inc.	USD	9	387,912
Delphi Debtor-in-Possession Hold Co. LLP,
Class B Membership Interests		—(j)	3,672,230
Lear Corp. Escrow		500	11,500
			4,071,642
Diversified Financial Services — 0.3%
J.G. Wentworth LLC Preferred Equity Interests (k)		1	1,130,844
Health Care Providers & Services — 0.0%
Critical Care Systems International, Inc.		1	191
Household Durables — 0.0%
Berkline Benchcraft Equity LLC		6	—
Total Other Interests — 1.5%			5,202,677
Preferred Securities
Preferred Stocks		Shares
Specialty Retail — 0.0%
Lazydays RV Center, Inc. (b)		58	57,680
Total Preferred Securities — 0.0%			57,680
Warrants (l)
Chemicals — 0.0%
British Vita Holding Co. (Non-Expiring) (a)		166	—
Machinery — 0.0%
Synventive Molding Solutions (Expires 1/15/13)		2	—
Media — 0.0%
Cumulus Media (Expires 12/31/19)		2,315	8,589
New Vision Holdings LLC:
(Expires 9/30/14)		3,424	34
(Expires 9/30/14)		19,023	190
			8,813
Software — 0.0%
HMH Holdings/EduMedia (Expires 3/09/17)		21,894	—
Total Warrants — 0.0%			8,813
Total Long-Term Investments
(Cost — $442,415,652) — 126.3%			426,265,037
Short-Term Securities
BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.13% (m)(n)	8,662,749		8,662,749
Total Short-Term Securities
(Cost — $8,662,749) — 2.6%			8,662,749

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2010

Schedule of Investments (continued)

BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

Options Purchased	Contracts	Value
Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC, expires 12/21/19
at USD 942.86, Broker Goldman Sachs Group, Inc.	26	$ 5,460
Total Options Purchased (Cost — $25,422) — 0.0%		5,460
Total Investments (Cost — $451,103,823*) — 128.9%		434,933,246
Liabilities in Excess of Other Assets — (11.5)%		(38,783,153)
Preferred Shares, at Redemption Value — (17.4)%		(58,812,346)
Net Assets Applicable to Common Shares — 100.0%		$ 337,337,747

* The cost and unrealized appreciation (depreciation) of investments as of April 30,
2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 451,145,378
Gross unrealized appreciation	$ 14,229,926
Gross unrealized depreciation	(30,442,058)
Net unrealized depreciation	$ (16,212,132)

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b) Non-income producing security.
(c) Convertible security.
(d) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(e) Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.
(f) Variable rate security. Rate shown is as of report date.
(g) When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Counterparty	Value	Appreciation
Bank of America, NA	$ 362,700	$ 5,292

(h) Issuer filed for bankruptcy and/or is in default of interest payments.
(i) Other interests represent beneficial interest in liquidation trusts and other reorgani-
zation entities and are non-income producing.
(j) Amount is less than $1,000.
(k) The investment is held by a wholly owned taxable subsidiary of the Fund.
(l) Warrants entitle the Fund to purchase a predetermined number of shares of com-
mon stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(m) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Shares Held at		Shares Held at
	October 31,	Net	April 30,
Affiliate	2009	Activity	2010	Income
BlackRock Liquidity
Funds, TempFund,
Institutional Class	9,320,934	(658,185)	8,662,749 $	2,288

(n) Represents the current yield as of report date.
• For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management.
This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

• Foreign currency exchange contracts as of April 30, 2010 were as follows:

	Currency	Currency				Settlement	Unrealized
	Purchased		Sold	Counterparty		Date	Appreciation
	USD66,548,101	EUR 49,177,000		Citibank NA		5/26/10	$ 1,065,395
	USD 3,066,901	GBP	1,980,000	Citibank NA		7/28/10	38,532
	USD18,787,022	GBP 12,142,500			RBS
				Securities Inc.		7/28/10	215,321
	Total						$ 1,319,248
•	Credit default swaps on single-name issues — sold protection outstanding as of
April 30, 2010 were as follows:
		Receive				Notional
		Fixed	Counter-		Credit	Amount	Unrealized
	Issuer	Rate	party Expiration Rating[1]			(000)[2]	Depreciation
BAA Ferrovial
	Junior Term	2.00%	Deutsche	March
	Loan		Bank AG	2012	NR	GBP 1,800 $ (173,967)

1 Using Standard & Poor’s rating of the issuer.
2 The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of April 30, 2010 in determining the fair valuation of the Fund’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term
Investments:
Common
Stocks	$ 247,438	$ 283,235	$ 1,379,354 $	1,910,027
Corporate
Bonds	—	72,220,406	90,818	72,311,224
Floating
Rate Loan
Interests	—	245,603,580	76,077,994	321,681,574
Foreign
Government
Obligations .	—	25,093,042	—	25,093,042
Other
Interests	—	11,500	5,191,177	5,202,677
Preferred
Stocks	—	—	57,680	57,680
Warrants	—	8,589	224	8,813
Short-Term
Securities	8,662,749	—	—	8,662,749
Total	$ 8,910,187	$343,220,352	$82,797,247 $	434,927,786

See Notes to Financial Statements.

36 SEMI-ANNUAL REPORT

APRIL 30, 2010

Schedule of Investments (concluded)

BlackRock Floating Rate Income Trust (BGT)

The following table summarizes the inputs used as of April 30, 2010 in determining the fair valuation of the Fund’s other financial instruments:

Other Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets	—	$ 1,324,708	$ 9,486 $	1,334,194
Liabilities	—	—	(196,065)	(196,065)
Total	—	$ 1,324,708	$ (186,579) $	1,138,129

1 Other financial instruments are swaps, foreign currency exchange contracts, unfunded loan commitments and options. Swaps, foreign currency exchange contracts and unfunded loan commitments are shown at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

				Investments in Securities
	Common	Corporate	Floating Rate	Other	Preferred
	Stocks	Bonds	Loan Interests	Interests	Stocks	Warrants	Total
Balance, as of October 31, 2009	$ 112,485	$ 288,246	$84,427,073	$ 2,726,281	—	$ 224	$87,554,309
Accrued discounts/premiums	—	113,227	690,268	—	—	—	803,495
Realized gain (loss)	—	—	(6,804,623)	(2,000,875)	—	—	(8,805,498)
Change in unrealized
appreciation/
depreciation[2]	174,051	74,918	11,686,521	4,482,269	—	—	16,417,759
Net purchases (sales)	10,611	(385,573)	(25,768,459)	(404,410)	$ 57,680	—	(26,490,151)
Net transfers in/out	1,082,207	—	11,847,214	387,912	—	—	13,317,333
Balance, as of April 30, 2010	$ 1,379,354	$ 90,818	$76,077,994	$ 5,191,177	$ 57,680	$ 224	$82,797,247

2 Included in the related net change in unrealized appreciation/depreciation on the Statements of Operations. The change in unrealized appreciation/depreciation on securities still held at April 30, 2010 was $5,661,500.

The following table is a reconciliation of Level 3 other financial instruments for which significant unobservable inputs were used to determine fair value:

Investments in Other
Financial Instruments3

	Assets	Liabilities
Balance, as of October 31, 2009	$ 1,531	$ (461,174)
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized
appreciation/depreciation[4]	7,955	265,109
Net purchases (sales)	—	—
Net transfers in/out	—	—
Balance, as of April 30, 2010	$ 9,486	$ (196,065)

3 Other financial instruments are swaps and unfunded loan commitments.
4 Included in the related net change in unrealized appreciation/depreciation on the Statements of Operations. The change in unrealized appreciation/
depreciation on securities still held at April 30, 2010 was $273,064.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2010

Statements of Assets and Liabilities
	BlackRock	BlackRock	BlackRock	BlackRock	BlackRock
	Credit	Credit	Credit	Credit	Floating
	Allocation	Allocation	Allocation	Allocation	Rate
	Income	Income	Income	Income	Income
	Trust I, Inc.	Trust II, Inc.	Trust III	Trust IV	Trust
April 30, 2010 (Unaudited)	(PSW)	(PSY)	(BPP)	(BTZ)	(BGT)
Assets
Investments at value — unaffiliated[1]	$ 149,785,695	$ 637,264,195	$ 283,783,732	$ 980,085,475	$ 426,270,497
Investments at value — affiliated[2]	124,379	1,817,048	6,947,057	41,474,360	8,662,749
Unrealized appreciation on foreign currency exchange contracts	—	—	—	—	1,319,248
Unrealized appreciation on unfunded loan commitments	—	—	—	—	9,486
Cash	—	—	—	10,585	—
Cash pledged as collateral for financial futures contracts	50,000	—	40,000	850,000	—
Cash pledged as collateral for swaps	—	—	—	600,000	600,000
Foreign currency at value[3]	383	—	478	44	11,220,886
Investments sold receivable	—	—	68,575	—	19,574,067
Interest receivable	2,219,885	9,365,164	4,248,900	14,334,034	3,114,886
Dividends receivable	20,344	80,916	33,707	95,076	355
Margin variation receivable	12,375	18,563	10,969	205,125	—
Income receivable — affiliated	—	204	208	520	—
Swaps receivable	—	—	—	—	6,426
Commitment fees receivable	—	—	—	—	539
Principal paydown receivable	—	—	—	—	13,916
Other assets	—	72,794	52,203	112,664	100,452
Prepaid expenses	54,878	86,085	41,606	119,075	127,541
Total assets	152,267,939	648,704,969	295,227,435	1,037,886,958	471,021,048
Liabilities
Bank overdraft	—	—	—	—	11,921
Loan payable	—	—	—	—	37,000,000
Unrealized depreciation on swaps	175,918	351,837	175,919	703,674	173,967
Unrealized depreciation on unfunded loan commitments	—	—	—	—	22,098
Reverse repurchase agreements	2,662,946	7,707,202	—	68,653,890	—
Investments purchased payable	1,749,493	7,509,850	3,631,029	12,229,581	37,202,721
Investment advisory fees payable	76,917	329,225	162,849	563,764	218,360
Income dividends payable — Common Shares	34,119	189,927	62,316	520,120	—
Swaps payable	6,067	12,133	6,067	24,267	—
Officer's and Directors' fees payable	978	76,661	53,469	113,451	93,179
Deferred income	—	—	—	—	9,486
Other affiliates payable	888	3,728	1,764	5,932	2,513
Interest payable	305	883	—	7,867	25,452
Other accrued expenses payable	48,486	104,451	103,220	152,617	111,258
Total liabilities	4,756,117	16,285,897	4,196,633	82,975,163	74,870,955
Preferred Shares at Redemption Value
$25,000 per share liquidation preferrence, plus unpaid dividends[4,5,6]	40,259,152	169,091,457	70,427,782	231,045,162	58,812,346
Net Assets Applicable to Common Shareholders	$ 107,252,670	$ 463,327,615	$ 220,603,020	$ 723,866,633	$ 337,337,747
Net Assets Applicable to Common Shareholders Consist of
Paid-in capital[4,7,8]	$ 237,664,112	$ 942,700,922	$ 423,649,824	$1,138,011,175	$ 427,834,152
Undistributed (distributions in excess of) net investment income	(540,094)	(3,493,073)	(804,992)	(12,201,408)	794,510
Accumulated net realized loss	(129,558,170)	(462,183,032)	(190,069,747)	(378,722,908)	(76,159,238)
Net unrealized appreciation/depreciation	(313,178)	(13,697,202)	(12,172,065)	(23,220,226)	(15,131,677)
Net Assets Applicable to Common Shareholders	$ 107,252,670	$ 463,327,615	$ 220,603,020	$ 723,866,633	$ 337,337,747
Net asset value per Common Share	$ 10.40	$ 11.35	$ 11.95	$ 13.97	$ 14.32
[1] Investments at cost — unaffiliated	$ 149,969,746	$ 650,680,840	$ 295,822,018	$1,003,236,130	$ 442,441,074
[2] Investments at cost — affiliated	$ 124,379	$ 1,817,048	$ 6,947,057	$ 41,474,360	$ 8,662,749
[3] Foreign currency at cost	$ 368	—	$ 459	$ 43	$ 11,312,614
[4] Preferred and Common Shares par value per share	$ 0.10	$ 0.10	$ 0.001	$ 0.001	$ 0.001
[5] Preferred Shares outstanding	1,610	6,761	2,817	9,240	2,352
[6] Preferred Shares authorized	5,460	22,000	unlimited	unlimited	unlimited
[7] Common Shares outstanding	10,311,941	40,807,418	18,467,785	51,828,157	23,564,801
[8] Common Shares authorized	199,994,540	199,978,000	unlimited	unlimited	unlimited

See Notes to Financial Statements.

38 SEMI-ANNUAL REPORT

APRIL 30, 2010

Statements of Operations
	BlackRock	BlackRock	BlackRock	BlackRock	BlackRock
	Credit	Credit	Credit	Credit	Floating
	Allocation	Allocation	Allocation	Allocation	Rate
	Income	Income	Income	Income	Income
	Trust I, Inc.	Trust II, Inc.	Trust III	Trust IV	Trust
Six Months Ended April 30, 2010 (Unaudited)	(PSW)	(PSY)	(BPP)	(BTZ)	(BGT)
Investment Income
Interest	$ 2,457,577	$ 11,090,605	$ 5,397,384	$ 16,318,520	$ 12,769,115
Dividends	910,188	5,066,074	2,052,105	6,497,752	4,162
Income — affiliated	25,184	90,414	43,062	164,333	2,288
Facility and other fees	—	—	—	—	364,415
Total income	3,392,949	16,247,093	7,492,551	22,980,605	13,139,980
Expenses
Investment advisory	427,527	1,813,388	907,950	3,104,956	1,515,471
Commissions for Preferred Shares	30,648	131,079	53,486	172,274	42,764
Professional	26,915	32,741	29,759	51,418	103,581
Transfer agent	24,517	65,299	18,638	19,627	15,137
Accounting services	14,412	74,921	43,378	81,982	31,068
Printing	6,999	28,589	40,823	129,371	35,363
Officers and Directors	5,512	27,930	15,304	40,987	21,979
Registration	5,020	7,913	5,143	9,065	4,569
Custodian	4,166	12,754	9,406	18,315	74,280
Borrowing cost[1]	—	—	—	—	208,351
Miscellaneous	21,338	45,290	33,502	67,428	58,436
Total expenses excluding interest expense	567,054	2,239,904	1,157,389	3,695,423	2,110,999
Interest expense	5,683	13,855	–	113,838	165,117
Total expenses	572,737	2,253,759	1,157,389	3,809,261	2,276,116
Less fees waived by advisor	(14,257)	(48,676)	(22,496)	(91,034)	(304,457)
Less fees paid indirectly	—	—	(3,804)	(70)	—
Total expenses after fees waived and paid indirectly	558,480	2,205,083	1,131,089	3,718,157	1,971,659
Net investment income	2,834,469	14,042,010	6,361,462	19,262,448	11,168,321
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(1,280,649)	(10,839,240)	(2,368,330)	20,300,392	(9,531,475)
Financial futures contracts	151,309	(14,840)	(8,662)	6,287,543	—
Swaps	(26,289)	(52,578)	(26,289)	(105,156)	(40,786)
Foreign currency transactions	—	—	—	—	6,510,307
Options written	—	—	—	(2,202,351)	—
	(1,155,629)	(10,906,658)	(2,403,281)	24,280,428	(3,061,954)
Net change in unrealized appreciation/depreciation on:
Investments	13,591,954	70,500,903	20,614,474	59,030,355	23,567,083
Financial futures contracts	(48,196)	36,435	22,607	(203,337)	—
Swaps	(6,966)	(13,933)	(6,967)	(27,865)	275,079
Foreign currency transactions	(41)	—	(49)	(6)	2,161,128
Options written	—	—	—	(661,829)	—
Unfunded loan commitments	—	—	—	—	58,337
	13,536,751	70,523,405	20,630,065	58,137,318	26,061,627
Total realized and unrealized gain	12,381,122	59,616,747	18,226,784	82,417,746	22,999,673
Dividends to Preferred Shareholders From
Net investment income	(298,930)	(1,260,733)	(84,996)	(1,715,794)	(436,859)
Net Increase in Net Assets Applicable to Common
Shareholders Resulting from Operations	$ 14,916,661	$ 72,398,024	$ 24,503,250	$ 99,964,400	$ 33,731,135
[1] See Note 8 of the Notes to the Financial Statements for details of short-term borrowings.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2010

Statements of Changes in Net Assets
	BlackRock Credit Allocation		BlackRock Credit Allocation
	Income Trust I, Inc. (PSW)		Income Trust II, Inc. (PSY)
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	April 30, 2010	October 31,	April 30, 2010	October 31,
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	(Unaudited)	2009	(Unaudited)	2009
Operations
Net investment income	$ 2,834,469	$ 8,880,738	$ 14,042,010	$ 45,246,551
Net realized loss	(1,155,629)	(56,926,270)	(10,906,658)	(196,959,541)
Net change in unrealized appreciation/depreciation	13,536,751	78,150,799	70,523,405	285,726,033
Dividends to Preferred Shareholders from net investment income	(298,930)	(774,824)	(1,260,733)	(3,570,342)
Net increase in net assets applicable to Common Shareholders resulting from operations	14,916,661	29,330,443	72,398,024	130,442,701
Dividends and Distributions to Common Shareholders From
Net investment income	(3,712,299)	(8,498,069)	(18,363,338)	(45,358,157)
Tax return of capital	—	(1,345,345)	—	(116,310)
Decrease in net assets resulting from dividends and distributions
to Common Shareholders	(3,712,299)	(9,843,414)	(18,363,338)	(45,474,467)
Capital Share Transactions
Reinvestment of common dividends	—	131,419	—	1,192,453
Net Assets Applicable to Common Shareholders
Total increase in net assets applicable to Common Shareholders	11,204,362	19,618,448	54,034,686	86,160,687
Beginning of period	96,048,308	76,429,860	409,292,929	323,132,242
End of period	$ 107,252,670	$ 96,048,308	$ 463,327,615	$ 409,292,929
Undistributed (distributions in excess of) net investment income	$ (540,094)	$ 636,666	$ (3,493,073)	$ 2,088,988
	BlackRock Credit Allocation		BlackRock Credit Allocation
	Income Trust III (BPP)		Income Trust IV (BTZ)
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	April 30, 2010	October 31,	April 30, 2010	October 31,
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	(Unaudited)	2009	(Unaudited)	2009
Operations
Net investment income	$ 6,361,462	$ 20,010,967	$ 19,262,448	$ 51,505,911
Net realized gain (loss)	(2,403,281)	(116,393,404)	24,280,428	(247,029,147)
Net change in unrealized appreciation/depreciation	20,630,065	160,906,851	58,137,318	378,816,964
Dividends and distributions to Preferred Shareholders from net investment income	(84,996)	(577,861)	(1,715,794)	(3,828,948)
Net increase in net assets applicable to Common Shareholders
resulting from operations	24,503,250	63,946,553	99,964,400	179,464,780
Dividends and Distributions to Common Shareholders From
Net investment income	(8,033,486)	(17,461,459)	(31,096,894)	(48,398,817)
Tax return of capital	—	(4,250,036)	—	(24,678,883)
Decrease in net assets resulting from dividends and distributions
to Common Shareholders	(8,033,486)	(21,711,495)	(31,096,894)	(73,077,700)
Capital Share Transactions
Reinvestment of common dividends	—	587,363	—	—
Net Assets Applicable to Common Shareholders
Total increase in net assets applicable to Common Shareholders	16,469,764	42,822,421	68,867,506	106,387,080
Beginning of period	204,133,256	161,310,835	654,999,127	548,612,047
End of period	$ 220,603,020	$ 204,133,256	$ 723,866,633	$ 654,999,127
Undistributed (distributions in excess of) net investment income	$ (804,992)	$ 952,028	$ (12,201,408)	$ 1,348,832
See Notes to Financial Statements.

40 SEMI-ANNUAL REPORT

APRIL 30, 2010

Statements of Changes in Net Assets (concluded)
	BlackRock
	Floating Rate Income Trust (BGT)
	Six Months	Year
	Ended	Ended
	April 30, 2010	October 31,
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	(Unaudited)	2009
Operations
Net investment income	$ 11,168,321	$ 23,060,864
Net realized loss	(3,061,954)	(48,386,859)
Net change in unrealized appreciation/depreciation	26,061,627	112,537,512
Dividends to Preferred Shareholders from net investment income	(436,859)	(971,243)
Net increase in net assets applicable to Common Shareholders resulting from operations	33,731,135	86,240,274
Dividends and Distributions to Common Shareholders From
Net investment income	(9,539,342)	(27,963,106)
Tax return of capital	—	(9,994,857)
Decrease in net assets resulting from dividends and distributions to Common Shareholders	(9,539,342)	(37,957,963)
Capital Share Transactions
Reinvestment of common dividends	273,755	—
Net Assets Applicable to Common Shareholders
Total increase in net assets applicable to Common Shareholders	24,465,548	48,282,311
Beginning of period	312,872,199	264,589,888
End of period	$ 337,337,747	$ 312,872,199
Undistributed (distributions in excess of) net investment income	$ 794,510	$ (397,610)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2010

Statement of Cash Flows
Six Months
Ended
April 30, 2010
BlackRock Floating Rate Income Trust (BGT)	(Unaudited)
Cash Used for Operating Activities
Net increase in net assets resulting from operations, excluding dividends to Preferred Shareholders	$ 34,167,994
Adjustments to reconcile net increase in net assets resulting from operations to net cash used for operating activities:
Decrease in interest receivable	16,946
Decrease in swap receivable	467
Increase in commitment fees receivable	(539)
Decrease in other assets	24,202
Increase in dividends receivable	(355)
Decrease in income receivable — affiliated	341
Increase in investment advisory fees payable	12,141
Decrease in interest expense payable	(15,374)
Increase in other affiliates payable	289
Decrease in accrued expenses payable	(73,794)
Decrease in swaps payable	(4,317)
Decrease in other liabilities	(845,950)
Increase in Officer and Directors payable	14,303
Net periodic and termination payments of swaps	35,386
Realized and unrealized gain — net	(16,317,203)
Amortization of premium and discount on investments	(1,948,886)
Paid-in-kind income	(256,753)
Proceeds from sales and paydowns of long-term investments	205,141,042
Purchases and payups of long-term investments	(232,120,335)
Net proceeds from sales of short-term securities	658,185
Cash used for operating activities	(11,512,210)
Cash Provided by Financing Activities
Cash receipts from borrowings	166,000,000
Cash payments from borrowings	(143,000,000)
Cash dividends paid to Common Shareholders	(9,316,700)
Cash dividends paid to Preferred Shareholders	(436,548)
Increase in bank overdraft	11,921
Cash provided by financing activities	13,258,673
Cash Impact from Foreign Exchange Fluctuations
Cash impact from foreign exchange fluctuations	(42,879)
Cash
Net increase in cash	1,703,584
Cash at beginning of period	9,517,302
Cash at end of period	$ 11,220,886
Cash Flow Information
Cash paid for interest	$ 180,491
Noncash Financing Activities
Capital shares issued in reinvestment of dividends paid to shareholders	$ 273,755

A Statement of Cash Flows is presented when a Fund had a significant amount of borrowing during the period, based on the average borrowing outstanding in relation to total assets.

See Notes to Financial Statements.

42 SEMI-ANNUAL REPORT

APRIL 30, 2010

Financial Highlights			BlackRock Credit Allocation Income Trust I, Inc. (PSW)
	Six Months
	Ended
	April 30, 2010		Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 9.31	$ 7.43	$ 19.54	$ 22.25	$ 22.36	$ 23.69
Net investment income	0.27[1]	0.86[1]	1.70[1]	2.01[1]	2.14[1]	2.16
Net realized and unrealized gain (loss)	1.21	2.06	(12.06)	(2.41)	0.07	(1.09)
Dividends to Preferred Shareholders from net investment income	(0.03)	(0.08)	(0.48)	(0.71)	(0.63)	(0.40)
Net increase (decrease) from investment operations	1.45	2.84	(10.84)	(1.11)	1.58	0.67
Dividends and distributions to Common Shareholders from:
Net investment income	(0.36)[2]	(0.83)	(1.22)	(1.18)	(1.69)	(2.00)
Tax return of capital	—	(0.13)	(0.05)	(0.42)	—	—
Total dividends and distributions	(0.36)	(0.96)	(1.27)	(1.60)	(1.69)	(2.00)
Net asset value, end of period	$ 10.40	$ 9.31	$ 7.43	$ 19.54	$ 22.25	$ 22.36
Market price, end of period	$ 9.32	$ 8.24	$ 7.00	$ 17.29	$ 21.26	$ 21.03
Total Investment Return[3]
Based on net asset value	16.40%[4]	46.46%	(58.09)%	(5.03)%	7.97%	3.25%
Based on market price	17.86%[4]	37.59%	(55.38)%	(12.05)%	9.69%	0.73%
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[5]	1.15%[6]	1.61%	2.00%	1.32%	1.29%	1.26%
Total expenses after fees waived and paid indirectly[5]	1.12%[6]	1.59%	2.00%	1.32%	1.29%	1.26%
Total expenses after fees waived and paid indirectly and excluding
interest expense[5]	1.11%[6]	1.44%	1.48%	1.29%	1.29%	1.26%
Net investment income[5]	5.67%[6]	12.45%	10.79%	9.38%	9.70%	9.23%
Dividends to Preferred Shareholders	0.60%[6]	1.09%	3.03%	3.29%	2.84%	1.71%
Net investment income to Common Shareholders	5.07%[6]	11.36%	7.76%	6.09%	6.86%	7.52%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$ 107,253	$ 96,048	$ 76,430	$ 201,155	$ 228,734	$ 229,850
Preferred Shares outstanding at $25,000 liquidation preference,
end of period (000)	$ 40,250	$ 40,250	$ 68,250	$ 136,500	$ 136,500	$ 136,500
Borrowings outstanding, end of period (000)	$ 2,663	$ 4,972	$ 4,024	$ 590	—	—
Average borrowings outstanding, during the period (000)	$ 2,442	$ 5,321	$ 25,692	$ 2,690	—	—
Portfolio turnover	28%	36%	119%	88%	19%	25%
Asset coverage per Preferred Share at $25,000 liquidation preference,
end of period	$ 91,622	$ 84,663	$ 53,009	$ 61,846	$ 66,907	$ 67,115

1 Based on average shares outstanding.
2 A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
3 Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns.
Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 Do not reflect the effect of dividends to Preferred Shareholders.
6 Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2010

Financial Highlights			BlackRock Credit Allocation Income Trust II, Inc. (PSY)
	Six Months
	Ended
	April 30, 2010		Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 10.03	$ 7.96	$ 19.93	$ 22.36	$ 22.26	$ 23.48
Net investment income[1]	0.34	1.11	1.73	2.02	2.03	2.09
Net realized and unrealized gain (loss)	1.46	2.17	(11.84)	(2.35)	0.32	(0.91)
Dividends to Preferred Shareholders
from net investment income	(0.03)	(0.09)	(0.49)	(0.73)	(0.65)	(0.40)
Net increase (decrease) from investment operations	1.77	3.19	(10.60)	(1.06)	1.70	0.78
Dividends and distributions to Common Shareholders from:
Net investment income	(0.45)[2]	(1.12)	(1.15)	(1.16)	(1.51)	(2.00)
Tax return of capital	—	(0.00)[3]	(0.22)	(0.21)	(0.09)	—
Total dividends and distributions	(0.45)	(1.12)	(1.37)	(1.37)	(1.60)	(2.00)
Net asset value, end of period	$ 11.35	$ 10.03	$ 7.96	$ 19.93	$ 22.36	$ 22.26
Market price, end of period	$ 10.35	$ 8.90	$ 8.10	$ 16.94	$ 20.12	$ 21.20
Total Investment Return[4]
Based on net asset value	18.47%[5]	48.36%	(55.71)%	(4.35)%	8.77%	3.73%
Based on market price	21.75%[5]	29.37%	(46.97)%	(9.65)%	2.77%	1.43%
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[6]	1.05%[7]	1.41%	1.90%	1.27%	1.23%	1.20%
Total expenses after fees waived and paid indirectly[6]	1.03%[7]	1.41%	1.90%	1.27%	1.23%	1.20%
Total expenses after fees waived and paid indirectly and excluding
interest expense[6]	1.02%[7]	1.33%	1.40%	1.23%	1.23%	1.20%
Net investment income[6]	6.53%[7]	15.05%	10.71%	9.29%	9.26%	8.96%
Dividends to Preferred Shareholders	0.59%[7]	1.19%	3.04%	3.34%	2.96%	1.73%
Net investment income to Common Shareholders	5.94%[7]	13.86%	7.67%	5.95%	6.30%	7.23%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$ 463,328	$ 409,293	$ 323,132	$ 809,411	$ 907,897	$ 903,601
Preferred Shares outstanding at $25,000 liquidation preference,
end of period (000)	$ 169,025	$ 169,025	$ 275,000	$ 550,000	$ 550,000	$ 550,000
Borrowings outstanding, end of period (000)	$ 7,707	$ 9,511	$ 54,369	—	—	—
Average borrowings outstanding, during the period (000)	$ 5,817	$ 15,842	$ 94,908	$ 14,375	—	—
Portfolio turnover	37%	16%	120%	81%	18%	28%
Asset coverage per Preferred Share at $25,000 liquidation preference,
end of period	$ 93,539	$ 85,547	$ 54,408	$ 61,817	$ 66,294	$ 66,077

1 Based on average shares outstanding.
2 A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
3 Amount is less than $(0.01) per share.
4 Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns.
Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
5 Aggregate total investment return.
6 Do not reflect the effect of dividends to Preferred Shareholders.
7 Annualized.

See Notes to Financial Statements.

44 SEMI-ANNUAL REPORT

APRIL 30, 2010

Financial Highlights				BlackRock Credit Allocation Income Trust III (BPP)
			Period
	Six Months	Year	January 1,
	Ended	Ended	2008 to
	April 30, 2010	October 31,	October 31,		Year Ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 11.05	$ 8.77	$ 19.47	$ 24.52	$ 24.43	$ 25.88	$ 25.58
Net investment income	0.34[1]	1.09[1]	1.48[1]	2.05	2.05	2.11	2.22
Net realized and unrealized gain (loss)	1.00	2.40	(10.74)	(4.72)	0.62	(0.82)	0.33
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.00)[2]	(0.03)	(0.31)	(0.62)	(0.46)	(0.26)	(0.16)
Net realized gain	—	—	—	—	(0.12)	(0.13)	(0.02)
Net increase (decrease) from investment operations	1.34	3.46	(9.57)	(3.29)	2.09	0.90	2.37
Dividends and distributions to Common Shareholders from:
Net investment income	(0.44)[3]	(0.95)	(0.83)	(1.59)	(1.58)	(1.74)	(2.00)
Net realized gain	—	—	—	(0.02)	(0.42)	(0.61)	(0.07)
Tax return of capital	—	(0.23)	(0.30)	(0.15)	—	—	—
Total dividends and distributions	(0.44)	(1.18)	(1.13)	(1.76)	(2.00)	(2.35)	(2.07)
Net asset value, end of period	$ 11.95	$ 11.05	$ 8.77	$ 19.47	$ 24.52	$ 24.43	$ 25.88
Market price, end of period	$ 10.78	$ 9.94	$ 8.51	$ 17.31	$ 26.31	$ 24.20	$ 25.39
Total Investment Return[4]
Based on net asset value	12.74%[5]	47.16%	(51.22)%[5]	(13.86)%	8.89%	3.81%	10.15%
Based on market price	13.05%[5]	36.42%	(46.76)%[5]	(28.62)%	17.98%	4.83%	11.01%
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[6]	1.11%[7]	1.66%	1.96%[7]	1.46%	1.62%	1.51%	1.44%
Total expenses after fees waived and before fees
paid indirectly[6]	1.09%[7]	1.64%	1.96%[7]	1.45%	1.62%	1.51%	1.44%
Total expenses after fees waived and paid indirectly[6]	1.08%[7]	1.64%	1.96%[7]	1.45%	1.62%	1.51%	1.44%
Total expenses after fees waived and paid indirectly
and excluding interest expense[6]	1.08%[7]	1.39%	1.39%[7]	1.24%	1.25%	1.22%	1.19%
Net investment income[6]	6.09%[7]	13.08%	10.53%[7]	8.90%	8.46%	8.37%	8.66%
Dividends to Preferred Shareholders	0.08%[7]	0.38%	2.19%[7]	2.70%	1.89%	1.27%	0.62%
Net investment income to Common Shareholders	6.01%[7]	12.70%	8.34%[7]	6.20%	6.58%	7.10%	8.04%
Supplemental Data
Net assets applicable to Common Shareholders,
end of period (000)	$ 220,603	$ 204,133	$ 161,311	$ 358,017	$ 449,995	$ 447,190	$ 473,809
Preferred Shares outstanding at $25,000
liquidation preference, end of period (000)	$ 70,425	$ 70,425	$ 110,400	$ 220,800	$ 220,800	$ 220,800	$ 220,800
Borrowings outstanding, end of period (000)	—	$ 13,235	$ 44,281	—	—	—	—
Average borrowings outstanding, during the period (000)	$ 145	$ 16,330	$ 51,995	$ 903	$ 1,303	$ 2,904	$ 782
Portfolio turnover	31%	16%	121%	97%	91%	77%	88%
Asset coverage per Preferred Share at $25,000
liquidation preference, end of period	$ 103,312	$ 97,465	$ 61,540	$ 65,554	$ 75,965	$ 75,642	$ 78,650

1 Based on average shares outstanding.
2 Amount is less than $(0.01) per share.
3 A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
4 Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns.
Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
5 Aggregate total investment return.
6 Do not reflect the effect of dividends to Preferred Shareholders.
7 Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2010

Financial Highlights	BlackRock Credit Allocation Income Trust IV (BTZ)
				Period
	Six Months			December 27,
	Ended			2006[1] to
		Year Ended October 31,
	April 30, 2010			October 31,
	(Unaudited)	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$ 12.64	$ 10.59	$ 21.39	$ 23.88[2]
Net investment income	0.37[3]	0.99[3]	1.33[3]	1.25
Net realized and unrealized gain (loss)	1.59	2.54	(10.06)	(1.86)
Dividends to Preferred Shareholders from net investment income	(0.03)	(0.07)	(0.33)	(0.31)
Net increase (decrease) from investment operations	1.93	3.46	(9.06)	(0.92)
Dividends and distributions to Common Shareholders from:
Net investment income	(0.60)[4]	(0.93)	(0.90)	(0.93)
Tax return of capital	—	(0.48)	(0.84)	(0.47)
Total dividends and distributions	(0.60)	(1.41)	(1.74)	(1.40)
Capital charge with respect to issuance of:
Common Shares	—	—	—	(0.04)
Preferred Shares	—	—	—	(0.13)
Total capital charges	—	—	—	(0.17)
Net asset value, end of period	$ 13.97	$ 12.64	$ 10.59	$ 21.39
Market price, end of period	$ 12.59	$ 10.96	$ 9.36	$ 18.65
Total Investment Return[5]
Based on net asset value	16.29%[6]	41.06%	(44.27)%	(4.42)%[6]
Based on market price	20.86%[6]	38.38%	(43.51)%	(20.34)%[6]
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[7]	1.12%[8]	1.60%	1.65%	1.90%[8]
Total expenses after fees waived and paid indirectly[7]	1.10%[8]	1.58%	1.65%	1.88%[8]
Total expenses after fees waived and paid indirectly and excluding interest expense[7]	1.06%[8]	1.24%	1.21%	1.04%[8]
Net investment income[7]	5.69%[8]	9.93%	7.63%	6.50%[8]
Dividends to Preferred Shareholders	0.51%[8]	0.74%	1.89%	1.64%[8]
Net investment income to Common Shareholders	5.18%[8]	9.19%	5.74%	4.86%[8]
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$ 723,867	$ 654,999	$ 548,612	$ 1,108,534
Preferred Shares outstanding at $25,000 liquidation preference, end of period (000)	$ 231,000	$ 231,000	$ 231,000	$ 462,000
Borrowings outstanding, end of period (000)	$ 68,654	$ 61,576	$ 223,512	$ 88,291
Average borrowings outstanding, during the period (000)	$ 47,478	$ 76,521	$ 107,377	$ 96,468
Portfolio turnover	30%	30%	126%	35%
Asset coverage per Preferred Share at $25,000 liquidation preference, end of period	$ 103,345	$ 95,892	$ 84,384	$ 89,737

1 Commencement of operations.
2 Net asset value, beginning of period, reflects a deduction of $1.12 per share sales charge from initial offering price of $25.00 per share.
3 Based on average shares outstanding.
4 A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
5 Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns.
Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
6 Aggregate total investment return.
7 Do not reflect the effect of dividends to Preferred Shareholders.
8 Annualized.

See Notes to Financial Statements.

46 SEMI-ANNUAL REPORT

APRIL 30, 2010

Financial Highlights				BlackRock Floating Rate Income Trust (BGT)
	Six Months		Period				Period
	Ended	Year	January 1,				August 30,
	April 30,	Ended	2008 to				2004[1] to
				Year Ended December 31,
	2010	October 31,	October 31,				December 31,
	(Unaudited)	2009	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 13.29	$ 11.24	$ 17.71	$ 19.11	$ 19.13	$ 19.21	$ 19.10[2]
Net investment income	0.47[3]	0.98[3]	1.42[3]	2.03	1.99	1.64	0.33
Net realized and unrealized gain (loss)	0.99	2.72	(6.62)	(1.39)	(0.06)	(0.17)	0.35
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.02)	(0.04)	(0.24)	(0.54)	(0.48)	(0.33)	(0.04)
Net realized gain	—	—	—	—	(0.01)	(0.00)[4]	—
Net increase (decrease) from investment operations	1.44	3.66	(5.44)	0.10	1.44	1.14	0.64
Dividends and distributions to Common Shareholders from:
Net investment income	(0.41)	(1.19)	(1.03)	(1.14)	(1.44)	(1.22)	(0.37)
Net realized gain	—	—	—	—	(0.02)	(0.00)[4]	—
Tax return of capital	—	(0.42)	—	(0.36)	—	—	—
Total dividends and distributions	(0.41)	(1.61)	(1.03)	(1.50)	(1.46)	(1.22)	(0.37)
Capital charges with respect to issuance of:
Common Shares	—	—	—	—	—	—	(0.04)
Preferred Shares	—	—	—	—	—	—	(0.12)
Total capital charges	—	—	—	—	—	—	(0.16)
Net asset value, end of period	$ 14.32	$ 13.29	$ 11.24	$ 17.71	$ 19.11	$ 19.13	$ 19.21
Market price, end of period	$ 15.00	$ 12.58	$ 9.63	$ 15.78	$ 19.27	$ 17.16	$ 18.63
Total Investment Return[5]
Based on net asset value	10.90%[6]	39.51%	(31.62)%[6]	0.98%	7.93%	6.63%	2.57%[6]
Based on market price	22.72%[6]	54.14%	(34.24)%[6]	(10.92)%	21.31%	(1.34)%	(5.00)%[6]
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[7]	1.41%[8]	1.96%	2.22%[8]	1.67%	1.75%	1.56%	1.26%[8]
Total expenses after fees waived and paid indirectly[7]	1.22%[8]	1.68%	1.89%[8]	1.33%	1.43%	1.23%	0.97%[8]
Total expenses after fees waived and paid indirectly
and excluding interest expense[7]	1.12%[8]	1.24%	1.21%[8]	1.16%	1.19%	1.15%	0.97%[8]
Net investment income[7]	6.91%[8]	8.92%	10.56%[8]	10.83%	10.38%	8.52%	5.04%[8]
Dividends to Preferred Shareholders	0.27%[8]	0.38%	1.75%[8]	2.88%	2.51%	1.71%	0.62%[8]
Net investment income to Common Shareholders	6.64%[8]	8.54%	8.81%[8]	7.95%	7.87%	6.81%	4.42%[8]
Supplemental Data
Net assets applicable to Common Shareholders,
end of period (000)	$ 337,338	$ 312,872	$ 264,590	$ 417,086	$ 449,065	$ 449,219	$ 451,126
Preferred Shares outstanding at $25,000
liquidation preference, end of period (000)	$ 58,800	$ 58,800	$ 58,800	$ 243,450	$ 243,450	$ 243,450	$ 243,450
Borrowings outstanding, end of period (000)	$ 37,000	$ 14,000	$ 123,150	—	$ 26,108	—	—
Average borrowings outstanding during the period (000)	$ 22,264	$ 53,156	$ 71,780	$ 10,524	$ 19,562	$ 10,722	$ 114
Portfolio turnover	52%	42%	25%	41%	50%	46%	11%
Asset coverage per Preferred Share at $25,000
liquidation preference, end of period	$ 168,431	$ 158,029	$ 137,505	$ 67,849	$ 73,810	$ 71,139	$ 71,330

1 Commencement of operations. This information includes the initial investment by BlackRock Funding, Inc.
2 Net asset value, beginning of period, reflects a deduction of $0.90 per share sales charge from initial offering price of $20.00 per share.
3 Based on average shares outstanding.
4 Amount is less than $(0.01) per share.
5 Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns.
Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
6 Aggregate total investment return.
7 Do not reflect the effect of dividends to Preferred Shareholders.
8 Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2010

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Credit Allocation Income Trust I, Inc. (formerly BlackRock
Preferred and Corporate Income Strategies Fund, Inc.) (“PSW”) and
BlackRock Credit Allocation Income Trust II, Inc. (formerly BlackRock
Preferred Income Strategies Fund, Inc.) (“PSY”) are registered as diversi-
fied, closed-end management investment companies under the Investment
Company Act of 1940, as amended (the “1940 Act”). BlackRock Credit
Allocation Income Trust III (formerly BlackRock Preferred Opportunity Trust)
(“BPP”), BlackRock Credit Allocation Income Trust IV (formerly BlackRock
Preferred and Equity Advantage Trust) (“BTZ”) and BlackRock Floating Rate
Income Trust (formerly BlackRock Global Floating Rate Income Trust)
(“BGT”) are registered as non-diversified, closed-end management invest-
ment companies under the 1940 Act. PSW and PSY are organized as
Maryland corporations. BPP, BTZ and BGT are organized as Delaware statutory trusts. PSW, PSY, BPP, BTZ and BGT are collectively referred to as the “Funds” or individually as the “Fund.” The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Board of Directors and Board of Trustees of the
Funds, as applicable, are referred to throughout this report as the “Board of Directors” or the “Board.” The Funds determine and make available for publication the net asset values of their Common Shares on a daily basis.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: The Funds’ policy is to value their financial investments at mar-
ket value using independent dealers or pricing services selected under the supervision of the Board. The Funds value their bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market trans-
actions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valu-
ation technology commonly employed in the market for such investments.
Financial futures contracts traded on exchanges are valued at their last sale price. Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows and trades and values of the underlying reference instruments. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be value at amortized cost, which approximates fair value.

Securities and other assets and liabilities denominated in foreign curren-
cies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE.

Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Equity investments traded on a recognized securities exchange or the
NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask
(short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is val-
ued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and swaptions are valued by an independent pricing service using a mathematical model which incorpo-
rates a number of market data factors, such as the trades and prices of the underlying instruments.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued by a method approved by the Funds’ Board as reflecting fair value
(“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Funds might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE.
Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events (for example, a company announcement, market volatility or a nat-
ural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value
Assets and be valued at their fair value, as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

Foreign Currency Transactions: The Funds’ books and records are main-
tained in US dollars. Foreign currency amounts are translated into US dollars as follows: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange pre-
vailing on the respective dates of such transactions. Generally, when the

48 SEMI-ANNUAL REPORT

APRIL 30, 2010

Notes to Financial Statements (continued)

US dollar rises in value against foreign currency, the Funds’ investments denominated in that currency will lose value because its currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Funds report foreign currency related transactions as components of realized gain (loss) for financial reporting purposes, whereas such compo-
nents are treated as ordinary income for federal income tax purposes.

Capital Trusts and Trust Preferreds: These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market.
Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities can have a rating that is slightly below that of the issuing company’s senior debt securities.

Preferred Stock: Certain Funds may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convert-
ible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obli-
gations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Floating Rate Loans: The Funds may invest in floating rate loan interests that are issued to companies (the “borrower”) by banks, other financial institutions, and privately and publicly offered corporations (the “lender”).
Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the issuer. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a pre-
mium. The base lending rates are generally the lending rate offered by one or more European banks, such as LIBOR (London Interbank Offered Rate), the prime rate offered by one or more US banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. The Funds consider these investments to be investments in debt securities for purposes of their investment policies.

When the Funds buy a floating rate loan interest it may receive a facility fee and when it sells a floating rate loan interest it may pay a facility fee.
On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. The Funds earn and/or pay facility and other fees on floating rate loan interests, which are shown as facility and other fees in the Statements of Operations. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Funds upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Funds may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the issuer’s option.
The Funds may invest in such loans in the form of participations in loans
(“Participations”) and assignments of all or a portion of loans from third parties. Participations typically will result in the Funds having a contractual relationship only with the lender, not with the borrower. The Funds will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower, and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the
Participation. As a result, the Funds will assume the credit risk of both the borrower and the lender that is selling the Participation. The Funds’ invest-
ment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Funds may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.

Reverse Repurchase Agreements: The Funds may enter into reverse repurchase agreements with qualified third party broker-dealers. In a reverse repurchase agreement, the Funds sell securities to a bank or bro-
ker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Funds are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds’ use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Funds’ obligation to repurchase the securities.

SEMI-ANNUAL REPORT

APRIL 30, 2010

Notes to Financial Statements (continued)

Defensive Positions: Each of PSW, PSY, BPP and BTZ may vary their invest-
ment policies for temporary defensive purposes during periods in which the investment advisor believes that conditions in the securities markets or other economic, financial or political conditions warrant. Under such conditions, the Funds for temporary defensive purposes may invest up to
100% of its total assets in, as applicable and described in each Fund’s prospectus, U.S. government securities, certificates of deposit, repurchase agreements that involve purchases of debt securities, bankers’ acceptances and other bank obligations, commercial paper, money market funds and/or other debt securities deemed by the investment advisor to be consistent with a defensive posture, or may hold its assets in cash.

Zero-Coupon Bonds: The Fund may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not pro-
vide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”)
require that the Funds either deliver collateral or segregate assets in con-
nection with certain investments (e.g, financial futures contracts, foreign currency exchange contracts and swaps), or certain borrowings (e.g., reverse repurchase agreements and loan payable) the Funds will, consis-
tent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the trans-
actions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.
Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are sub-
sequently recorded when the Funds have determined the ex-dividend date.
Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization of premium and accretion of discount on debt securities, is recognized on the accrual basis.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital. The amount and timing of dividends and distributions are deter-
mined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies (“RIC”) and to distribute substantially all of its tax-
able income to its shareholders. Therefore, no federal income tax provision is required.

BGT has a wholly owned taxable subsidiary organized as a limited liability company (the “Taxable Subsidiary”), which holds one of the investments listed in the Schedule of Investments. The Taxable Subsidiary allows the
Fund to indirectly hold an investment that is organized as an operating partnership while still satisfying RIC tax requirements. Income earned on the investment held by the Taxable Subsidiary is taxable to such subsidiary.
The income tax expense, if any, of the Taxable Subsidiary is reflected in the market value of the investment held by the Taxable Subsidiary.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of lim-
itations on PSW’s and PSY’s US federal tax returns remains open for the four years ended October 31, 2009. The statute of limitations on BPP’s and BGT’s US federal tax returns remains open for the two years ended
December 31, 2007, the period ended October 31, 2008 and year ended
October 31, 2009. The statute of limitations on BTZ’s US Federal tax returns remains open for the two years ended October 31, 2009 and the period ended October 31, 2007. The statutes of limitations on the Funds’
state and local tax returns may remain open for an additional year depend-
ing upon the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In January 2010, the Financial Accounting
Standards Board issued amended guidance to improve disclosure about fair value measurements, which will require additional disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation tech-
niques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009, and interim periods within those fiscal years, except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this guidance on the Fund's financial statements and disclosures is currently being assessed.

Deferred Compensation and BlackRock Closed-End Share Equivalent
Investment Plan: Under the deferred compensation plan approved by each
Fund’s Board, non-interested Directors (“Independent Directors”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other certain BlackRock Closed-End Funds selected by the Independent Directors. This has approximately the same economic effect for the Independent Directors as if the Independent
Directors had invested the deferred amounts directly in other certain
BlackRock Closed-End Funds.

50 SEMI-ANNUAL REPORT

APRIL 30, 2010

Notes to Financial Statements (continued)

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each
Fund. Each Fund may, however, elect to invest in common shares of other certain BlackRock Closed-End Funds selected by the Independent Directors in order to match its deferred compensation obligations. Investments to cover each Fund’s deferred compensation liability, if any, are included in other assets in the Statements of Assets and Liabilities. Dividends and dis-
tributions from the BlackRock Closed-End Fund investments under the plan are included in income — affiliated in the Statements of Operations.

Other: Expenses directly related to a Fund are charged to the Fund. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. The
Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applica-
ble are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Funds may engage in various portfolio investment strategies both to increase the returns of the Funds and to economically hedge, or protect, their exposure to certain risks such as credit risk, equity risk, interest rate risk and foreign currency exchange rate risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying instrument or if the counterparty does not perform under the contract. The Funds may mitigate counterparty risk through master netting agreements included within an International Swap and Derivatives
Association, Inc. (“ISDA”) Master Agreement between a Fund and sepa-
rately each of its counterparties. The ISDA Master Agreement allows each
Fund to offset with its counterparty certain derivative financial instrument’s payables and/or receivables with collateral held with each separate coun-
terparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Funds from their counterparties are not fully collateral-
ized, contractually or otherwise, the Funds bear the risk of loss from coun-
terparty non-performance. See Note 1 “Segregation and Collateralization”
for information with respect to collateral practices. In addition, the Fund manages counterparty risk by entering into agreements only with counter-
parties that it believes have the financial resources to honor their obliga-
tions and by monitoring the financial stability of those counterparties.

The Fund’s maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Fund. For OTC options pur-
chased, the Fund bears the risk of loss in the amount of the premiums paid and change in market value of the options should the counterparty not perform under the contracts. Options written by the Fund do not give rise to counterparty credit risk, as options written obligate the Fund to perform and not the counterparty. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. Counterparty risk related to exchange-traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade.

Financial Futures Contracts: The Funds may purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates
(interest rate risk) or foreign currencies (foreign currency exchange rate risk). Financial futures contracts are contracts for delayed delivery of secu-
rities or currencies at a specific future date and at a specific price or yield.
Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures trans-
actions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

Foreign Currency Exchange Contracts: The Funds may enter into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to gain exposure to foreign curren-
cies (foreign currency exchange rate risk). A foreign currency exchange con-
tract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Funds, help to manage the overall exposure to the cur-
rency backing some of the investments held by the Funds. The contract is marked-to-market daily and the change in market value is recorded by the
Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that counterparties may not meet the terms of the agreement or unfavorable movements in the value of a foreign currency relative to the US dollar.

Options: The Funds may purchase and write call and put options to increase or decrease its exposure to underlying instruments (equity risk)
and/or, in the case of options written, to generate gains from options pre-
miums. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period.
When the Funds purchase (writes) an option, an amount equal to the pre-
mium paid (received) by the Funds is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written).When an instru-
ment is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Funds enter into a closing

SEMI-ANNUAL REPORT

APRIL 30, 2010

Notes to Financial Statements (continued)

transaction), the Funds realize a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When the
Funds write a call option, such option is “covered,” meaning that the Funds hold the underlying instrument subject to being called by the option coun-
terparty, or cash in an amount sufficient to cover the obligation. When the
Funds write a put option, such option is covered by cash in an amount suf-
ficient to cover the obligation.

In purchasing and writing options, the Fund bears the risk of an unfavor-
able change in the value of the underlying instrument or the risk that the
Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of an option written could result in the Fund purchasing or selling a security at a price different from the current market value. The
Fund may execute transactions in both listed and OTC options.

Swaps: The Funds may enter into swap agreements, in which the Funds and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Funds are recorded in the Statements of Operations as realized gains or losses, respectively. Any upfront fees paid are recorded as assets and any upfront fees received are recorded as liabilities and amortized over the term of the swap. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is ter-
minated, the Funds will record a realized gain or loss equal to the differ-
ence between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agree-
ments, that the counterparty to the agreements may default on its obliga-
tion to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

• Credit default swaps — The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). The Funds enter into credit default agreements to provide a measure of protection against the default of an issuer (as buyer protection) and/or gain credit expo-
sure to an issuer to which it is not otherwise exposed (as seller of pro-
tection). The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or bas-
ket of single name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed peri-
odic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place (e.g., bankruptcy, failure to pay, obligation accelerators, repudia-
tion, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic pay-
ments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the
Funds will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising of an index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securi-
ties comprising of an index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index.

Derivatives Categorized by Risk Exposure:
Fair Values of Derivative Instruments as of April 30, 2010

Asset Derivatives

	Statements of Assets
	and Liabilities Location	PSW	PSY	BPP	BTZ	BGT
Foreign currency exchange contracts	Unrealized appreciation on foreign
	currency exchange contracts	—	—	—	—	$1,319,248
Interest rate contracts*	Net unrealized appreciation/depreciation	$ 46,776	$ 71,280	$ 42,120	$ 634,102	—
Equity contracts	Investments at value - unaffiliated	—	—	—	—	5,460
Total		$ 46,776	$ 71,280	$ 42,120	$ 634,102	$1,324,708
Liability Derivatives

	Statements of Assets
	and Liabilities Location	PSW	PSY	BPP	BTZ	BGT
Credit contracts	Unrealized depreciation on swaps	$ 175,918	$ 351,837	$ 175,919	$ 703,674	$ 173,967

* Includes cumulative unrealized appreciation/depreciation of financial futures contracts as reported in the Schedules of Investments. Only the current day's margin variation is reported within the Statements of Assets and Liabilities.

52 SEMI-ANNUAL REPORT

APRIL 30, 2010

Notes to Financial Statements (continued)
The Effect of Derivative Instruments on the Statements of Operations
The Effect of Derivative Instruments on the Statements of Operations
Six Months Ended April 30, 2010

Net Realized Gain (Loss) From

	PSW	PSY	BPP	BTZ	BGT
Interest rate contracts:
Financial futures contracts	$ 151,309	$ (14,840)	$ (8,662)	$ 1,179,920	—
Options*	—	—	(17,338)	(42,018)	—
Foreign currency exchange contracts:
Foreign currency transactions	—	—	—	—	$ 6,409,739
Credit contracts:
Swaps	(26,289)	(52,578)	(26,289)	(105,156)	(40,786)
Equity contracts:
Financial futures contracts	—	—	—	5,107,623	—
Options	—	—	—	(2,202,351)	—
Total	$ 125,020	$ (67,418)	$ (52,289)	$ 3,938,018	$ 6,368,953
Net Change in Unrealized Appreciation/Depreciation on

	PSW	PSY	BPP	BTZ	BGT
Interest rate contracts:
Financial futures contracts	$ (48,196)	$ 36,435	$ 22,607	$ (348,772)	—
Foreign currency exchange contracts:
Foreign currency transactions	—	—	—	—	$ 1,970,211
Credit contracts:
Swaps	(6,966)	(13,933)	(6,967)	(27,865)	275,079
Equity contracts:
Financial futures contracts	—	—	—	145,435	—
Options*	—	—	—	(661,829)	(650)
Total	$ (55,162)	$ 22,502	$ 15,640	$ (893,031)	$ 2,244,640
* Includes options purchased which are shown in the net realized gain (loss) from investments and net change in unrealized appreciation/depreciation on investments.
For the six months ended April 30, 2010, the average quarterly balance of outstanding derivative financial instruments was as follows:
	PSW	PSY	BPP	BTZ	BGT
Financial futures contracts:
Average number of contracts purchased	48	23	13	824	—
Average notional value of contracts purchased	$ 9,719,872	$ 2,656,567	$ 1,534,270	$ 71,911,180	—
Foreign currency exchange contracts:
Average number of contracts — US dollars purchased	—	—	—	—	6
Average number of contracts — US dollars sold	—	—	—	—	1
Average US dollar amounts purchased	—	—	—	—	$91,788,735
Average US dollar amounts sold	—	—	—	—	$ 257,597
Options:
Average number of contracts purchased	—	—	43	103	26
Average number of contracts written	—	—	—	310	—
Average notional value of contracts purchased	—	—	$ 42,500	$ 103,000	$ 24,514
Average notional value of contracts written	—	—	—	$ 35,337,750	—
Credit default swaps:
Average number of contracts — buy protection	1	1	1	1	—
Average number of contracts — sell protection	—	—	—	—	1
Average notional value — buy protection	$ 1,000,000	$ 2,000,000	$ 1,000,000	$ 4,000,000	—
Average notional value — sell protection	—	—	—	—	$ 2,815,694

3. Investment Advisory Agreement and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. ("PNC"), Bank of America
Corporation ("BAC") and Barclays Bank PLC ("Barclays") are the largest stockholders of BlackRock, Inc. ("BlackRock"). Due to the ownership struc-
ture, PNC is an affiliate of the Funds for 1940 Act purposes, but BAC and
Barclays are not.

Each Fund entered into an Investment Advisory Agreement with BlackRock
Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee at the following annual rates of each Fund’s average daily (weekly for BPP, BTZ and BGT) net assets
(including any assets attributable to the proceeds from the issuance of Preferred Shares) minus the sum of accrued liabilities (other than borrowings representing financial leverage) as follows:

PSW	0.60%
PSY	0.60%
BPP	0.65%
BTZ	0.65%
BGT	0.75%

The Manager has voluntarily agreed to waive a portion of the investment advisory fees or other expenses on BGT as a percentage of its average weekly net assets as follows: 0.15% for the period September 1, 2009 to

SEMI-ANNUAL REPORT

APRIL 30, 2010

Notes to Financial Statements (continued)

August 31, 2010, 0.10% for the period September 1, 2010 to August 31,
2011 and 0.05% for the period September 1, 2011 to August 31,
2012. For the six months ended April 30, 2010, the Manager waived
$303,094, which is included in fees waived by advisor in the Statements of Operations.

The Manager has voluntarily agreed to waive its advisory fees by the amount of investment advisory fees each Fund pays to the Manager indi-
rectly through its investment in affiliated money market funds, which are shown as fees waived by advisor in the Statements of Operations. For the six months ended April 30, 2010, the amounts waived were as follows:

PSW	$14,257
PSY	$48,676
BPP	$22,496
BTZ	$91,034
BGT	$ 1,363

The Manager has entered into a separate sub-advisory agreement with
BlackRock Financial Management, Inc. (“BFM”), an affiliate of the Manager.
The Manager pays BFM for services it provides, a monthly fee that is a per-
centage of the investment advisory fees paid by each Fund to the Manager.

For the six months ended April 30, 2010, the Funds reimbursed the
Manager for certain accounting services, which are included in accounting services in the Statements of Operations. The reimbursements were as follows:

Accounting
Services
PSW	$1,413
PSY	$5,980
BPP	$2,763
BTZ	$8,925
BGT	$3,834

Certain officers and/or directors of the Funds are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for com-
pensation paid to the Funds’ Chief Compliance Officer.

4. Investments:

Purchases and sales of investments including paydowns, excluding short-
term securities and US government securities for the six months ended
April 30, 2010, were as follows:

	Purchases	Sales
PSW	$ 87,203,044	$ 29,967,351
PSY	$ 354,987,135	$ 175,962,970
BPP	$ 161,179,639	$ 67,898,742
BTZ	$ 486,228,429	$ 214,649,244
BGT	$ 234,074,818	$ 218,100,549

Purchases and sales of US government securities for the six months ended
April 30, 2010, were as follows:

	Purchases	Sales
BTZ	$ 74,355,769	—

Transactions in call options written for the six months ended April 30,
2010, were as follows:

	BTZ
		Premiums
Call Options Written	Contracts	Received
Outstanding options written, beginning of period	400	$ 828,039
Options written	3,040	5,516,038
Options closed	(2,654)	(4,834,709)
Options expired	(786)	(1,509,368)
Outstanding options written, end of period	- —	$ —

5. Commitments:

BGT invests in floating rate loans. In connection with these investments, the
Fund may also enter into unfunded corporate loans (“commitments”).
Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is classi-
fied in the Statements of Operations as facility and other fees, is recog-
nized ratably over the commitment period. As of April 30, 2010, the Fund had the following unfunded loan commitments:

		Value of
	Unfunded	Underlying
Borrower	Commitment	Loans
Cloverhill	$517,857	$527,343
Delphi	$368,293	$346,195

6. Concentration, Market and Credit Risk:

PSW, PSY, BPP and BTZ invest a significant portion of its assets in securi-
ties in the financials sector and BGT invests a significant portion of its assets in the consumer discretionary sector. Changes in economic condi-
tions affecting the financials and media sectors would have a greater impact on the Funds and could affect the value, income and/or liquidity of positions in such securities.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securi-
ties are owned by the Funds; conditions affecting the general economy;
overall market changes; local, regional or global political, social or eco-
nomic instability; and currency and interest rate and price fluctuations.
Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open trans-
actions may default. The Funds manage counterparty risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the
Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is

54 SEMI-ANNUAL REPORT

APRIL 30, 2010

Notes to Financial Statements (continued)

generally approximated by their value recorded in the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

7. Capital Share Transactions:

PSW and PSY are authorized to issue 200 million of $0.10 par value shares, all of which were initially classified as Common Shares. Each Board is authorized, however, to reclassify any unissued shares without approval of Common Shareholders.There are an unlimited number of $0.001 par value shares authorized for BPP, BTZ and BGT.

Common Shares

As of April 30, 2010, the shares owned by an affiliate of the Manager of the Funds were as follows:

Shares
PSW	7,978
PSY	8,299
BTZ	4,817
BGT	8,239

Shares issued and outstanding during the six months ended April 30,
2010 and the year ended October 31, 2009 increased by the following amounts as a result of dividend reinvestment:

	Six Months
	Ended	Year Ended
	April 30,	October 31,
	2010	2009
PSW	-	20,060
PSY	-	200,878
BPP	-	76,154
BGT	19,562	—

Shares issued and outstanding for the six months ended April 30, 2010 and the year ended October 31, 2009 remained constant for BTZ.

Preferred Shares

The Preferred Shares are redeemable at the option of each Fund, in whole or in part, on any dividend payment date at their liquidation preference per share plus any accumulated and unpaid dividends whether or not declared. The Preferred Shares are also subject to mandatory redemption at their liquidation preference plus any accumulated and unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Fund, as set forth in each Fund’s Articles
Supplementary (the “Governing Instrument”) are not satisfied.

From time to time in the future, each Fund may effect repurchases of its
Preferred Shares at prices below their liquidation preference as agreed upon by the Fund and seller. Each Fund also may redeem its Preferred
Shares from time to time as provided in the applicable Governing Instru-
ment. Each Fund intends to effect such redemptions and/or repurchases to the extent necessary to maintain applicable asset coverage require-
ments or for such other reasons as the Board may determine.

The holders of Preferred Shares have voting rights equal to the holders of
Common Shares (one vote per share) and will vote together with holders of
Common Shares (one vote per share) as a single class. However, the hold-
ers of Preferred Shares, voting as a separate class, are also entitled to elect two Directors for each Fund. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Fund’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

The Funds had the following series of Preferred Shares outstanding, effective yields and reset frequency as of April 30, 2010:

				Reset
		Preferred	Effective	Frequency
	Series	Shares	Yield	Days
PSW	M7	805	1.51%	7
	T7	805	1.51%	7
PSY	M7	861	1.51%	7
	T7	861	1.51%	7
	W7	861	1.51%	7
	TH7	861	1.51%	7
	F7	861	1.51%	7
	W28	1,228	1.51%	28
	TH28	1,228	1.51%	28
BPP	T7	939	0.36%	7
	W7	939	0.36%	7
	R7	939	0.36%	7
BTZ	T7	2,310	1.51%	7
	W7	2,310	1.51%	7
	R7	2,310	1.52%	7
	F7	2,310	1.52%	7
BGT	T7	784	1.51%	7
	W7	784	1.51%	7
	R7	784	1.52%	7

Dividends on seven-day and 28-day Preferred Shares are cumulative at a rate which is reset every seven or 28 days, respectively, based on the results of an auction. If the Preferred Shares fail to clear the auction on an auction date, each Fund is required to pay the maximum applicable rate on the Preferred Shares to holders of such shares for successive dividend periods until such time as the shares are successfully auctioned. The maxi-
mum applicable rate on the Preferred Shares is as follows: for PSW, PSY and BGT, the higher of 125% times or 1.25% plus the Telerate/BBA LIBOR rate; or BPP 150% of the interest equivalent of the 30-day commercial paper ate and for BTZ, the higher of 150% times or 1.25% plus the

SEMI-ANNUAL REPORT

APRIL 30, 2010

Notes to Financial Statements (continued)

Telerate/BBA IBOR rate. The low, high and average dividend rates for the six months ended April 30, 2010, were as follows:

	Series	Low	High	Average
PSW	M7	1.46%	1.51%	1.47%
	T7	1.46%	1.51%	1.47%
PSY	M7	1.46%	1.51%	1.47%
	T7	1.46%	1.51%	1.47%
	W7	1.46%	1.51%	1.47%
	TH7	1.46%	1.52%	1.52%
	F7	1.47%	1.52%	1.47%
	W28	1.48%	1.50%	1.49%
	TH28	1.48%	1.51%	1.49%
BPP	T7	0.15%	0.35%	0.25%
	W7	0.15%	0.38%	0.24%
	R7	0.15%	0.35%	0.24%
BTZ	T7	1.46%	1.51%	1.47%
	W7	1.46%	1.51%	1.47%
	R7	1.46%	1.52%	1.47%
	F7	1.46%	1.52%	1.47%
BGT	T7	1.46%	1.51%	1.47%
	W7	1.46%	1.51%	1.47%
	R7	1.46%	1.51%	1.47%

Since February 13, 2008, the Preferred Shares of the Funds failed to clear any of their auctions. As a result, the Preferred Shares dividend rates were reset to the maximum applicable rate, which ranged from 1.46% to 1.52%
for the six months ended April 30, 2010. A failed auction is not an event of default for the Funds but it has a negative impact on the liquidity of
Preferred Shares. A failed auction occurs when there are more sellers of a fund’s auction rate preferred shares than buyers. It is impossible to predict how long this imbalance will last. A successful auction for the Funds’
Preferred Shares may not occur for some time, if ever, and even if liquidity does resume, holders of the Preferred Shares may not have the ability to sell the Preferred Shares at their liquidation preference.

The Funds may not declare dividends or make other distributions on
Common Shares or purchase any such shares if, at the time of the declara-
tion, distribution or purchase, asset coverage with respect to the outstand-
ing Preferred Shares is less than 200%.

During the year ended October 31, 2009 the Funds announced the follow-
ing redemptions, as of the date indicated, of Preferred Shares at a price of
$25,000 per share plus any accrued and unpaid dividends through the redemption dates:

March 26, 2009
		Redemption	Shares	Aggregate
	Series	Date	Redeemed	Principle
PSY	M7	4/14/09	107	$2,675,000
	T7	4/15/09	107	$2,675,000
	W7	4/16/09	107	$2,675,000
	TH7	4/13/09	107	$2,675,000
	F7	4/13/09	107	$2,675,000
	W28	5/07/09	153	$3,825,000
	TH28	4/24/09	153	$3,825,000
BPP	T7	4/15/09	267	$6,675,000
	W7	4/16/09	267	$6,675,000
	R7	4/17/09	267	$6,675,000
February 24, 2009
		Redemption	Shares	Aggregate
	Series	Date	Redeemed	Principle
PSY	M7	3/17/09	160	$4,000,000
	T7	3/18/09	160	$4,000,000
PSY	M7	3/17/09	203	$5,075,000
	T7	3/18/09	203	$5,075,000
	W7	3/19/09	203	$5,075,000
	TH7	3/13/09	203	$5,075,000
	F7	3/16/09	203	$5,075,000
	W28	4/09/09	292	$7,300,000
	TH28	3/27/09	292	$7,300,000
November 25, 2008
		Redemption	Shares	Aggregate
	Series	Date	Redeemed	Principle
PSY	M7	12/16/08	400	$10,000,000
	T7	12/17/08	400	$10,000,000
PSY	M7	12/16/08	229	$5,725,000
	T7	12/17/08	229	$5,725,000
	W7	12/18/08	229	$5,725,000
	TH7	12/12/08	229	$5,725,000
	F7	12/15/08	229	$5,725,000
	W28	12/18/08	327	$8,175,000
	TH28	1/02/09	327	$8,175,000
BPP	T7	12/17/09	266	$6,650,000
	W7	12/18/09	266	$6,650,000
	R7	12/19/09	266	$6,650,000

All of the Funds, except BGT, financed the Preferred Share redemptions with cash received from reverse repurchase agreements. BGT financed the
Preferred Share redemption with cash received from a loan.

56 SEMI-ANNUAL REPORT

APRIL 30, 2010

Notes to Financial Statements (concluded)

8. Borrowings:

BGT entered into a senior committed secured, 364-day revolving line of credit and a separate security agreement (the “SSB Agreement”) with State
Street Bank and Trust Company (“SSB”). The Fund has granted a security interest in substantially all of its assets to SSB.

Advances are made by SSB to the Fund, at the Fund’s option of (a) the higher of (i) 1.0% above the Fed Effective Rate and (ii) 1.0% above the
Overnight LIBOR or (b) 1.0% above 7-day, 30-day, 60-day or 90-day LIBOR.
In addition, the Fund pays a facility fee and a commitment fee based upon
SSB’s total commitment to the Fund. The fees associated with each of the agreements are included in the Statements of Operations as borrowing costs. Advances to the Fund as of April 30, 2010 are shown in the
Statements of Assets and Liabilities as loan payable. The SSB Agreement was renewed for 364 days under substantially the same terms effective
March 4, 2010. The commitment amount was increased from $134 million to $145 million. For the six months ended April 30, 2010, the daily weighted average interest rate was 1.49%.

BGT may not declare dividends or make other distributions on shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding short-term borrowings is less than 300%.

For the six months ended April 30, 2010, the daily weighted average inter-
est rates for Funds with reverse repurchase agreements were as follows:

PSW	0.47%
PSY	0.48%
BTZ	0.48%

9. Capital Loss CarryForwards:

As of October 31, 2009, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires October 31,	PSW	PSY	BPP
2011	$ 1,276,621	—	—
2012	10,243,141	$ 62,733,648	—
2013	5,058,900	17,911,331	—
2014	8,481,628	12,145,117	—
2015	6,724,694	19,582,978	$ 18,184,893
2016	40,232,230	140,413,242	58,197,929
2017	55,825,534	194,970,854	108,996,120
Total	$127,842,748	$447,757,170	$185,378,942
Expires October 31,		BTZ	BGT
2015		$ 49,741,712	$ 3,268,804
2016		113,355,213	24,616,531
2017		223,939,227	45,385,443
Total		$387,036,152	$ 73,270,778

10. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the
Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:

Each Fund paid a net investment income dividend on May 28, 2010 to
Common Shareholders of record on May 14, 2010 as follows:

Common
Dividend
Per Share
PSW	$0.0600
PSY	$0.0750
BPP	$0.0725
BTZ	$0.1000
BGT	$0.0675

The dividends declared on Preferred Shares for the period May 1, 2010 to May 31, 2010 were as follows:

		Dividends
	Series	Declared
PSW	M7	$25,212
	T7	$25,190
PSY	M7	$26,966
	T7	$26,942
	W7	$26,940
	TH7	$26,915
	F7	$26,986
	W28	$37,983
	TH28	$38,122
BPP	T7	$ 6,695
	W7	$ 7,299
	R7	$ 6,936
BTZ	T7	$72,284
	W7	$72,278
	R7	$72,450
	F7	$72,403
BGT	T7	$24,585
	W7	$24,582
	R7	$24,561

The Funds’ distribution rates declared on June 1, 2010 were as follows:

Per Common
Share
Amount
PSW	$0.0570
PSY	$0.0635
BPP	$0.0665
BTZ	$0.0790
BGT	$0.0700

SEMI-ANNUAL REPORT

APRIL 30, 2010

Officers and Directors

Richard E. Cavanagh, Chairman of the Board and Director
Karen P. Robards, Vice Chair of the Board, Chair of the Audit Committee
and Director
Richard S. Davis, Director
Frank J. Fabozzi, Director and Member of the Audit Committee
Kathleen F. Feldstein, Director
James T. Flynn, Director and Member of the Audit Committee
Henry Gabbay, Director
Jerrold B. Harris, Director
R. Glenn Hubbard, Director
W. Carl Kester, Director and Member of the Audit Committee
Anne Ackerley, President and Chief Executive Officer
Brendan Kyne, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer of the Funds
Howard Surloff, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Financial Management, Inc.
New York, NY 10022

Custodians
State Street Bank and Trust Company
Boston, MA 02111

Transfer Agent

Common Shares
Computershare Trust Company, N.A.
Canton, MA 02021

Auction Agent
Preferred Shares
BNY Mellon Shareowner Services
Jersey City, NJ 07310

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

Effective January 1, 2010, Kent Dixon, a Director of the Funds, retired.

Effective March 31, 2010, G. Nicholas Beckwith, III, a Director of the Funds, resigned.

The Funds’ Board of Directors extends its best wishes to both Mr. Dixon and Mr. Beckwith.

58 SEMI-ANNUAL REPORT

APRIL 30, 2010

Additional Information

Dividend Policy

Each Fund’s dividend policy is to distribute all or a portion of its net invest-
ment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of dividend distributions, the Funds may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Funds for any particular month may be more or less than the amount of net investment income earned by the Funds during such month. The
Funds’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which com-
prises part of the financial information included in this report.

General Information

The Funds do not make available copies of their Statements of Additional
Information because the Funds’ shares are not continuously offered, which means that the Statement of Additional Information of each Fund has not been updated after completion of the respective Fund’s offerings and the information contained in each Fund’s Statement of Additional Information may have become outdated.

Risks

As a result of each Fund’s portfolio restructuring and revisions to certain of its non-fundamental investment policies, your investment in a Fund will be subject to the following additional risks following the transition:

Credit Risk — Credit risk is the risk that one or more debt securities in a
Fund’s portfolio will decline in price or fail to pay interest or principal when due because the issuer of the security experiences a decline in its financial status. If the recent adverse conditions in the credit markets adversely affect the broader economy, the credit quality of issuers of credit securities in which a Fund may invest would be more likely to decline, all other things being equal. While a senior position in the capital structure of a borrower may provide some protection with respect to a Fund’s investments in senior secured floating rate and fixed rate loans or debt, losses may still occur. To the extent a Fund invests in below investment grade securities, it will be exposed to a greater amount of credit risk than a Fund which invests in investment grade securities. The prices of lower grade securities are more sensitive to negative developments, such as a decline in the issuer’s rev-
enues or a general economic downturn, than are the prices of higher grade securities. Securities of below investment grade quality are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due and therefore involve a greater risk of default. In addi-
tion, each Fund’s use of credit derivatives will expose it to additional risk in the event that the bonds underlying the derivatives default.

Interest Rate Risk — The value of certain debt securities in each Fund’s portfolio could be affected by interest rate fluctuations. When interest rates decline, the value of fixed rate securities can be expected to rise. Con-
versely, when interest rates rise, the value of fixed rate securities can be expected to decline. Recent adverse conditions in the credit markets may cause interest rates to rise. Although changes in prevailing interest rates can be expected to cause some fluctuations in the value of floating rate securities (due to the fact that rates only reset periodically), the values of these securities are substantially less sensitive to changes in market inter-
est rates than fixed rate instruments. Fluctuations in the value of a Fund’s securities will not affect interest income on existing securities, but will be reflected in the Fund’s net asset value. Each Fund may utilize certain strategies, including taking positions in futures or interest rate swaps, for the purpose of reducing the interest rate sensitivity of the portfolio and decreasing the Fund’s exposure to interest rate risk, although there is no assurance that it will do so or that such strategies will be successful.

Prepayment Risk — During periods of declining interest rates, borrowers may exercise their option to prepay principal earlier than scheduled. For fixed rate securities, such payments often occur during periods of declin-
ing interest rates, forcing a Fund to reinvest in lower yielding securities, resulting in a possible decline in the Fund’s income and distributions to shareholders. This is known as prepayment or “call” risk. Below investment grade securities frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typi-
cally greater than par) only if certain prescribed conditions are met (“call protection”). An issuer may redeem a below investment grade security if, for example, the issuer can refinance the debt at a lower cost due to declin-
ing interest rates or an improvement in the credit standing of the issuer.
Certain of each Fund’s investments will not have call protection. For pre-
mium bonds (bonds acquired at prices that exceed their par or principal value) purchased by a Fund, prepayment risk may be enhanced.

Below Investment Grade Risk — Each Fund may invest a substantial portion of its assets in fixed income securities that are rated below investment grade, which are commonly referred to as “junk bonds” and are regarded as predominately speculative with respect to the issuer’s capacity to pay interest and repay principal.

Lower grade securities may be particularly susceptible to economic down-
turns. It is likely that a prolonging of the current economic recession or a future economic recession could disrupt severely the market for such secu-
rities and may have an adverse impact on the value of such securities. In addition, it is likely that any such continuing or future economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

SEMI-ANNUAL REPORT

APRIL 30, 2010

Additional Information (continued)

General Information (continued)

Lower grade securities, though high yielding, are characterized by high risk.
They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The retail secondary market for lower grade securities may be less liquid than that for higher rated securities. Adverse conditions could make it difficult at times for a Fund to sell certain securities or could result in lower prices than those used in calculating the Fund’s net asset value.
Because of the substantial risks associated with investments in lower grade securities, you could lose money on your investment in common shares of a Fund, both in the short-term and the long-term.

Bank Loan Risk — As in the case of junk bonds, bank loans may be rated in lower grade rating categories, or may be unrated but of lower grade qual-
ity. As in the case of junk bonds, bank loans can provide higher yields than higher grade income securities, but are subject to greater credit and other risks. Although bank loan obligations often are secured by pledges of assets by the borrower and have other structural aspects intended to pro-
vide greater protection to the holders of bank loans than the holders of unsecured and subordinated securities, there are also additional risks in holding bank loans. In particular, the secondary trading market for bank loans is not well developed, and therefore, bank loans present increased market risk relating to liquidity and pricing concerns. In addition, there is no assurance that the liquidation of the collateral would satisfy the claims of the borrower’s obligations in the event of the nonpayment of scheduled interest or principal, or that the collateral could be readily liquidated. As a result, a Fund might not receive payments to which it is entitled and thereby may experience a decline in the value of its investment and its net asset value.

Convertible Bonds Risk — Although to a lesser extent than with fixed-income securities, the market value of convertible bonds tends to decline as inter-
est rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible bonds tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible bonds is that as the market price of the underlying common stock declines, convertible bonds tend to trade increasingly on a yield basis, and so may not experi-
ence market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible bonds tend to rise as a reflection of the value of the underlying common stock. While no securities investments are with-
out risk, investments in convertible bonds generally entail less risk than investments in common stock of the same issuer.

Quarterly performance, semi-annual and annual reports and other informa-
tion regarding the Funds may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regard-
ing the Funds and does not, and is not intended to, incorporate BlackRock’s website into this report.

Electronic Delivery

Electronic copies of most financial reports are available on the Funds’ web-
sites or shareholders can sign up for e-mail notifications of quarterly state-
ments, annual and semi-annual reports by enrolling in the Funds’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us other-
wise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at (800) 441-7762.

Availability of Quarterly Portfolio Schedule of Investments

Each Fund files its complete schedule of portfolio holdings with the
Securities and Exchange Commission (“SEC”) for the first and third quar-
ters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information
on the operation of the Public Reference Room may be obtained by calling
(800) SEC-0330. Each Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to deter-
mine how to vote proxies relating to portfolio securities is available (1) with-
out charge, upon request, by calling toll-free (800) 441-7762; (2) at
www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how each Fund voted proxies relating to securities held in each Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at
www.blackrock.com or by calling (800) 441-7762 and (2) on the
SEC’s website at http://www.sec.gov.

60 SEMI-ANNUAL REPORT

APRIL 30, 2010

Additional Information (continued)

Section 19(a) Notices

These reported amounts and sources of distributions are estimates and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regula-
tions. Each Fund will provide a Form 1099-DIV each calendar year that will explain the character of these dividends and distributions for federal income tax purposes.

October 31, 2009
		Total Cumulative Distributions			% Breakdown of the Total Cumulative
		for the Fiscal Year				Distributions for the Fiscal Year
	Net	Net Realized		Total Per	Net	Net Realized		Total Per
	Investment	Capital	Return of	Common	Investment	Capital	Return of	Common
	Income	Gains	Capital	Share	Income	Gains	Capital	Share
PSW	$0.248092	—	$0.111908	$0.360000	69%	0%	31%	100%
PSY	$0.313490	—	$0.136510	$0.450000	70%	0%	30%	100%
BPP	$0.332369	—	$0.102631	$0.435000	76%	0%	24%	100%
BTZ.	$0.327812	—	$0.272188	$0.600000	55%	0%	45%	100%
BGT	$0.405000	—	—	$0.405000	100%	0%	0%	100%

Each Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in a Fund is returned to the shareholder.
A return of capital does not necessarily reflect a Fund’s investment performance and should not be confused with ‘yield’ or ‘income.

SEMI-ANNUAL REPORT

APRIL 30, 2010

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safe-
guarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock col-
lects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applica-
tions, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including pro-
cedures relating to the proper storage and disposal of such information.

62 SEMI-ANNUAL REPORT

APRIL 30, 2010

This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Funds leverage their Common Shares, which creates risk for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of Common Shares, and the risk that fluctuations in short-term interest rates may reduce the Common Shares’ yield.
Statements and other information herein are as dated and are subject to change.

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable to this semi-annual report

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable to
this semi-annual report

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Floating Rate Income Trust

Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Trust

Date: June 28, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Floating Rate Income Trust

Date: June 28, 2010